UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Low-Priced Stock Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
UnitedHealth Group, Inc.	4.5
Next PLC	4.4
Metro, Inc. Class A (sub. vtg.)	3.6
Ross Stores, Inc.	3.0
Seagate Technology LLC	2.5
AutoZone, Inc.	2.5
MetLife, Inc.	2.3
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2.0
Monster Beverage Corp.	2.0
Anthem, Inc.	1.9
28.7

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Consumer Discretionary	25.4
Information Technology	15.4
Financials	13.1
Consumer Staples	12.5
Health Care	11.9

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 44.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	29,952	$1,640
Entertainment - 0.0%
Cinemark Holdings, Inc.	337,361	6,828
Interactive Media & Services - 0.1%
QuinStreet, Inc. (a)	243,710	5,159
XLMedia PLC (a)	8,482,400	3,981
Z Holdings Corp.	998,496	6,200
		15,340
Media - 1.6%
AMC Networks, Inc. Class A (a)(b)	311,779	15,408
Comcast Corp. Class A	1,795,473	89,002
Corus Entertainment, Inc. Class B (non-vtg.)	574,095	2,128
Discovery Communications, Inc.:
Class A (a)(b)	3,045,622	126,150
Class C (non-vtg.) (a)	799,184	27,995
DISH Network Corp. Class A (a)	70,000	2,031
Gray Television, Inc. (a)	131,485	2,242
Hyundai HCN	2,723,979	8,646
Intage Holdings, Inc. (c)	3,240,771	36,354
MSG Network, Inc. Class A (a)(b)	449,770	7,768
Nexstar Broadcasting Group, Inc. Class A	54,792	6,228
Nordic Entertainment Group AB Class B	26,332	1,378
Pico Far East Holdings Ltd.	22,877,956	3,718
Proto Corp.	198,789	1,947
Reach PLC (a)	236,936	623
RKB Mainichi Broadcasting Corp.	41,792	2,394
Saga Communications, Inc. Class A	414,087	9,317
Sky Network Television Ltd. (a)	23,633,226	2,785
TechTarget, Inc. (a)	149,012	11,131
Tegna, Inc.	1,393,562	22,339
The New York Times Co. Class A	125,202	6,209
TOW Co. Ltd. (c)	3,589,774	9,219
TVA Group, Inc. Class B (non-vtg.) (a)	3,029,516	4,975
ViacomCBS, Inc. Class B	999,074	48,455
WOWOW INC.	180,835	4,907
		453,349
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	29,923	1,334

TOTAL COMMUNICATION SERVICES		478,491

CONSUMER DISCRETIONARY - 25.4%
Auto Components - 1.6%
Adient PLC (a)	1,098,591	35,474
ASTI Corp. (b)(c)	177,643	2,478
Cooper-Standard Holding, Inc. (a)	249,625	7,616
DaikyoNishikawa Corp.	249,778	1,848
ElringKlinger AG (a)(b)	684,797	12,914
G-Tekt Corp.	171,459	2,398
Gentex Corp.	1,993,688	65,891
GUD Holdings Ltd.	257,369	2,347
Hi-Lex Corp.	1,340,056	19,050
INFAC Corp.	325,139	2,041
INZI Controls Co. Ltd.	200,000	3,693
Lear Corp.	499,633	75,325
Linamar Corp.	251,221	12,825
Motonic Corp. (c)	2,168,267	25,397
Murakami Corp. (c)	809,220	19,770
Nippon Seiki Co. Ltd.	2,587,151	31,813
Piolax, Inc. (c)	2,436,638	35,406
S&T Holdings Co. Ltd. (c)	885,108	12,386
Samsung Climate Control Co. Ltd. (c)	499,950	3,630
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	1,803
SJM Co. Ltd. (c)	1,282,000	4,608
SJM Holdings Co. Ltd.	569,470	1,706
Strattec Security Corp. (c)	380,668	20,842
Sungwoo Hitech Co. Ltd.	2,518,110	16,706
TBK Co. Ltd.	907,467	3,795
Yachiyo Industry Co. Ltd. (a)	878,841	5,076
Yutaka Giken Co. Ltd. (c)	1,203,507	18,958
		445,796
Automobiles - 0.0%
Isuzu Motors Ltd.	277,709	2,651
Kabe Husvagnar AB (B Shares)	271,555	5,070
Stellantis NV	1,496	23
		7,744
Distributors - 0.1%
Arata Corp.	92,170	4,052
Central Automotive Products Ltd.	73,810	1,827
LKQ Corp. (a)	112,231	3,938
Nakayamafuku Co. Ltd.	520,761	2,829
PALTAC Corp.	34,913	1,817
SPK Corp.	496,923	5,930
Uni-Select, Inc.	1,276,437	6,778
		27,171
Diversified Consumer Services - 0.1%
Clip Corp. (c)	257,139	2,106
Cross-Harbour Holdings Ltd.	2,373,900	4,023
Step Co. Ltd. (c)	1,055,886	15,464
YDUQS Participacoes SA	258,300	1,584
		23,177
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	89,220	1,652
Brinker International, Inc.	199,487	11,746
Curves Holdings Co. Ltd.	258,277	2,054
Flanigans Enterprises, Inc. (a)(c)	93,970	2,196
Hiday Hidaka Corp.	1,297,406	21,726
Ibersol SGPS SA (a)	894,179	5,295
J.D. Weatherspoon PLC (a)	179,700	2,834
Koshidaka Holdings Co. Ltd.	258,277	1,028
NeoGames SA	24,957	722
Ruth's Hospitality Group, Inc.	125,491	2,283
Sportscene Group, Inc. Class A (c)	644,344	2,126
The Monogatari Corp.	48,874	5,394
The Restaurant Group PLC (a)	15,245,584	14,267
		73,323
Household Durables - 4.8%
Barratt Developments PLC (a)(c)	58,288,723	510,173
Bellway PLC	3,488,244	131,673
D.R. Horton, Inc.	1,001,988	76,953
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,869,000	21,719
Emak SpA (a)	4,300,673	6,232
First Juken Co. Ltd. (c)	1,372,473	13,863
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,265,000	11,080
Hamilton Beach Brands Holding Co.:
Class A	140,501	2,696
Class B	182,462	3,501
Helen of Troy Ltd. (a)	833,224	203,515
Henry Boot PLC	2,068,889	7,710
Lennar Corp. Class A	59,182	4,921
M/I Homes, Inc. (a)	851,015	42,015
Mohawk Industries, Inc. (a)	1,548,231	222,326
Q.E.P. Co., Inc.	21,838	565
Sanei Architecture Planning Co. Ltd. (c)	1,186,651	19,860
Taylor Morrison Home Corp. (a)	1,151,569	29,918
Tempur Sealy International, Inc. (a)	233,814	6,173
Token Corp.	598,462	46,451
Toll Brothers, Inc.	30,000	1,533
TopBuild Corp. (a)	14,364	2,872
TRI Pointe Homes, Inc. (a)	218,196	4,408
Whirlpool Corp.	14,077	2,606
ZAGG, Inc. (a)	448,847	1,867
		1,374,630
Internet & Direct Marketing Retail - 0.3%
Aucnet, Inc.	120,300	1,506
Belluna Co. Ltd. (c)	6,383,594	70,086
Dustin Group AB (e)	257,896	2,450
Moneysupermarket.com Group PLC	380,024	1,395
Qurate Retail, Inc. Series A	266,072	3,353
Secoo Holding Ltd. ADR (a)(b)	200,484	535
		79,325
Leisure Products - 0.0%
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	445,655	6,476
Miroku Corp.	137,746	2,048
		8,524
Multiline Retail - 4.8%
Big Lots, Inc. (b)	1,578,420	94,200
Lifestyle China Group Ltd. (a)	17,914,959	2,796
Lifestyle International Holdings Ltd. (a)	19,577,686	13,939
Next PLC (c)	11,756,846	1,245,198
Ryohin Keikaku Co. Ltd.	4,987	119
		1,356,252
Specialty Retail - 11.7%
AT-Group Co. Ltd.	1,073,341	14,858
AutoNation, Inc. (a)	189,951	13,540
AutoZone, Inc. (a)	625,219	699,226
Bed Bath & Beyond, Inc. (b)(c)	10,500,188	370,972
Best Buy Co., Inc.	2,580,380	280,797
BMTC Group, Inc. (c)	3,451,948	29,343
Bonia Corp. Bhd	675,810	140
Buffalo Co. Ltd.	91,266	1,036
Burlington Stores, Inc. (a)	17,879	4,450
Delek Automotive Systems Ltd.	722,344	7,226
Dick's Sporting Goods, Inc.	69,284	4,643
Foot Locker, Inc.	3,428,019	150,216
Formosa Optical Technology Co. Ltd.	1,362,000	2,840
Genesco, Inc. (a)	699,702	27,155
Goldlion Holdings Ltd.	21,515,706	4,385
Guess?, Inc. (c)	3,850,539	89,410
Hibbett Sports, Inc. (a)	99,744	5,631
Hour Glass Ltd.	8,680,790	5,130
IA Group Corp. (c)	115,443	3,720
JD Sports Fashion PLC	6,783,172	69,426
Jumbo SA (c)	9,750,014	153,226
K's Holdings Corp.	1,098,582	14,883
Ku Holdings Co. Ltd.	882,732	6,852
Leon's Furniture Ltd.	208,140	3,353
Mr. Bricolage SA (a)	843,566	10,186
Murphy U.S.A., Inc.	31,350	3,905
Nafco Co. Ltd. (c)	1,899,717	35,838
Ross Stores, Inc.	7,586,994	844,357
Sally Beauty Holdings, Inc. (a)(c)	6,228,268	94,047
T-Gaia Corp.	9,974	186
The Buckle, Inc. (b)(c)	4,616,766	181,531
Urban Outfitters, Inc. (a)	1,995,610	54,740
USS Co. Ltd.	3,544,781	69,715
Williams-Sonoma, Inc.	578,210	74,543
		3,331,506
Textiles, Apparel & Luxury Goods - 1.7%
Best Pacific International Holdings Ltd.	23,679,368	4,337
Capri Holdings Ltd. (a)	2,546,141	106,072
CRG, Inc. Bhd (a)(d)	2,503,000	56
Deckers Outdoor Corp. (a)	31,522	9,204
Dr. Martens Ltd. (a)	1,366,100	8,423
Embry Holdings Ltd.	2,118,555	281
Fossil Group, Inc. (a)(c)	4,076,095	59,103
G-III Apparel Group Ltd. (a)	499,144	13,497
Gildan Activewear, Inc.	6,437,670	160,847
Handsome Co. Ltd. (c)	1,950,000	54,225
JLM Couture, Inc. (a)(c)	157,161	354
Kontoor Brands, Inc.	75,652	2,733
McRae Industries, Inc.	23,709	533
Movado Group, Inc.	49,914	1,031
Steven Madden Ltd.	49,914	1,677
Sun Hing Vision Group Holdings Ltd. (c)	19,439,042	3,284
Tapestry, Inc.	400,229	12,655
Ted Baker PLC (a)	476,885	659
Texwinca Holdings Ltd.	47,962,738	9,465
Victory City International Holdings Ltd. (a)	84,993,579	603
Youngone Corp.	300,000	9,496
Youngone Holdings Co. Ltd. (c)	889,600	30,306
Yue Yuen Industrial (Holdings) Ltd.	1,495,158	3,263
		492,104

TOTAL CONSUMER DISCRETIONARY		7,219,552

CONSUMER STAPLES - 12.5%
Beverages - 2.4%
A.G. Barr PLC (a)	2,391,903	16,059
Britvic PLC	6,160,025	62,879
Jinro Distillers Co. Ltd.	41,431	1,126
Monster Beverage Corp. (a)	6,526,412	566,688
Muhak Co. Ltd. (a)(c)	2,799,256	17,370
Olvi PLC (A Shares)	60,307	3,220
Spritzer Bhd	5,120,400	2,343
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	5,489
		675,174
Food & Staples Retailing - 8.4%
Amsterdam Commodities NV	147,296	3,647
Aoki Super Co. Ltd.	99,445	2,701
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,612,751	90,996
BJ's Wholesale Club Holdings, Inc. (a)	132,138	5,559
Casey's General Stores, Inc.	16,143	3,026
Cosmos Pharmaceutical Corp.	1,697,889	259,032
Create SD Holdings Co. Ltd. (c)	5,086,281	165,100
Daikokutenbussan Co. Ltd.	374,039	19,926
Dong Suh Companies, Inc.	400,000	11,034
Genky DrugStores Co. Ltd.	719,052	26,052
Halows Co. Ltd. (c)	1,223,590	37,965
Jm Holdings Co. Ltd.	35,007	683
Kroger Co.	112,330	3,875
Kusuri No Aoki Holdings Co. Ltd.	490,938	40,214
MARR SpA	113,412	2,365
McColl's Retail Group PLC (a)	1,534,108	557
Metro, Inc. Class A (sub. vtg.) (c)	23,639,476	1,021,928
Naked Wines PLC	499,828	4,910
North West Co., Inc.	85,101	2,154
Qol Holdings Co. Ltd.	1,815,434	19,880
Sprouts Farmers Market LLC (a)	149,756	3,392
Sundrug Co. Ltd.	2,965,376	117,630
Total Produce PLC	8,745,806	15,496
United Natural Foods, Inc. (a)(b)	534,558	14,476
Valor Holdings Co. Ltd.	244,771	5,791
Walgreens Boots Alliance, Inc.	9,173,016	460,944
Yaoko Co. Ltd.	699,216	45,860
		2,385,193
Food Products - 1.5%
Carr's Group PLC	2,186,455	4,044
Cranswick PLC	399,705	18,697
Darling Ingredients, Inc. (a)	53,910	3,343
Food Empire Holdings Ltd. (c)	38,198,531	20,848
Fresh Del Monte Produce, Inc. (c)	4,613,837	112,901
Inghams Group Ltd.	1,067,615	2,684
Ingredion, Inc.	699,090	52,760
Kaveri Seed Co. Ltd.	330,714	2,478
Laird Superfood, Inc.	4,991	216
Lassonde Industries, Inc. Class A (sub. vtg.)	16,154	2,201
Mitsui Sugar Co. Ltd.	344,315	6,104
Namyang Dairy Products Co. Ltd.	10,500	2,694
Origin Enterprises PLC (c)	9,016,230	35,834
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	1,001
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	1,715
Pickles Corp.	97,549	3,399
Rocky Mountain Chocolate Factory, Inc. (c)	409,298	1,744
S Foods, Inc.	393,800	13,083
Seaboard Corp.	36,368	114,421
Sunjin Co. Ltd. (c)	2,376,955	31,455
Thai President Foods PCL	502,097	3,213
Tyson Foods, Inc. Class A	49,914	3,210
Ulker Biskuvi Sanayi A/S (a)	4,987	15
		438,060
Personal Products - 0.1%
Hengan International Group Co. Ltd.	490,739	3,522
Sarantis SA (c)	3,925,413	43,207
		46,729
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	1,577	628
Scandinavian Tobacco Group A/S (e)	1,495,107	27,152
		27,780

TOTAL CONSUMER STAPLES		3,572,936

ENERGY - 3.6%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	1,443,343	677
Bristow Group, Inc. (a)	159,726	3,867
Cactus, Inc.	69,833	1,830
Cathedral Energy Services Ltd. (a)	1,300,513	163
Championx Corp. (a)	499,823	7,642
Geospace Technologies Corp. (a)(c)	697,539	5,685
Helix Energy Solutions Group, Inc. (a)	498,718	2,055
John Wood Group PLC	781,329	3,137
KS Energy Services Ltd. (a)(d)	12,911,018	126
Liberty Oilfield Services, Inc. Class A	3,661,980	44,017
Oil States International, Inc. (a)	2,597,138	14,544
PHX Energy Services Corp.	1,342,242	2,624
Smart Sand, Inc. (a)	266,678	485
Solaris Oilfield Infrastructure, Inc. Class A	120,910	1,100
Tidewater, Inc. warrants 11/14/24 (a)	76,175	29
Total Energy Services, Inc.	1,971,405	4,779
		92,760
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	113,963	2,759
Beach Energy Ltd.	13,949,410	17,537
Berry Petroleum Corp.	1,496,864	5,763
Bonanza Creek Energy, Inc. (a)(c)	1,335,069	27,583
China Petroleum & Chemical Corp.:
(H Shares)	4,454,552	2,110
sponsored ADR (H Shares)	98,164	4,655
Cimarex Energy Co.	24,759	1,044
CNX Resources Corp. (a)	990,289	12,547
Delek U.S. Holdings, Inc.	1,498,048	28,103
Eni SpA	2,194,420	22,165
Enterprise Products Partners LP	99,347	2,010
EQT Corp.	6,090,001	99,328
Fuji Kosan Co. Ltd.	299,729	3,379
Great Eastern Shipping Co. Ltd.	4,700,000	16,814
Hankook Shell Oil Co. Ltd.	46,500	10,166
HollyFrontier Corp.	698,806	19,888
Kyungdong Invest Co. Ltd.	84,315	2,141
Marathon Oil Corp.	10,473,493	75,828
Marathon Petroleum Corp.	1,868,802	80,657
Michang Oil Industrial Co. Ltd. (c)	173,900	9,858
Murphy Oil Corp. (b)(c)	11,970,003	148,069
NACCO Industries, Inc. Class A	350,258	8,396
Oil & Natural Gas Corp. Ltd.	39,210,893	47,520
Oil India Ltd.	1,249,977	1,910
Ovintiv, Inc.	1,744,608	27,495
Pioneer Natural Resources Co.	43,050	5,205
QEP Resources, Inc.	9,983,817	28,454
Reliance Industries Ltd.	92,600	2,341
Southwestern Energy Co. (a)	24,793,638	93,472
Star Petroleum Refining PCL	8,996,612	2,675
Thai Oil PCL (For. Reg.)	490,439	893
Total SA sponsored ADR	1,595,103	67,122
Tsakos Energy Navigation Ltd.	9,974	83
Whiting Petroleum Corp. (a)	1,647,849	33,517
World Fuel Services Corp.	1,085,792	33,214
		944,701

TOTAL ENERGY		1,037,461

FINANCIALS - 13.1%
Banks - 1.7%
ACNB Corp.	112,599	2,821
Bank Ireland Group PLC	10,233,863	38,500
Bank of America Corp.	84,712	2,512
Bar Harbor Bankshares	9,983	215
Camden National Corp.	161,842	6,077
Cathay General Bancorp	737,602	24,946
Central Pacific Financial Corp.	117,253	2,331
Central Valley Community Bancorp	101,755	1,557
Codorus Valley Bancorp, Inc. (c)	699,219	11,048
Comerica, Inc.	38,900	2,225
Community Trust Bancorp, Inc.	66,773	2,435
Dah Sing Banking Group Ltd.	1,562,112	1,555
Dimeco, Inc.	35,534	1,155
East West Bancorp, Inc.	500,079	29,975
First Bancorp, Puerto Rico	1,429,931	13,012
First Foundation, Inc.	113,318	2,296
First Hawaiian, Inc.	199,807	4,646
FNB Corp., Pennsylvania	499,244	4,923
Hanmi Financial Corp.	362,029	5,003
Hope Bancorp, Inc.	1,612,288	18,025
Independent Bank Corp.	134,542	2,470
LCNB Corp.	105,953	1,630
Meridian Bank/Malvern, PA	145,964	2,960
NIBC Holding NV (e)	245,018	2,081
OFG Bancorp	426,870	7,334
Popular, Inc.	49,914	2,833
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	1,189,173	13,120
Sparebanken More (primary capital certificate)	204,378	7,158
Sparebanken Nord-Norge	2,192,727	19,916
Synovus Financial Corp.	72,883	2,711
Van Lanschot NV (Bearer)	1,041,083	25,900
Wells Fargo & Co.	7,500,021	224,101
Western Alliance Bancorp.	69,065	4,709
		492,180
Capital Markets - 1.1%
AllianceBernstein Holding LP	374,809	13,249
Banca Generali SpA	44,736	1,391
Cowen Group, Inc. Class A	43,430	1,092
Daou Data Corp.	5,000	59
Donnelley Financial Solutions, Inc. (a)	8,302	149
Hamilton Lane, Inc. Class A	48,871	3,683
Lazard Ltd. Class A	1,633,913	67,317
LPL Financial	32,446	3,515
Nordnet AB	212,635	3,425
State Street Corp.	2,892,274	202,459
Virtu Financial, Inc. Class A	76,477	2,124
Waddell & Reed Financial, Inc. Class A	149,759	3,787
		302,250
Consumer Finance - 3.2%
Aeon Credit Service (Asia) Co. Ltd.	12,497,880	8,350
Cash Converters International Ltd. (a)	19,766,391	3,701
Discover Financial Services	2,521,207	210,622
Encore Capital Group, Inc. (a)	58,506	1,738
H&T Group PLC	528,050	2,026
Navient Corp.	590,092	6,641
Nicholas Financial, Inc. (a)	224,779	2,063
OneMain Holdings, Inc.	66,440	3,093
Santander Consumer U.S.A. Holdings, Inc.	9,366,651	207,003
Synchrony Financial	13,517,299	454,857
		900,094
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	1,401,512	1,446
Ricoh Leasing Co. Ltd.	697,507	20,510
		21,956
Insurance - 6.5%
AEGON NV	42,919,990	177,958
AFLAC, Inc.	2,136,285	96,517
Allstate Corp.	39,417	4,225
American Financial Group, Inc.	23,800	2,241
ASR Nederland NV	545,894	21,146
Brighthouse Financial, Inc. (a)	24,984	883
Chubb Ltd.	16,562	2,413
Db Insurance Co. Ltd.	20,000	658
Employers Holdings, Inc.	49,914	1,522
FBD Holdings PLC (a)	142,156	1,221
First American Financial Corp.	126,380	6,608
Globe Life, Inc.	26,581	2,403
GoHealth, Inc. (a)	9,983	133
Hartford Financial Services Group, Inc.	89,785	4,311
Hiscox Ltd. (a)	141,148	1,807
Hyundai Fire & Marine Insurance Co. Ltd.	120,804	2,150
Lincoln National Corp.	4,842,153	220,270
MetLife, Inc.	13,710,920	660,181
National Western Life Group, Inc.	125,994	22,679
NN Group NV	1,128,523	46,975
Old Republic International Corp.	107,542	1,947
Primerica, Inc.	59,847	8,337
Principal Financial Group, Inc.	290,356	14,306
Prudential Financial, Inc.	749,387	58,662
Reinsurance Group of America, Inc.	1,007,511	105,839
RenaissanceRe Holdings Ltd.	434,448	65,358
The Travelers Companies, Inc.	27,886	3,801
Unum Group (c)	14,214,239	330,197
		1,864,748
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	7,188,626	58,372
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	392,890	2,742
Genworth MI Canada, Inc.	2,491,446	84,714
Genworth Mortgage Insurance Ltd.	3,985,608	6,945
Meta Financial Group, Inc.	13,792	533
		94,934

TOTAL FINANCIALS		3,734,534

HEALTH CARE - 11.9%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	40,004	6,134
Amgen, Inc.	2,154,394	520,135
Biogen, Inc. (a)	49,294	13,931
Cell Biotech Co. Ltd.	50,000	872
Essex Bio-Technology Ltd.	2,184,386	1,099
Gilead Sciences, Inc.	241,063	15,814
United Therapeutics Corp. (a)	9,974	1,634
		559,619
Health Care Equipment & Supplies - 0.3%
Arts Optical International Holdings Ltd. (a)	19,232,572	1,960
Boston Scientific Corp. (a)	119,896	4,249
Hoshiiryou Sanki Co. Ltd. (c)	277,750	9,891
InBody Co. Ltd.	10,000	166
Integra LifeSciences Holdings Corp. (a)	53,061	3,504
Nakanishi, Inc.	490,041	9,376
Prim SA (c)	1,408,580	16,410
ResMed, Inc.	40,080	8,079
St.Shine Optical Co. Ltd.	2,100,000	19,942
Techno Medica Co. Ltd.	38,201	567
Utah Medical Products, Inc. (c)	252,674	21,899
Vieworks Co. Ltd.	5,000	145
		96,188
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	15,846	1,651
Anthem, Inc.	1,811,872	538,090
Centene Corp. (a)	166,043	10,012
Cigna Corp.	33,945	7,368
CVS Health Corp.	1,972,103	141,301
DVx, Inc. (c)	660,004	6,427
Hi-Clearance, Inc.	1,442,000	6,229
Humana, Inc.	7,787	2,983
Laboratory Corp. of America Holdings (a)	287,919	65,908
Medica Sur SA de CV (a)	326,090	584
MEDNAX, Inc. (a)	1,523,336	41,541
Patterson Companies, Inc.	48,800	1,546
Quest Diagnostics, Inc.	28,403	3,668
Ship Healthcare Holdings, Inc.	44,190	2,548
Tokai Corp.	335,737	6,433
Triple-S Management Corp. (a)(c)	1,702,874	39,898
UDG Healthcare PLC (United Kingdom)	848,479	9,486
UnitedHealth Group, Inc.	3,834,637	1,279,145
Universal Health Services, Inc. Class B	1,349,623	168,271
WIN-Partners Co. Ltd. (c)	2,478,374	26,027
		2,359,116
Health Care Technology - 0.1%
Certara, Inc.	149,743	5,154
Schrodinger, Inc.	199,275	18,001
		23,155
Pharmaceuticals - 1.2%
Bliss Gvs Pharma Ltd.	3,700,000	9,339
Bristol-Myers Squibb Co.	22,423	1,377
Daewon Pharmaceutical Co. Ltd. (c)	1,981,436	30,916
Daewoong Co. Ltd.	200,000	8,360
Dai Han Pharmaceutical Co. Ltd.	29,837	828
Daito Pharmaceutical Co. Ltd.	107,524	3,814
Dawnrays Pharmaceutical Holdings Ltd.	35,282,325	5,461
DongKook Pharmaceutical Co. Ltd. (c)	3,118,500	86,858
FDC Ltd.	2,757,108	11,025
Fuji Pharma Co. Ltd.	635,866	7,400
Genomma Lab Internacional SA de CV (a)	2,838,437	2,906
Jazz Pharmaceuticals PLC (a)	25,437	3,955
Kaken Pharmaceutical Co. Ltd.	997	39
Korea United Pharm, Inc.	155,507	6,806
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	25,778
Kyung Dong Pharmaceutical Co. Ltd.	960,000	8,172
Lee's Pharmaceutical Holdings Ltd.	7,853,816	4,943
Recordati SpA	1,539,185	79,796
Taro Pharmaceutical Industries Ltd. (a)	43,530	3,253
Viatris, Inc. (a)	798,631	13,569
Vivimed Labs Ltd. (a)	600,000	133
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	28,713
		343,441

TOTAL HEALTH CARE		3,381,519

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	135,614	14,075
Ultra Electronics Holdings PLC	71,466	1,955
Vectrus, Inc. (a)	50,739	2,608
		18,638
Air Freight & Logistics - 0.0%
Sinotrans Ltd. (H Shares)	997,436	336
Airlines - 0.0%
JetBlue Airways Corp. (a)	129,690	1,860
Ryanair Holdings PLC sponsored ADR (a)	499	47
Spirit Airlines, Inc. (a)	186,300	4,833
		6,740
Building Products - 0.2%
American Woodmark Corp. (a)	25,958	2,246
Builders FirstSource, Inc. (a)	58,833	2,250
Carrier Global Corp.	99,744	3,840
Gibraltar Industries, Inc. (a)	82,237	7,371
Jeld-Wen Holding, Inc. (a)	504,166	13,103
Kondotec, Inc. (c)	1,615,747	16,289
Owens Corning	42,199	3,275
		48,374
Commercial Services & Supplies - 0.7%
Acme United Corp.	22,133	694
Aeon Delight Co. Ltd.	83,393	2,182
AJIS Co. Ltd. (c)	875,051	32,163
Asia File Corp. Bhd (a)	4,480,000	2,394
Calian Technologies Ltd.	449,525	20,994
Civeo Corp. (a)(c)	965,129	13,406
CoreCivic, Inc. (b)	2,197,012	15,621
Fursys, Inc. (c)	950,000	25,058
HNI Corp.	76,976	2,483
Left Field Printing Group Ltd.	1,177,700	66
Lion Rock Group Ltd.	18,843,214	1,774
Matthews International Corp. Class A	49,914	1,524
Mears Group PLC (a)	1,028,760	2,171
Mitie Group PLC	29,175,528	19,188
NICE Total Cash Management Co., Ltd.	1,025,000	4,821
Prosegur Compania de Seguridad SA (Reg.)	718,897	1,996
VICOM Ltd.	5,691,093	9,254
VSE Corp. (c)	1,000,674	34,623
		190,412
Construction & Engineering - 0.9%
AECOM (a)	767,636	38,459
API Group Corp. (a)(e)	410,095	7,345
Arcadis NV	984,092	34,514
Argan, Inc.	299	13
Boustead Projs. Pte Ltd.	1,960,448	1,491
Boustead Singapore Ltd.	4,933,714	3,287
Comfort Systems U.S.A., Inc.	53,514	2,966
Daiichi Kensetsu Corp. (c)	1,694,246	27,821
EMCOR Group, Inc.	110,207	9,731
Fluor Corp.	542,832	9,386
Geumhwa PSC Co. Ltd. (c)	360,000	9,077
Granite Construction, Inc.	409,559	12,127
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	18,529
Meisei Industrial Co. Ltd.	1,082,418	8,091
Mirait Holdings Corp.	392,391	6,256
Nippon Rietec Co. Ltd.	1,049,050	23,135
Raiznext Corp.	1,151,541	12,709
Seikitokyu Kogyo Co. Ltd.	199,487	1,529
Severfield PLC	2,643,295	2,535
Shinnihon Corp.	1,543,233	12,302
United Integrated Services Co.	300,800	2,567
Valmont Industries, Inc.	13,300	2,566
		246,436
Electrical Equipment - 0.8%
Acuity Brands, Inc.	525,006	63,127
Aichi Electric Co. Ltd.	318,880	7,946
AQ Group AB	710,783	19,351
Atkore International Group, Inc. (a)	52,714	2,338
AZZ, Inc.	589,559	28,057
Chiyoda Integre Co. Ltd.	322,871	5,348
Generac Holdings, Inc. (a)	20,029	4,936
GrafTech International Ltd.	186,672	1,811
Hammond Power Solutions, Inc. Class A	443,248	3,189
I-Sheng Electric Wire & Cable Co. Ltd. (c)	9,300,000	13,895
Korea Electric Terminal Co. Ltd. (c)	700,401	47,283
Regal Beloit Corp.	26,779	3,360
Sensata Technologies, Inc. PLC (a)	286,849	15,633
Servotronics, Inc. (a)	112,397	1,017
TKH Group NV (depositary receipt)	196,523	9,282
		226,573
Industrial Conglomerates - 0.6%
DCC PLC (United Kingdom)	1,695,993	128,179
General Electric Co.	580,468	6,199
Lifco AB	150,643	13,872
Mytilineos SA	792,149	11,593
Reunert Ltd.	1,665,977	4,196
		164,039
Machinery - 1.9%
Aalberts Industries NV (c)	6,514,143	293,996
Allison Transmission Holdings, Inc.	333,711	13,582
ASL Marine Holdings Ltd. (a)(c)	44,287,594	1,000
Colfax Corp. (a)	117,630	4,366
Crane Co.	70,687	5,350
Cummins, Inc.	9,974	2,338
Daiwa Industries Ltd.	191,024	1,888
Ebara Jitsugyo Co. Ltd.	4,987	181
Foremost Income Fund (a)	2,141,103	9,569
Haitian International Holdings Ltd.	9,111,648	32,964
Hurco Companies, Inc.	49,867	1,467
Hyster-Yale Materials Handling:
Class A (c)	309,891	27,800
Class B (c)	310,000	27,810
Ihara Science Corp. (c)	963,923	16,307
ITT, Inc.	66,562	4,973
JOST Werke AG (a)(e)	76,709	3,887
Kyowakogyosyo Co. Ltd.	42,391	1,546
Luxfer Holdings PLC sponsored	174,556	2,875
Maruzen Co. Ltd. (c)	1,557,397	26,793
Miller Industries, Inc.	24,957	995
Mincon Group PLC	2,116,425	2,877
Nadex Co. Ltd. (c)	779,696	5,285
Nitchitsu Co. Ltd.	54,559	714
Park-Ohio Holdings Corp.	149,743	4,221
Semperit AG Holding (a)	373,753	11,725
SIMPAC, Inc.	1,483,000	3,567
Stabilus SA	38,006	2,848
Takamatsu Machinery Co. Ltd.	316,686	2,023
Tocalo Co. Ltd.	3,004,209	40,899
Trinity Industrial Corp.	829,768	5,648
		559,494
Marine - 0.1%
Genco Shipping & Trading Ltd.	735,297	5,816
Kirby Corp. (a)	193,990	9,847
SITC International Holdings Co. Ltd.	3,154,044	7,249
Tokyo Kisen Co. Ltd. (c)	813,010	4,541
		27,453
Professional Services - 0.2%
ABIST Co. Ltd.	74,808	2,095
Enento Group Oyj (e)	18,542	711
Kforce, Inc.	45,227	1,929
McMillan Shakespeare Ltd.	1,586,177	15,371
Nielsen Holdings PLC	882,300	19,702
Persol Holdings Co. Ltd.	201,299	3,765
Robert Half International, Inc.	28,554	1,927
SHL-JAPAN Ltd.	99,744	2,376
Synergie SA (a)	125,058	4,765
TrueBlue, Inc. (a)	142,758	2,654
		55,295
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,799,605	29,000
Chilled & Frozen Logistics Holdings Co. Ltd.	1,076,733	20,354
Daqin Railway Co. Ltd. (A Shares)	32,500,000	32,208
Hamakyorex Co. Ltd. (c)	1,228,643	35,835
Higashi Twenty One Co. Ltd.	245,070	1,462
Knight-Swift Transportation Holdings, Inc. Class A	184,289	7,372
Sakai Moving Service Co. Ltd. (c)	1,060,076	49,135
Trancom Co. Ltd. (c)	838,252	65,383
		240,749
Trading Companies & Distributors - 1.3%
AddTech AB (B Shares)	3,393,391	45,076
Alconix Corp. (c)	2,078,060	31,306
Applied Industrial Technologies, Inc.	49,720	3,500
Chori Co. Ltd.	484,256	7,046
GMS, Inc. (a)	107,827	3,126
Goodfellow, Inc. (c)	708,674	4,422
HERIGE (a)	59,777	2,133
Houston Wire & Cable Co. (a)	199,788	667
Itochu Corp.	4,075,027	116,616
Lumax International Corp. Ltd.	1,988,900	4,622
Meiwa Corp.	1,683,573	7,169
Mitani Shoji Co. Ltd.	715,461	46,379
MRC Global, Inc. (a)	1,791,907	12,382
MSC Industrial Direct Co., Inc. Class A	25,439	1,973
Nishikawa Keisoku Co. Ltd.	4,987	226
NOW, Inc. (a)	793,807	6,581
Otec Corp.	122,086	2,676
Parker Corp. (c)	2,175,808	9,825
Richelieu Hardware Ltd.	733,004	21,479
Senshu Electric Co. Ltd. (c)	877,145	25,876
Tanaka Co. Ltd.	36,207	241
TECHNO ASSOCIE Co. Ltd.	249,858	2,428
Totech Corp. (c)	883,729	23,092
Univar, Inc. (a)	105,331	1,958
Yamazen Co. Ltd.	9,974	93
		380,892
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,855,242	5,585
Isewan Terminal Service Co. Ltd.	1,266,844	8,623
Meiko Transportation Co. Ltd.	812,910	8,925
Qingdao Port International Co. Ltd. (H Shares) (e)	11,479,874	6,633
Winas Ltd. (c)(d)	20,043,900	121
		29,887

TOTAL INDUSTRIALS		2,195,318

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	49,819	9,762
Electronic Equipment & Components - 5.7%
A&D Co. Ltd.	589,086	6,558
Alviva Holdings Ltd. (c)	7,191,194	5,376
Amphenol Corp. Class A	51,387	6,417
Arrow Electronics, Inc. (a)	39,702	3,876
Avnet, Inc.	92,827	3,278
CDW Corp.	81,197	10,690
Coda Octopus Group, Inc. (a)(b)	10,194	62
CONEXIO Corp.	9,974	130
Daido Signal Co. Ltd.	97,350	538
Dynapack International Technology Corp.	3,200,000	10,270
Elematec Corp. (c)	2,314,451	21,919
Fabrinet (a)	17,971	1,419
Hi-P International Ltd.	10,472,912	15,768
Hon Hai Precision Industry Co. Ltd. (Foxconn)	142,480,912	567,157
IDIS Holdings Co. Ltd. (c)	800,000	9,228
Image Sensing Systems, Inc. (a)	63,186	278
Insight Enterprises, Inc. (a)	429,168	32,660
INTOPS Co. Ltd. (c)	1,700,000	43,777
Jabil, Inc.	62,799	2,598
Keysight Technologies, Inc. (a)	214,530	30,375
Kingboard Chemical Holdings Ltd. (c)	74,477,496	304,990
Kingboard Laminates Holdings Ltd.	3,650,120	5,904
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,187,049	7,972
Nippo Ltd. (c)	721,944	5,018
PAX Global Technology Ltd.	9,479,637	9,317
Redington India Ltd.	13,947,410	25,843
Restar Holdings Corp.	892,207	17,819
ScanSource, Inc. (a)(c)	1,474,995	35,680
Shibaura Electronics Co. Ltd. (c)	613,823	17,874
Sigmatron International, Inc. (a)	167,305	850
Simplo Technology Co. Ltd.	5,400,000	69,594
SYNNEX Corp. (c)	2,662,122	217,282
Tomen Devices Corp. (c)	527,545	19,239
Tripod Technology Corp.	1,066,000	4,890
VSTECS Holdings Ltd. (c)	115,848,473	101,306
Wayside Technology Group, Inc. (c)	350,105	6,354
Wireless Telecom Group, Inc. (a)	244,977	480
		1,622,786
IT Services - 4.3%
ALTEN (a)	545,146	57,622
Amdocs Ltd.	4,453,911	314,535
Argo Graphics, Inc.	747,578	22,446
CACI International, Inc. Class A (a)	48,956	11,809
Computer Services, Inc.	275,248	17,065
Concentrix Corp. (a)(c)	2,654,777	283,849
CSE Global Ltd. (c)	39,867,442	14,406
Data Applications Co. Ltd.	9,974	159
Dimerco Data System Corp.	510,000	1,038
DXC Technology Co.	498,718	14,064
E-Credible Co. Ltd.	130,349	2,570
eClerx Services Ltd.	1,609,270	21,823
EOH Holdings Ltd. (a)(b)	6,264,724	3,635
EPAM Systems, Inc. (a)	27,341	9,417
Estore Corp.	149,899	3,372
ExlService Holdings, Inc. (a)	132,790	10,182
Gabia, Inc. (c)	900,000	10,824
Global Dominion Access SA (e)	181,700	836
Global Payments, Inc.	55,601	9,815
Indra Sistemas SA (a)(c)	11,956,572	105,487
Know IT AB (c)	1,364,377	45,880
ManTech International Corp. Class A	127,926	11,474
Net 1 UEPS Technologies, Inc. (a)	174,467	857
NIC, Inc.	48,123	1,295
Nice Information & Telecom, Inc.	189,987	4,689
Science Applications International Corp.	99,948	9,598
Societe Pour L'Informatique Industrielle SA (c)	1,624,222	41,590
Softcreate Co. Ltd.	549,154	13,762
The Western Union Co.	7,772,497	173,094
TravelSky Technology Ltd. (H Shares)	984,470	2,199
Verra Mobility Corp. (a)	353,335	4,523
WNS Holdings Ltd. sponsored ADR (a)	57,550	3,866
		1,227,781
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Energy Industries, Inc.	146,532	15,031
Array Technologies, Inc.	99,829	4,069
ASM Pacific Technology Ltd.	133,468	1,947
Axell Corp.	150,115	1,032
Boe Varitronix Ltd.	4,758,770	2,332
CMC Materials, Inc.	65,180	9,602
Entegris, Inc.	158,073	15,553
Leeno Industrial, Inc.	1,000	137
Melexis NV	125,015	14,003
Miraial Co. Ltd.	146,822	1,535
MKS Instruments, Inc.	88,048	13,918
Powertech Technology, Inc.	9,000,000	31,295
Renesas Electronics Corp. (a)	420,703	4,820
Semtech Corp. (a)	91,483	6,491
Systems Technology, Inc.	25,000	402
Trio-Tech International (a)(c)	220,134	1,079
		123,246
Software - 1.9%
AdaptIT Holdings Ltd. (a)	2,464,339	713
Altair Engineering, Inc. Class A (a)	141,765	7,929
ANSYS, Inc. (a)	1,098,317	389,211
Aspen Technology, Inc. (a)	49,463	6,623
C3.Ai, Inc. (b)	24,957	3,484
Cerence, Inc. (a)	96,704	10,822
Digital Turbine, Inc. (a)	144,573	8,271
Ebix, Inc. (b)	925,464	48,189
ICT Group NV	480,520	6,065
InfoVine Co. Ltd. (c)	175,000	3,122
KSK Co., Ltd. (c)	520,961	11,091
Kuaishou Technology (a)	272,200	4,037
Manhattan Associates, Inc. (a)	105,454	11,941
Micro Focus International PLC sponsored ADR	1,934	11
NetGem SA (a)	832,950	1,203
Nucleus Software Exports Ltd. (a)	600,000	4,571
Open Text Corp.	44,648	2,000
Pegasystems, Inc.	48,158	6,138
Pro-Ship, Inc.	495,027	6,749
Telos Corp.	133,487	4,712
Vitec Software Group AB	50,390	1,806
Zensar Technologies Ltd.	3,500,000	11,325
		550,013
Technology Hardware, Storage & Peripherals - 3.0%
Compal Electronics, Inc.	58,500,000	44,798
Corsair Gaming, Inc.	149,743	5,657
HP, Inc.	1,953,193	47,541
Samsung Electronics Co. Ltd.	35,500	2,603
Seagate Technology LLC	10,881,780	719,503
Super Micro Computer, Inc. (a)	910,629	28,229
Xerox Holdings Corp.	90,654	1,906
		850,237

TOTAL INFORMATION TECHNOLOGY		4,383,825

MATERIALS - 4.0%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	270,232	7,294
Birla Carbon Thailand PCL (For. Reg.)	11,244,203	15,779
C. Uyemura & Co. Ltd.	376,233	28,268
Chase Corp. (c)	501,636	50,284
Core Molding Technologies, Inc. (a)(c)	689,931	8,265
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)	1,322,500	2,826
DuPont de Nemours, Inc.	20,132	1,599
EcoGreen International Group Ltd. (c)	49,123,833	8,237
Element Solutions, Inc.	169,517	2,887
FMC Corp.	1,013,804	109,785
Fujikura Kasei Co., Ltd. (c)	2,657,271	12,482
Fuso Chemical Co. Ltd.	150,058	5,308
Gujarat Narmada Valley Fertilizers Co.	4,900,000	14,177
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	29,983
Honshu Chemical Industry Co. Ltd. (c)	747,578	12,961
Huntsman Corp.	173,539	4,585
Innospec, Inc.	567,091	49,785
KPX Chemical Co. Ltd.	163,083	7,583
KPX Holdings Corp.	55,171	2,772
Kraton Performance Polymers, Inc. (a)	35,116	986
Livent Corp. (a)(b)	1,093,788	19,929
Miwon Chemicals Co. Ltd.	55,095	2,980
Miwon Commercial Co. Ltd.	89,782	10,557
Muto Seiko Co. Ltd.	233,600	1,394
Nihon Parkerizing Co. Ltd.	301,750	2,930
Nippon Soda Co. Ltd.	308,707	8,833
SK Kaken Co. Ltd.	49,772	18,294
Soken Chemical & Engineer Co. Ltd. (c)	653,621	11,813
T&K Toka Co. Ltd. (c)	1,318,711	10,601
Thai Rayon PCL:
(For. Reg.)	2,665,350	2,516
NVDR	83,784	79
The Chemours Co. LLC	253,822	6,686
The Mosaic Co.	1,348,262	35,001
Trinseo SA	76,677	3,897
Westlake Chemical Corp.	20	2
Yara International ASA	1,745,808	81,629
Yip's Chemical Holdings Ltd.	25,179,290	9,743
		602,730
Construction Materials - 0.3%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	658,584	6,088
Buzzi Unicem SpA	945,542	23,328
Mitani Sekisan Co. Ltd. (c)	1,372,647	61,395
RHI Magnesita NV	94,743	5,037
West China Cement Ltd.	167,570	24
		95,872
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	44,928	2,218
Chuoh Pack Industry Co. Ltd. (c)	413,537	4,082
International Paper Co.	26,158	1,316
Kohsoku Corp. (c)	1,702,924	23,818
Mayr-Melnhof Karton AG	13,182	2,620
Packaging Corp. of America	38,933	5,235
Samhwa Crown & Closure Co. Ltd.	50,000	1,717
Silgan Holdings, Inc.	186,912	6,809
The Pack Corp. (c)	1,494,759	36,318
WestRock Co.	462,444	19,159
		103,292
Metals & Mining - 1.1%
Arconic Rolled Products Corp. (a)	50,869	1,282
Chubu Steel Plate Co. Ltd.	406,056	2,799
Cleveland-Cliffs, Inc.	11,880,094	182,241
Commercial Metals Co.	112,300	2,211
Compania de Minas Buenaventura SA sponsored ADR (a)	2,211,436	22,512
Gatos Silver, Inc.	780,991	10,317
Granges AB	326,489	3,763
Hill & Smith Holdings PLC	783,670	14,517
Orvana Minerals Corp. (a)	693,238	168
Perenti Global Ltd.	10,687,032	10,618
Reliance Steel & Aluminum Co.	19,968	2,318
Steel Dynamics, Inc.	53,263	1,825
Tohoku Steel Co. Ltd. (c)	613,224	8,764
Tokyo Tekko Co. Ltd. (c)	746,980	14,184
Warrior Metropolitan Coal, Inc.	1,327,794	30,566
Webco Industries, Inc. (a)(d)	7,444	782
		308,867
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	244,065	9,277
Schweitzer-Mauduit International, Inc.	55,367	2,056
Stella-Jones, Inc.	505,591	18,172
Western Forest Products, Inc.	1,909,862	1,882
		31,387

TOTAL MATERIALS		1,142,148

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	56,909	1,983
NSI NV	8,294	342
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	2,648,484	1,926
		4,251
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	84,583	1,326
Century21 Real Estate Japan Ltd.	99,844	1,023
Jones Lang LaSalle, Inc. (a)	99,881	14,604
LSL Property Services PLC (a)	1,332,814	4,291
Midland Holdings Ltd. (a)	15,959	2
Midland IC&I Ltd. (a)	13,565	0
Open House Co. Ltd.	997	40
Realogy Holdings Corp. (a)	202,574	2,877
Relo Group, Inc.	200,015	4,972
Selvaag Bolig ASA	521,780	3,180
Servcorp Ltd.	826,400	1,806
Sino Land Ltd.	1,737,630	2,420
Tejon Ranch Co. (a)	423,450	6,746
Wing Tai Holdings Ltd.	1,690,094	2,417
		45,704

TOTAL REAL ESTATE		49,955

UTILITIES - 2.0%
Electric Utilities - 1.8%
Exelon Corp.	818,311	34,009
NRG Energy, Inc.	66,273	2,744
PG&E Corp. (a)	22,067,434	252,231
PPL Corp.	7,772,739	215,072
		504,056
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	2,457
China Resource Gas Group Ltd.	197,492	988
GAIL India Ltd.	1,000,000	1,720
Hokuriku Gas Co.	149,516	4,425
K&O Energy Group, Inc.	259,433	3,534
Keiyo Gas Co. Ltd.	116,700	3,810
KyungDong City Gas Co. Ltd.	260,078	4,151
Star Gas Partners LP	195,401	1,868
		22,953
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	20,000,045	35,424
Vistra Corp.	119,095	2,378
		37,802
Multi-Utilities - 0.0%
CMS Energy Corp.	172,759	9,827
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	5,507,146	1,662

TOTAL UTILITIES		576,300

TOTAL COMMON STOCKS
(Cost $13,146,696)		27,772,039

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	17,372	1,738
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Namyang Dairy Products Co. Ltd.	4,917	802
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	3,410	86
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	130,202	2,743

TOTAL INDUSTRIALS		2,829

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,407)		5,369
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (Cost $0)(d)(f)	9,933	0
	Shares	Value (000s)

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.09% (g)	723,134,319	723,279
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	540,746,937	540,801
TOTAL MONEY MARKET FUNDS
(Cost $1,264,048)		1,264,080
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $14,415,151)		29,041,488
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(557,541)
NET ASSETS - 100%		$28,483,947

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,095,000 or 0.2% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$367
Fidelity Securities Lending Cash Central Fund	1,731
Total	$2,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$232,253	$--	$728	$--	$562	$61,909	$293,996
AJIS Co. Ltd.	19,443	--	75	--	55	12,740	32,163
Alconix Corp.	23,815	--	77	373	43	7,525	31,306
Alps Logistics Co. Ltd.	18,932	--	59	239	32	10,095	29,000
Alviva Holdings Ltd.	2,320	--	10	55	(5)	3,071	5,376
ASL Marine Holdings Ltd.	925	--	3	--	(7)	85	1,000
ASTI Corp.	2,002	--	6	--	2	480	2,478
Barratt Developments PLC	390,589	--	1,299	--	997	119,886	510,173
Bed Bath & Beyond, Inc.	121,725	--	34,718	--	14,272	269,693	370,972
Belc Co. Ltd.	116,293	--	602	554	515	(25,210)	90,996
Belluna Co. Ltd.	45,969	--	1,013	436	514	24,616	70,086
BMTC Group, Inc.	23,435	--	106	345	101	5,913	29,343
Bonanza Creek Energy, Inc.	22,527	1,980	73	--	39	3,110	27,583
Calian Technologies Ltd.	26,532	--	7,570	192	5,372	(3,340)	--
Chase Corp.	51,781	--	1,384	402	1,290	(1,403)	50,284
Chuoh Pack Industry Co. Ltd.	4,308	--	10	71	4	(220)	4,082
Civeo Corp.	9,637	--	36	--	(47)	3,852	13,406
Clip Corp.	1,712	--	5	--	1	398	2,106
Codorus Valley Bancorp, Inc.	8,334	455	515	160	(263)	3,037	11,048
Concentrix Corp.	--	--	499	--	462	257,211	283,849
Core Molding Technologies, Inc.	3,182	--	21	--	16	5,088	8,265
Create SD Holdings Co. Ltd.	182,840	--	509	925	426	(17,657)	165,100
CSE Global Ltd.	13,975	--	37	365	10	458	14,406
Daewon Pharmaceutical Co. Ltd.	35,127	--	--	382	--	(4,211)	30,916
Daiichi Kensetsu Corp.	27,488	--	74	--	47	360	27,821
DongKook Pharmaceutical Co. Ltd.	76,511	--	--	381	--	10,347	86,858
DVx, Inc.	5,570	--	16	--	10	863	6,427
EcoGreen International Group Ltd.	7,498	--	20	114	--	759	8,237
Elematec Corp.	18,567	--	59	257	32	3,379	21,919
Ff Group	6,061	--	56	--	(69,427)	63,422	--
First Juken Co. Ltd.	11,647	--	36	260	11	2,241	13,863
Flanigans Enterprises, Inc.	1,419	79	4	--	4	698	2,196
Food Empire Holdings Ltd.	14,599	--	48	--	30	6,267	20,848
Fossil Group, Inc.	13,459	216	190	--	98	45,520	59,103
Fresh Del Monte Produce, Inc.	105,284	--	1,157	695	(77)	8,851	112,901
Fujikura Kasei Co., Ltd.	12,911	--	34	181	3	(398)	12,482
Fursys, Inc.	22,839	--	--	726	--	2,219	25,058
Gabia, Inc.	13,534	--	1,027	28	620	(2,303)	10,824
Geospace Technologies Corp.	5,280	--	15	--	(20)	440	5,685
Geumhwa PSC Co. Ltd.	7,451	--	--	358	--	1,626	9,077
Goodfellow, Inc.	3,177	--	11	116	6	1,250	4,422
Guess?, Inc.	40,290	--	1,047	876	(209)	50,376	89,410
Gujarat State Fertilizers & Chemicals Ltd.	22,634	--	--	355	--	7,349	29,983
Halows Co. Ltd.	44,122	--	2,975	178	1,724	(4,906)	37,965
Hamakyorex Co. Ltd.	36,481	--	92	389	49	(603)	35,835
Handsome Co. Ltd.	49,408	--	--	671	--	4,817	54,225
Honshu Chemical Industry Co. Ltd.	8,235	--	31	77	22	4,735	12,961
Hoshiiryou Sanki Co. Ltd.	9,378	--	24	59	11	526	9,891
Hyster-Yale Materials Handling Class A	7,972	4,014	44	178	25	15,833	27,800
Hyster-Yale Materials Handling Class B	11,566	--	--	197	--	16,244	27,810
I-Sheng Electric Wire & Cable Co. Ltd.	17,035	--	3,414	--	(752)	1,026	13,895
IA Group Corp.	3,466	--	9	59	1	262	3,720
ICT Group NV	4,211	--	14	--	7	1,861	--
IDIS Holdings Co. Ltd.	9,366	--	--	122	--	(138)	9,228
Ihara Science Corp.	12,854	--	41	--	29	3,465	16,307
Indra Sistemas SA	89,947	--	258	--	(250)	16,048	105,487
InfoVine Co. Ltd.	2,612	--	--	120	--	510	3,122
Intage Holdings, Inc.	26,489	--	86	--	57	9,894	36,354
INTOPS Co. Ltd.	20,257	--	--	256	--	23,520	43,777
JLM Couture, Inc.	347	--	1	--	(1)	9	354
Jumbo SA	191,257	--	435	4,282	334	(37,930)	153,226
Kingboard Chemical Holdings Ltd.	218,217	--	797	2,695	697	86,873	304,990
Know IT AB	28,167	--	117	--	89	17,741	45,880
Kohsoku Corp.	22,145	--	68	305	45	1,696	23,818
Kondotec, Inc.	17,155	--	47	227	39	(858)	16,289
Korea Electric Terminal Co. Ltd.	22,783	--	--	233	--	24,500	47,283
KSK Co., Ltd.	9,617	--	28	--	20	1,482	11,091
Kwang Dong Pharmaceutical Co. Ltd.	23,719	--	--	190	--	2,059	25,778
Kyeryong Construction Industrial Co. Ltd.	14,393	--	--	310	--	4,136	18,529
Maruzen Co. Ltd.	26,344	--	69	200	53	465	26,793
Mega First Corp. Bhd	48,295	--	18,408	730	13,177	(7,640)	--
Metro, Inc. Class A (sub. vtg.)	1,043,110	--	6,294	6,920	5,502	(20,390)	1,021,928
Michang Oil Industrial Co. Ltd.	8,420	--	--	266	--	1,438	9,858
Mitani Sekisan Co. Ltd.	75,529	--	4,594	190	3,290	(12,830)	61,395
Motonic Corp.	17,755	--	8,657	738	3,459	12,840	25,397
Muhak Co. Ltd.	12,640	--	--	--	--	4,730	17,370
Murakami Corp.	17,475	--	48	166	38	2,305	19,770
Muramoto Electronic Thailand PCL (For. Reg.)	5,037	--	18	--	4	2,949	7,972
Murphy Oil Corp.	158,530	--	391	2,999	244	(10,314)	148,069
Nadex Co. Ltd.	4,926	--	12	20	4	367	5,285
Nafco Co. Ltd.	33,196	--	100	373	52	2,690	35,838
Next PLC	840,932	--	2,903	--	2,364	404,805	1,245,198
Nippo Ltd.	2,954	--	10	--	4	2,070	5,018
Origin Enterprises PLC	33,754	--	92	--	(42)	2,214	35,834
Parker Corp.	9,129	--	25	56	16	705	9,825
Piolax, Inc.	33,555	--	96	207	84	1,863	35,406
Prim SA	15,437	--	42	480	10	1,005	16,410
Rocky Mountain Chocolate Factory, Inc.	1,578	28	247	--	(577)	962	1,744
S&T Holdings Co. Ltd.	11,509	--	--	484	--	877	12,386
Sakai Moving Service Co. Ltd.	45,181	--	133	136	108	3,979	49,135
Sally Beauty Holdings, Inc.	46,546	28,539	1,746	--	(1,799)	22,507	94,047
Samsung Climate Control Co. Ltd.	2,634	--	--	23	--	996	3,630
Sanei Architecture Planning Co. Ltd.	13,397	--	48	258	28	6,483	19,860
Sarantis SA	39,173	--	110	--	84	4,060	43,207
ScanSource, Inc.	32,105	1,953	236	--	36	1,822	35,680
Senshu Electric Co. Ltd.	24,640	--	69	264	46	1,259	25,876
Sewon Precision Industries Co. Ltd.	1,686	--	--	(1)	--	117	1,803
Shibaura Electronics Co. Ltd.	11,755	--	43	--	33	6,129	17,874
SJM Co. Ltd.	2,707	--	--	122	--	1,901	4,608
Societe Pour L'Informatique Industrielle SA	36,445	--	119	161	98	5,166	41,590
Soken Chemical & Engineer Co. Ltd.	7,150	--	29	--	11	4,681	11,813
Sportscene Group, Inc. Class A	1,370	--	6	--	4	758	2,126
Step Co. Ltd.	14,501	--	41	180	30	974	15,464
Strattec Security Corp.	8,206	904	864	--	46	12,550	20,842
Sun Hing Vision Group Holdings Ltd.	3,068	--	9	--	(9)	234	3,284
Sunjin Co. Ltd.	19,638	--	--	91	--	11,817	31,455
SYNNEX Corp.	333,006	644	1,844	532	867	(88,716)	217,282
T&K Toka Co. Ltd.	9,717	--	27	60	7	904	10,601
The Buckle, Inc.	73,426	1,758	782	12,018	(244)	107,373	181,531
The Pack Corp.	37,290	--	102	390	46	(916)	36,318
Tohoku Steel Co. Ltd.	8,143	--	22	37	13	630	8,764
Tokyo Kisen Co. Ltd.	4,789	--	11	--	6	(243)	4,541
Tokyo Tekko Co. Ltd.	10,839	--	37	128	6	3,376	14,184
Tomen Devices Corp.	18,162	--	47	--	15	1,109	19,239
Totech Corp.	18,933	--	59	128	47	4,171	23,092
TOW Co. Ltd.	8,840	--	26	191	13	392	9,219
Trancom Co. Ltd.	60,496	--	182	420	180	4,889	65,383
Trio-Tech International	834	--	1	--	(1)	247	1,079
Triple-S Management Corp.	33,340	--	205	--	35	6,728	39,898
Unum Group	245,540	--	792	8,109	305	85,144	330,197
Utah Medical Products, Inc.	20,646	--	55	143	50	1,258	21,899
VSE Corp.	23,991	5,217	80	154	52	5,443	34,623
VSTECS Holdings Ltd.	68,486	--	245	--	189	32,876	101,306
Wayside Technology Group, Inc.	8,084	28	18	119	8	(1,748)	6,354
Whanin Pharmaceutical Co. Ltd.	22,390	--	--	401	--	6,323	28,713
WIN-Partners Co. Ltd.	21,431	--	69	--	50	4,615	26,027
Winas Ltd.	117	--	--	--	--	4	121
Youngone Holdings Co. Ltd.	25,851	--	--	680	--	4,455	30,306
Yutaka Giken Co. Ltd.	15,764	--	44	--	19	3,219	18,958
	$6,455,496	$45,815	$111,737	$57,967	$(14,274)	$1,791,271	$8,104,088

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$478,491	$478,491	$--	$--
Consumer Discretionary	7,221,290	7,219,431	--	1,859
Consumer Staples	3,573,738	3,571,022	--	2,716
Energy	1,037,461	1,013,060	24,275	126
Financials	3,734,534	3,556,576	177,958	--
Health Care	3,381,519	3,381,519	--	--
Industrials	2,198,147	2,184,261	13,765	121
Information Technology	4,383,825	4,370,064	13,761	--
Materials	1,142,148	1,141,366	--	782
Real Estate	49,955	49,955	--	--
Utilities	576,300	576,300	--	--
Corporate Bonds	--	--	--	0
Money Market Funds	1,264,080	1,264,080	--	--
Total Investments in Securities:	$29,041,488	$28,806,125	$229,759	$5,604

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.7%
Japan	10.1%
United Kingdom	7.9%
Canada	5.3%
Ireland	3.4%
Taiwan	2.8%
Cayman Islands	2.1%
Netherlands	2.1%
Korea (South)	1.9%
Bermuda	1.2%
Bailiwick of Guernsey	1.1%
India	1.0%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $537,572) — See accompanying schedule: Unaffiliated issuers (cost $9,697,176)	$19,673,320
Fidelity Central Funds (cost $1,264,048)	1,264,080
Other affiliated issuers (cost $3,453,927)	8,104,088
Total Investment in Securities (cost $14,415,151)		$29,041,488
Cash		143
Foreign currency held at value (cost $3)		3
Receivable for investments sold		20,335
Receivable for fund shares sold		13,952
Dividends receivable		28,415
Distributions receivable from Fidelity Central Funds		386
Prepaid expenses		26
Other receivables		3,488
Total assets		29,108,236
Liabilities
Payable for investments purchased	$47,872
Payable for fund shares redeemed	20,794
Accrued management fee	9,077
Other affiliated payables	2,758
Other payables and accrued expenses	3,044
Collateral on securities loaned	540,744
Total liabilities		624,289
Net Assets		$28,483,947
Net Assets consist of:
Paid in capital		$14,334,218
Total accumulated earnings (loss)		14,149,729
Net Assets		$28,483,947
Net Asset Value and Maximum Offering Price
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($23,860,927 ÷ 483,009 shares)		$49.40
Class K:
Net Asset Value, offering price and redemption price per share ($4,623,020 ÷ 93,694 shares)		$49.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends (including $57,967 earned from other affiliated issuers)		$216,999
Income from Fidelity Central Funds (including $1,731 from security lending)		2,098
Total income		219,097
Expenses
Management fee
Basic fee	$74,764
Performance adjustment	(9,759)
Transfer agent fees	14,771
Accounting fees	954
Custodian fees and expenses	596
Independent trustees' fees and expenses	60
Registration fees	166
Audit	67
Legal	35
Miscellaneous	52
Total expenses before reductions	81,706
Expense reductions	(66)
Total expenses after reductions		81,640
Net investment income (loss)		137,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3)	1,347,109
Fidelity Central Funds	64
Other affiliated issuers	(14,274)
Foreign currency transactions	560
Total net realized gain (loss)		1,333,459
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $164)	2,281,032
Fidelity Central Funds	(109)
Other affiliated issuers	1,791,271
Assets and liabilities in foreign currencies	(205)
Total change in net unrealized appreciation (depreciation)		4,071,989
Net gain (loss)		5,405,448
Net increase (decrease) in net assets resulting from operations		$5,542,905

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,457	$435,458
Net realized gain (loss)	1,333,459	1,793,954
Change in net unrealized appreciation (depreciation)	4,071,989	(2,670,784)
Net increase (decrease) in net assets resulting from operations	5,542,905	(441,372)
Distributions to shareholders	(2,896,021)	(2,435,932)
Share transactions - net increase (decrease)	2,026,138	(3,134,072)
Total increase (decrease) in net assets	4,673,022	(6,011,376)
Net Assets
Beginning of period	23,810,925	29,822,301
End of period	$28,483,947	$23,810,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$44.78	$49.03	$55.65	$54.38	$49.57	$52.65
Income from Investment Operations
Net investment income (loss)A	.25	.73	.91	.80	.74	.59
Net realized and unrealized gain (loss)	9.79	(.91)	(1.69)	5.33	6.47	(1.44)
Total from investment operations	10.04	(.18)	(.78)	6.13	7.21	(.85)
Distributions from net investment income	(.86)	(.89)	(.84)	(.79)	(.60)	(.62)
Distributions from net realized gain	(4.56)	(3.19)	(5.00)	(4.06)	(1.80)	(1.61)
Total distributions	(5.42)	(4.07)B	(5.84)	(4.86)B	(2.40)	(2.23)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$49.40	$44.78	$49.03	$55.65	$54.38	$49.57
Total ReturnD,E	24.10%	(.48)%	(1.20)%	12.07%	15.17%	(1.48)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.78%	.52%	.62%	.67%	.88%
Expenses net of fee waivers, if any	.65%H	.78%	.52%	.62%	.67%	.88%
Expenses net of all reductions	.65%H	.78%	.51%	.62%	.67%	.88%
Net investment income (loss)	1.05%H	1.64%	1.86%	1.48%	1.46%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$23,861	$19,517	$24,047	$28,809	$28,334	$28,524
Portfolio turnover rateI,J	13%H	9%K	17%	11%	8%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Low-Priced Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$44.75	$49.01	$55.63	$54.36	$49.56	$52.64
Income from Investment Operations
Net investment income (loss)A	.27	.77	.96	.85	.79	.64
Net realized and unrealized gain (loss)	9.78	(.91)	(1.69)	5.33	6.46	(1.44)
Total from investment operations	10.05	(.14)	(.73)	6.18	7.25	(.80)
Distributions from net investment income	(.90)	(.93)	(.89)	(.84)	(.64)	(.67)
Distributions from net realized gain	(4.56)	(3.19)	(5.00)	(4.06)	(1.80)	(1.61)
Total distributions	(5.46)	(4.12)	(5.89)	(4.91)B	(2.45)B	(2.28)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$49.34	$44.75	$49.01	$55.63	$54.36	$49.56
Total ReturnD,E	24.15%	(.41)%	(1.10)%	12.18%	15.27%	(1.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.69%	.43%	.53%	.58%	.78%
Expenses net of fee waivers, if any	.56%H	.69%	.43%	.53%	.58%	.78%
Expenses net of all reductions	.56%H	.69%	.43%	.53%	.58%	.78%
Net investment income (loss)	1.14%H	1.72%	1.95%	1.57%	1.56%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$4,623	$4,294	$5,776	$7,601	$9,886	$11,489
Portfolio turnover rateI,J	13%H	9%K	17%	11%	8%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Low-Priced Stock Fund	$2,359

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,715,844
Gross unrealized depreciation	(1,350,329)
Net unrealized appreciation (depreciation)	$14,365,515
Tax cost	$14,675,973

Due to a merger in the prior period, approximately $70,453 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $680 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Event Driven Opportunities Fund when it merged into the Fund on June 19, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock Fund	1,633,943	2,392,290

Unaffiliated Redemptions In-Kind. During the period, 1,364 shares of the Fund were redeemed in-kind for investments and cash with a value of $65,564. The net realized gain of $41,662 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 4,797 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $224,491. The Fund had a net realized gain of $131,827 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$13,812.13
Class K	959.04
	$14,771

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Low-Priced Stock Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock Fund	$45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $229,197 and $128,662 respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Low-Priced Stock Fund	$26

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock Fund	$161	$–(a)	$–

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $24 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Low-Priced Stock	$2,398,869	$1,964,134
Class K	497,152	471,798
Total	$2,896,021	$2,435,932

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Low-Priced Stock
Shares sold	38,442	31,910	$1,832,589	$1,400,927
Issued in exchange for the shares of Fidelity Event Driven Opportunities Fund	–	1,443	–	62,388
Reinvestment of distributions	49,768	39,403	2,225,821	1,803,602
Shares redeemed	(41,007)	(127,351)	(1,917,829)	(5,416,848)
Net increase (decrease)	47,203	(54,595)	$2,140,581	$(2,149,931)
Class K
Shares sold	7,368	19,495	$352,406	$873,715
Reinvestment of distributions	11,150	10,318	497,152	471,798
Shares redeemed	(20,765)(a)	(51,729)(b)	(964,001)(a)	(2,329,654)(b)
Net increase (decrease)	(2,247)	(21,916)	$(114,443)	$(984,141)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Prior Fiscal Year Merger Information.

On June 19, 2020, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Event Driven Opportunities Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $62,388, including securities of $55,831 and unrealized depreciation of $1,114, was combined with the Fund's net assets of $23,506,074 for total net assets after the acquisition of $23,568,462.

Pro forma results of operations of the combined entity for the entire period ended July 31, 2020 as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$436,155
Total net realized gain (loss)	1,766,938
Total change in net unrealized appreciation (depreciation)	(2,662,227)
Net increase (decrease) in net assets resulting from operations	$(459,134)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in the Fund's Statement of Operations since June 19, 2020.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Low-Priced Stock Fund
Low-Priced Stock	.65%
Actual		$1,000.00	$1,241.00	$3.67
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class K	.56%
Actual		$1,000.00	$1,241.50	$3.16
Hypothetical-C		$1,000.00	$1,022.38	$2.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Low-Priced Stock Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

LPS-SANN-0321
1.700505.124

Fidelity® Value Discovery Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.9
Comcast Corp. Class A	3.1
Cigna Corp.	2.2
Samsung Electronics Co. Ltd.	2.2
Bank of America Corp.	2.2
Cisco Systems, Inc.	2.1
Procter & Gamble Co.	2.0
JPMorgan Chase & Co.	2.0
Bristol-Myers Squibb Co.	2.0
UnitedHealth Group, Inc.	2.0
23.7

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Financials	18.3
Health Care	16.1
Industrials	11.5
Communication Services	10.8
Utilities	10.0

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	97.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 16.7%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	799,500	$43,772,625
Entertainment - 0.6%
Electronic Arts, Inc.	48,000	6,873,600
Lions Gate Entertainment Corp. Class B (a)	662,577	8,189,452
		15,063,052
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A (a)	22,948	41,934,257
Facebook, Inc. Class A (a)	57,500	14,853,975
		56,788,232
Media - 5.3%
Comcast Corp. Class A	1,644,703	81,527,928
Fox Corp. Class A	248,311	7,742,337
Interpublic Group of Companies, Inc. (b)	1,452,945	34,972,386
WPP PLC	1,383,900	14,461,230
		138,703,881
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	217,000	27,359,360

TOTAL COMMUNICATION SERVICES		281,687,150

CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.8%
Lear Corp.	144,900	21,845,124
Household Durables - 0.8%
Newell Brands, Inc.	330,700	7,943,414
Whirlpool Corp.	67,095	12,418,614
		20,362,028
Multiline Retail - 0.9%
Dollar General Corp.	112,600	21,913,086
Specialty Retail - 2.7%
Best Buy Co., Inc.	252,700	27,498,814
Dick's Sporting Goods, Inc. (b)	168,400	11,284,484
Lowe's Companies, Inc.	141,600	23,625,960
Williams-Sonoma, Inc.	55,200	7,116,384
		69,525,642
Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp.	407,228	34,720,259
Tapestry, Inc.	648,300	20,499,246
		55,219,505

TOTAL CONSUMER DISCRETIONARY		188,865,385

CONSUMER STAPLES - 6.4%
Beverages - 0.4%
C&C Group PLC (United Kingdom) (a)	3,229,410	10,221,233
Food & Staples Retailing - 1.8%
Kroger Co.	799,000	27,565,500
U.S. Foods Holding Corp. (a)	586,400	18,172,536
		45,738,036
Food Products - 1.7%
Mondelez International, Inc.	707,200	39,207,168
Tyson Foods, Inc. Class A	97,900	6,295,949
		45,503,117
Household Products - 2.5%
Procter & Gamble Co.	411,600	52,771,236
Reckitt Benckiser Group PLC	82,200	6,968,786
Spectrum Brands Holdings, Inc.	80,049	6,049,303
		65,789,325

TOTAL CONSUMER STAPLES		167,251,711

ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	379,295	5,571,844
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	707,500	12,968,475
Parex Resources, Inc. (a)	1,251,900	18,943,707
Teekay LNG Partners LP	804,999	9,973,938
		41,886,120

TOTAL ENERGY		47,457,964

FINANCIALS - 18.3%
Banks - 6.9%
Bank of America Corp.	1,938,900	57,488,385
Cullen/Frost Bankers, Inc.	72,400	6,678,176
JPMorgan Chase & Co.	405,000	52,111,350
M&T Bank Corp.	221,400	29,328,858
PNC Financial Services Group, Inc.	226,500	32,507,280
		178,114,049
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	150,800	16,616,652
BlackRock, Inc. Class A	12,600	8,835,876
Invesco Ltd.	408,400	8,408,956
State Street Corp.	91,719	6,420,330
		40,281,814
Consumer Finance - 2.7%
Capital One Financial Corp.	285,432	29,759,140
Discover Financial Services	485,022	40,518,738
		70,277,878
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	448,360	102,167,790
Insurance - 3.2%
Allstate Corp.	66,007	7,074,630
American International Group, Inc.	322,900	12,089,376
Chubb Ltd.	208,747	30,408,175
The Travelers Companies, Inc.	247,915	33,790,815
		83,362,996

TOTAL FINANCIALS		474,204,527

HEALTH CARE - 16.1%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	194,300	29,792,019
Amgen, Inc.	160,893	38,844,397
Regeneron Pharmaceuticals, Inc. (a)	39,500	19,901,680
		88,538,096
Health Care Providers & Services - 8.5%
Anthem, Inc.	93,889	27,883,155
Centene Corp. (a)	756,700	45,629,010
Cigna Corp.	269,364	58,465,456
CVS Health Corp.	410,360	29,402,294
Humana, Inc.	20,300	7,777,133
UnitedHealth Group, Inc.	152,400	50,837,592
		219,994,640
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	832,400	51,134,332
Roche Holding AG (participation certificate)	105,564	36,431,412
Sanofi SA sponsored ADR	479,242	22,625,015
		110,190,759

TOTAL HEALTH CARE		418,723,495

INDUSTRIALS - 11.5%
Aerospace & Defense - 0.4%
L3Harris Technologies, Inc.	29,000	4,973,790
Northrop Grumman Corp.	18,100	5,187,641
		10,161,431
Air Freight & Logistics - 0.6%
Deutsche Post AG	168,100	8,303,316
XPO Logistics, Inc. (a)	71,800	7,927,438
		16,230,754
Building Products - 2.1%
Carrier Global Corp.	200,300	7,711,550
Owens Corning	310,300	24,079,280
Trane Technologies PLC	154,600	22,161,910
		53,952,740
Electrical Equipment - 1.3%
Regal Beloit Corp.	183,300	23,000,484
Vestas Wind Systems A/S	54,000	11,594,758
		34,595,242
Industrial Conglomerates - 2.8%
3M Co.	202,200	35,518,452
Siemens AG	239,200	37,138,571
		72,657,023
Machinery - 3.8%
ITT, Inc.	263,600	19,693,556
Oshkosh Corp.	348,000	31,873,320
Otis Worldwide Corp.	202,150	13,068,998
Pentair PLC	340,600	18,549,076
Stanley Black & Decker, Inc.	89,800	15,579,402
		98,764,352
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	67,300	2,676,521
United Rentals, Inc. (a)	36,300	8,821,263
		11,497,784

TOTAL INDUSTRIALS		297,859,326

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 2.2%
Cisco Systems, Inc.	1,223,000	54,521,340
CommScope Holding Co., Inc. (a)	231,400	3,399,266
		57,920,606
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	303,934	36,593,654
IT Services - 2.0%
Amdocs Ltd.	215,282	15,203,215
Capgemini SA	76,600	11,108,473
Cognizant Technology Solutions Corp. Class A	327,413	25,521,843
		51,833,531
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	96,500	15,485,355
ON Semiconductor Corp. (a)	77,000	2,655,730
		18,141,085
Software - 0.5%
NortonLifeLock, Inc.	625,200	13,172,964

TOTAL INFORMATION TECHNOLOGY		177,661,840

MATERIALS - 3.8%
Chemicals - 1.5%
Albemarle Corp. U.S.	15,600	2,537,496
DuPont de Nemours, Inc.	461,500	36,666,175
		39,203,671
Metals & Mining - 2.3%
BHP Billiton Ltd. sponsored ADR	39,700	2,651,166
Lundin Mining Corp.	2,738,900	24,417,173
Newmont Corp.	520,400	31,015,840
		58,084,179

TOTAL MATERIALS		97,287,850

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	36,000	8,184,960
Simon Property Group, Inc.	167,400	15,556,482
		23,741,442
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	774,393	47,222,485

TOTAL REAL ESTATE		70,963,927

UTILITIES - 10.0%
Electric Utilities - 7.2%
Duke Energy Corp.	329,100	30,935,400
Evergy, Inc.	458,500	24,635,205
Exelon Corp.	773,412	32,143,003
FirstEnergy Corp.	66,900	2,057,844
PG&E Corp. (a)	2,403,900	27,476,577
Portland General Electric Co.	308,844	13,061,013
PPL Corp.	500,400	13,846,068
Southern Co.	740,700	43,642,044
		187,797,154
Gas Utilities - 0.3%
Atmos Energy Corp.	84,100	7,484,900
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	261,000	6,365,790
Vistra Corp.	814,700	16,269,559
		22,635,349
Multi-Utilities - 1.6%
Dominion Energy, Inc.	403,300	29,396,537
NiSource, Inc.	526,400	11,659,760
		41,056,297

TOTAL UTILITIES		258,973,700

TOTAL COMMON STOCKS
(Cost $2,015,924,350)		2,480,936,875

Nonconvertible Preferred Stocks - 2.2%
INFORMATION TECHNOLOGY - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co. Ltd.
(Cost $36,810,756)	884,900	57,838,670

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.09% (c)	72,446,487	72,460,976
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	10,958,017	10,959,113
TOTAL MONEY MARKET FUNDS
(Cost $83,420,089)		83,420,089
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,136,155,195)		2,622,195,634
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(24,159,094)
NET ASSETS - 100%		$2,598,036,540

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,406
Fidelity Securities Lending Cash Central Fund	11,885
Total	$36,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$281,687,150	$267,225,920	$14,461,230	$--
Consumer Discretionary	188,865,385	188,865,385	--	--
Consumer Staples	167,251,711	160,282,925	6,968,786	--
Energy	47,457,964	47,457,964	--	--
Financials	474,204,527	474,204,527	--	--
Health Care	418,723,495	382,292,083	36,431,412	--
Industrials	297,859,326	277,961,252	19,898,074	--
Information Technology	235,500,510	235,500,510	--	--
Materials	97,287,850	97,287,850	--	--
Real Estate	70,963,927	70,963,927	--	--
Utilities	258,973,700	258,973,700	--	--
Money Market Funds	83,420,089	83,420,089	--	--
Total Investments in Securities:	$2,622,195,634	$2,544,436,132	$77,759,502	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
Switzerland	4.0%
Korea (South)	2.2%
Canada	2.0%
Ireland	2.0%
Germany	1.7%
France	1.3%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,468,423) — See accompanying schedule: Unaffiliated issuers (cost $2,052,735,106)	$2,538,775,545
Fidelity Central Funds (cost $83,420,089)	83,420,089
Total Investment in Securities (cost $2,136,155,195)		$2,622,195,634
Foreign currency held at value (cost $1,428)		1,427
Receivable for investments sold		8,193,145
Receivable for fund shares sold		3,865,951
Dividends receivable		4,351,682
Distributions receivable from Fidelity Central Funds		4,069
Prepaid expenses		1,921
Other receivables		41,810
Total assets		2,638,655,639
Liabilities
Payable for investments purchased	$26,066,518
Payable for fund shares redeemed	1,900,158
Accrued management fee	1,282,405
Other affiliated payables	353,386
Other payables and accrued expenses	57,032
Collateral on securities loaned	10,959,600
Total liabilities		40,619,099
Net Assets		$2,598,036,540
Net Assets consist of:
Paid in capital		$2,188,489,092
Total accumulated earnings (loss)		409,547,448
Net Assets		$2,598,036,540
Net Asset Value and Maximum Offering Price
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,546,004,971 ÷ 79,388,096 shares)		$32.07
Class K:
Net Asset Value, offering price and redemption price per share ($52,031,569 ÷ 1,621,820 shares)		$32.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$20,145,117
Non-Cash dividends		2,589,116
Income from Fidelity Central Funds (including $11,885 from security lending)		36,291
Total income		22,770,524
Expenses
Management fee
Basic fee	$6,031,156
Performance adjustment	466,592
Transfer agent fees	1,573,547
Accounting fees	342,242
Custodian fees and expenses	31,077
Independent trustees' fees and expenses	5,064
Registration fees	85,253
Audit	27,687
Legal	3,934
Miscellaneous	45,350
Total expenses before reductions	8,611,902
Expense reductions	(3,800)
Total expenses after reductions		8,608,102
Net investment income (loss)		14,162,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,277,460
Fidelity Central Funds	(1,752)
Foreign currency transactions	(7,871)
Total net realized gain (loss)		19,267,837
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	390,495,076
Fidelity Central Funds	(1,737)
Assets and liabilities in foreign currencies	(49)
Total change in net unrealized appreciation (depreciation)		390,493,290
Net gain (loss)		409,761,127
Net increase (decrease) in net assets resulting from operations		$423,923,549

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,162,422	$41,983,196
Net realized gain (loss)	19,267,837	(30,233,128)
Change in net unrealized appreciation (depreciation)	390,493,290	(81,597,401)
Net increase (decrease) in net assets resulting from operations	423,923,549	(69,847,333)
Distributions to shareholders	(31,222,091)	(70,564,497)
Share transactions - net increase (decrease)	379,913,921	(490,630,701)
Total increase (decrease) in net assets	772,615,379	(631,042,531)
Net Assets
Beginning of period	1,825,421,161	2,456,463,692
End of period	$2,598,036,540	$1,825,421,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.99	$28.85	$29.25	$28.10	$24.16	$24.99
Income from Investment Operations
Net investment income (loss)A	.19	.57B	.54	.42	.38	.34
Net realized and unrealized gain (loss)	5.31	(1.53)	.22	1.28	3.86	(.38)
Total from investment operations	5.50	(.96)	.76	1.70	4.24	(.04)
Distributions from net investment income	(.42)	(.52)	(.57)	(.31)	(.29)	(.47)
Distributions from net realized gain	–	(.38)	(.59)	(.24)	(.01)	(.32)
Total distributions	(.42)	(.90)	(1.16)	(.55)	(.30)	(.79)
Net asset value, end of period	$32.07	$26.99	$28.85	$29.25	$28.10	$24.16
Total ReturnC,D	20.55%	(3.54)%	2.86%	6.19%	17.70%	.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.66%	.60%	.69%	.75%	.86%
Expenses net of fee waivers, if any	.76%G	.66%	.60%	.69%	.75%	.86%
Expenses net of all reductions	.76%G	.64%	.60%	.69%	.75%	.86%
Net investment income (loss)	1.24%G	2.07%B	1.95%	1.50%	1.44%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,546,005	$1,788,146	$2,400,695	$2,313,811	$2,708,049	$1,712,212
Portfolio turnover rateH	52%G	70%I	48%	33%I	32%I	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.01	$28.86	$29.28	$28.11	$24.17	$24.99
Income from Investment Operations
Net investment income (loss)A	.20	.60B	.58	.46	.41	.38
Net realized and unrealized gain (loss)	5.31	(1.52)	.20	1.28	3.86	(.38)
Total from investment operations	5.51	(.92)	.78	1.74	4.27	–C
Distributions from net investment income	(.44)	(.55)	(.61)	(.33)	(.32)	(.50)
Distributions from net realized gain	–	(.38)	(.59)	(.24)	(.01)	(.32)
Total distributions	(.44)	(.93)	(1.20)	(.57)	(.33)	(.82)
Net asset value, end of period	$32.08	$27.01	$28.86	$29.28	$28.11	$24.17
Total ReturnD,E	20.58%	(3.40)%	2.93%	6.34%	17.82%	.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.56%	.49%	.57%	.63%	.70%
Expenses net of fee waivers, if any	.66%H	.56%	.49%	.57%	.63%	.70%
Expenses net of all reductions	.66%H	.54%	.48%	.56%	.63%	.70%
Net investment income (loss)	1.34%H	2.17%B	2.06%	1.62%	1.56%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$52,032	$37,275	$55,768	$67,335	$113,668	$222,946
Portfolio turnover rateI	52%H	70%J	48%	33%J	32%J	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.84%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$528,769,115
Gross unrealized depreciation	(46,730,820)
Net unrealized appreciation (depreciation)	$482,038,295
Tax cost	$2,140,157,339

The Fund elected to defer to its next fiscal year approximately $85,111,794 of capital losses recognized during the period November 1, 2019 to July 31, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery Fund	899,614,009	567,169,027

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$1,563,901.14
Class K	9,646.04
	$1,573,547

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery Fund	$11,075

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $67,010,305 and $32,994,069, respectively.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 7,715,624 shares of the Fund were redeemed in-kind for investments and cash with a value of $230,194,879. The Fund had a net realized gain of $45,570,810 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Value Discovery Fund	$2,176

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Discovery Fund	$1,649	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,789.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Value Discovery	$30,572,278	$68,839,664
Class K	649,813	1,724,833
Total	$31,222,091	$70,564,497

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Value Discovery
Shares sold	20,256,073	33,438,247	$585,289,200	$858,881,720
Reinvestment of distributions	697,213	1,722,368	20,391,490	49,825,323
Shares redeemed	(7,816,233)	(52,136,661)(a)	(233,006,339)	(1,384,972,163)(a)
Net increase (decrease)	13,137,053	(16,976,046)	$372,674,351	$(476,265,120)
Class K
Shares sold	484,924	313,065	$14,538,859	$8,551,240
Reinvestment of distributions	22,129	59,409	649,813	1,724,833
Shares redeemed	(265,406)	(924,367)	(7,949,102)	(24,641,654)
Net increase (decrease)	241,647	(551,893)	$7,239,570	$(14,365,581)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Value Discovery Fund
Value Discovery	.76%
Actual		$1,000.00	$1,205.50	$4.22
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class K	.66%
Actual		$1,000.00	$1,205.80	$3.67
Hypothetical-C		$1,000.00	$1,021.88	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Value Discovery Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

FVD-SANN-0321
1.783113.118

Fidelity® Series Intrinsic Opportunities Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Anthem, Inc.	5.1
Itochu Corp.	4.0
MetLife, Inc.	2.7
Amgen, Inc.	2.5
Synchrony Financial	2.4
JD Sports Fashion PLC	2.4
United Therapeutics Corp.	2.1
Discover Financial Services	2.0
Hyundai Mobis	2.0
Lear Corp.	2.0
27.2

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Consumer Discretionary	21.6
Health Care	19.4
Financials	17.1
Industrials	11.1
Energy	7.3

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 44.6%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	100,200	$5,485,950
Entertainment - 0.0%
Ateam, Inc.	5,000	55,564
GAMEVIL, Inc. (a)	15,000	482,837
Nihon Falcom Corp.	35,000	487,517
		1,025,918
Interactive Media & Services - 0.7%
Cars.com, Inc. (a)	656,000	7,616,160
Dip Corp.	505,600	13,819,589
JOYY, Inc. ADR	600,000	55,224,000
mixi, Inc.	10,000	234,665
Momo, Inc. ADR	5,000	76,400
XLMedia PLC (a)	125,000	58,660
Zappallas, Inc. (a)(b)	1,000,000	4,124,302
ZIGExN Co. Ltd.	1,750,000	6,332,044
		87,485,820
Media - 4.0%
AMC Networks, Inc. Class A (a)(c)	125,000	6,177,500
Cogeco Communications, Inc.	25,000	2,130,792
Comcast Corp. Class A	3,550,000	175,973,500
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	1,482,698
Criteo SA sponsored ADR (a)	25,000	465,000
Discovery Communications, Inc.:
Class A (a)(c)	2,700,000	111,834,000
Class B (a)(c)	19,308	867,508
DISH Network Corp. Class A (a)	100,000	2,902,000
DMS, Inc.	250,000	3,226,884
F@N Communications, Inc.	525,000	2,039,954
Gendai Agency, Inc. (b)	850,000	2,353,334
Hyundai HCN	2,250,049	7,142,119
Hyve Group PLC	548,427	768,710
Interspace Co. Ltd.	20,000	223,209
Ipsos SA	10,000	320,377
Nippon BS Broadcasting Corp.	200,000	2,277,913
Nippon Television Network Corp.	200,000	2,295,098
Omnicom Group, Inc.	100,000	6,238,000
Pico Far East Holdings Ltd.	10,600,000	1,722,632
Proto Corp.	100,000	979,522
RKB Mainichi Broadcasting Corp.	3,000	171,846
Sky Network Television Ltd. (a)	3,500,000	412,476
Television Broadcasts Ltd.	1,500,000	1,454,874
Trenders, Inc. (c)	148,291	898,991
ViacomCBS, Inc.:
Class A	650,906	31,673,086
Class B (c)	3,350,000	162,475,000
WOWOW INC.	250,000	6,783,140
		535,290,163
Wireless Telecommunication Services - 0.4%
KDDI Corp.	1,250,000	36,740,915
Okinawa Cellular Telephone Co.	525,000	23,406,845
		60,147,760

TOTAL COMMUNICATION SERVICES		689,435,611

CONSUMER DISCRETIONARY - 21.6%
Auto Components - 7.0%
Adient PLC (a)(c)	2,000,000	64,580,000
ASTI Corp.	30,000	418,445
Burelle SA	1,700	1,815,471
Chita Kogyo Co. Ltd.	10,000	61,101
Cooper-Standard Holding, Inc. (a)	700,084	21,359,563
DaikyoNishikawa Corp.	1,455,653	10,770,262
DongAh Tire & Rubber Co. Ltd.	57,879	504,065
DTR Automotive Corp.	50,120	1,167,416
Eagle Industry Co. Ltd.	300,000	3,127,596
Exedy Corp.	15,000	223,686
Freni Brembo SpA	25,000	341,008
Fukoku Co. Ltd.	250,000	1,603,895
G-Tekt Corp. (b)	2,918,382	40,817,506
Gentex Corp.	250,000	8,262,500
Hankook AtlasBX Co. Ltd.	6,000	289,702
Hi-Lex Corp.	249,937	3,552,973
Hu Lane Associate, Inc.	51,250	207,664
Hyundai Mobis	950,000	269,695,723
IJTT Co. Ltd.	1,711,631	7,859,989
INFAC Corp.	362,529	2,275,551
Johnson Electric Holdings Ltd.	10,000	29,600
Lear Corp.	1,750,000	263,830,000
Linamar Corp.	2,688,000	137,222,006
Murakami Corp.	35,000	855,077
Nokian Tyres PLC	5,000	183,610
Piolax, Inc.	924,000	13,426,207
Plastic Omnium SA	750,000	29,489,265
Seoyon Co. Ltd.	425,000	2,872,880
Seoyon E-Hwa Co., Ltd.	685,725	4,390,053
SL Corp.	15,000	331,280
Stanley Electric Co. Ltd.	100,000	3,121,867
Strattec Security Corp.	75,000	4,106,250
TBK Co. Ltd. (b)	1,800,000	7,526,851
The Furukawa Battery Co. Ltd. (c)	25,000	366,843
Topre Corp.	317,509	4,389,260
TPR Co. Ltd.	883,400	11,807,342
Yorozu Corp. (b)	1,852,000	21,765,354
		944,647,861
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	25,000	466,714
Renault SA	10,000	427,655
		894,369
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	6,261,874
Harima-Kyowa Co. Ltd.	150,000	2,471,717
Headlam Group PLC	125,000	669,661
LKQ Corp. (a)	5,000	175,450
Nakayamafuku Co. Ltd.	200,000	1,086,448
SPK Corp.	30,000	358,012
Uni-Select, Inc.	25,000	132,747
Yagi & Co. Ltd.	450,000	5,786,911
Yamae Hisano Co.	50,000	499,308
		17,442,128
Diversified Consumer Services - 0.5%
Cross-Harbour Holdings Ltd.	1,300,000	2,203,205
Heian Ceremony Service Co. Ltd.	500,000	4,152,943
Kukbo Design Co. Ltd.	200,000	3,308,327
MegaStudy Co. Ltd. (b)	1,086,945	10,447,750
MegaStudyEdu Co. Ltd. (b)	1,048,420	38,950,501
Multicampus Co. Ltd.	60,000	1,687,247
Step Co. Ltd.	217,000	3,177,985
Tear Corp.	25,000	97,379
Tsukada Global Holdings, Inc.	1,100,000	2,929,973
YDUQS Participacoes SA	5,000	30,659
		66,985,969
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	150,000	1,413,604
Brinker International, Inc.	50,000	2,944,000
Fairwood Holdings Ltd.	50,000	108,342
Hiday Hidaka Corp.	150,000	2,511,814
Kura Sushi, Inc.	50,000	3,031,171
Playtech Ltd. (a)	100,000	637,120
Renaissance, Inc.	1,000	8,888
The Cheesecake Factory, Inc. (c)	10,000	449,700
The Restaurant Group PLC (a)(c)	16,957,111	15,868,676
Tosho Co. Ltd.	5,000	73,321
		27,046,636
Household Durables - 2.8%
Ace Bed Co. Ltd.	250,145	8,599,930
Avantia Co. Ltd.	700,000	5,747,291
Barratt Developments PLC (a)	100,000	875,252
Bellway PLC	100,000	3,774,763
Cuckoo Holdings Co. Ltd.	35,000	3,019,966
Emak SpA (a)	1,200,000	1,738,774
FJ Next Co. Ltd. (c)	1,100,000	10,585,708
Flexsteel Industries, Inc.	10,000	341,200
Fuji Corp. Ltd.	50,000	302,640
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	60,003,533
Haier Smart Home Co. Ltd. (a)	1,600	6,624
Hamilton Beach Brands Holding Co.:
Class A (c)	125,000	2,398,750
Class B	125,000	2,398,750
Helen of Troy Ltd. (a)	375,000	91,593,750
Iida Group Holdings Co. Ltd.	100,000	2,202,492
Mohawk Industries, Inc. (a)	675,010	96,931,436
Nittoh Corp.	25,000	101,676
Portmeirion Group PLC (a)	50,000	369,941
Pressance Corp.	297,700	4,186,473
Q.E.P. Co., Inc.	32,547	842,316
SABAF SpA (a)	400,000	8,009,430
Sanei Architecture Planning Co. Ltd.	660,000	11,045,682
Taylor Morrison Home Corp. (a)	2,400,000	62,352,000
Wellpool Co. Ltd.	200,000	357,717
		377,786,094
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	75,000	938,708
CROOZ, Inc. (a)	40,000	483,842
Danawa Co. Ltd.	50,000	1,414,980
Hyundai Home Shopping Network Corp.	10,000	708,161
Moneysupermarket.com Group PLC	1,000,000	3,672,002
NS Shopping Co. Ltd.	75,000	808,081
Papyless Co. Ltd.	15,000	314,192
Qurate Retail, Inc. Series A	50,000	630,000
		8,969,966
Leisure Products - 0.1%
Dream International Ltd.	448,000	174,502
Mars Group Holdings Corp.	550,000	7,991,790
		8,166,292
Multiline Retail - 0.4%
Big Lots, Inc.	100,000	5,968,000
Grazziotin SA	400,000	2,715,941
Gwangju Shinsegae Co. Ltd. (b)	97,372	13,190,263
Lifestyle China Group Ltd. (a)	12,500,000	1,950,795
Lifestyle International Holdings Ltd. (a)	11,700,000	8,329,926
Macy's, Inc. (c)	700,000	10,528,000
Max Stock Ltd.	200,000	845,375
Ryohin Keikaku Co. Ltd.	100,000	2,387,703
Treasure Factory Co. Ltd. (b)	850,000	6,005,060
Watts Co. Ltd.	68,300	558,163
		52,479,226
Specialty Retail - 8.5%
ABC-MART, Inc.	25,000	1,420,116
Arcland Sakamoto Co. Ltd.	525,000	7,418,015
AT-Group Co. Ltd.	1,000,000	13,843,143
AutoNation, Inc. (a)	600,000	42,768,000
Bed Bath & Beyond, Inc.	500,000	17,665,000
Best Buy Co., Inc.	200,000	21,764,000
DCM Holdings Co. Ltd. (c)	25,000	252,757
Dick's Sporting Goods, Inc.	25,000	1,675,250
E-Life Mall Corp. Ltd.	100,000	258,470
Fenix Outdoor International AG	3,000	388,449
Foot Locker, Inc.	2,000,000	87,640,000
Formosa Optical Technology Co. Ltd.	751,383	1,566,555
Fuji Corp. (b)	705,790	13,981,710
Genesco, Inc. (a)	450,000	17,464,500
Goldlion Holdings Ltd.	9,300,000	1,895,205
Guess?, Inc. (b)(c)	4,550,000	105,651,000
Handsman Co. Ltd. (b)	743,100	13,493,496
Hibbett Sports, Inc. (a)(b)	1,300,300	73,401,935
Hour Glass Ltd.	28,600,000	16,900,783
IA Group Corp.	18,200	586,424
International Housewares Retail Co. Ltd.	999,600	319,738
JB Hi-Fi Ltd.	500,000	19,782,611
JD Sports Fashion PLC	30,750,000	314,726,879
Jumbo SA	1,725,000	27,109,190
K's Holdings Corp.	1,900,000	25,739,653
Ku Holdings Co. Ltd.	600,000	4,657,024
Leon's Furniture Ltd.	225,000	3,624,633
Lookers PLC (a)	1,534,541	830,508
Mandarake, Inc.	180,000	867,822
Mr. Bricolage SA (a)	311,600	3,762,515
Nafco Co. Ltd.	640,400	12,081,058
Nitori Holdings Co. Ltd.	40,000	7,939,281
Nojima Co. Ltd.	51,000	1,300,988
Oriental Watch Holdings Ltd.	6,558,375	2,131,636
Padini Holdings Bhd	2,000,000	1,301,175
Sacs Bar Holdings, Inc.	400,000	2,127,071
Sally Beauty Holdings, Inc. (a)	3,000,200	45,303,020
Samse SA	37,000	6,959,709
Silvano Fashion Group A/S (a)	9,800	19,468
SuperGroup PLC	125,000	355,554
T-Gaia Corp.	25,000	465,893
The Buckle, Inc.	1,250,000	49,150,000
Tokatsu Holdings Co. Ltd. (b)	250,000	983,340
Truworths International Ltd.	334,900	983,888
Urban Outfitters, Inc. (a)(c)	1,875,000	51,431,250
Vita Group Ltd.	350,000	283,537
Williams-Sonoma, Inc.	900,000	116,028,000
		1,140,300,249
Textiles, Apparel & Luxury Goods - 1.9%
Best Pacific International Holdings Ltd.	31,821,941	5,828,157
Bjorn Borg AB (a)	5,000	11,405
Capri Holdings Ltd. (a)	3,100,000	129,146,000
Dr. Martens Ltd. (a)	659,700	4,067,496
Embry Holdings Ltd.	3,200,000	425,112
Fossil Group, Inc. (a)(c)	2,338,700	33,911,150
Fujibo Holdings, Inc.	2,000	76,758
Gildan Activewear, Inc.	50,000	1,249,267
Grendene SA	300,000	422,744
Hagihara Industries, Inc.	241,202	3,325,177
Magni-Tech Industries Bhd	8,533,333	4,454,009
Movado Group, Inc.	25,000	516,500
Only Corp.	15,000	64,299
PVH Corp.	100,000	8,526,000
Sakai Ovex Co. Ltd.	190,000	3,954,365
Sitoy Group Holdings Ltd.	11,200,000	635,604
Tapestry, Inc.	1,200,000	37,944,000
Ted Baker PLC (a)(c)	4,411,145	6,098,326
Texwinca Holdings Ltd.	1,800,000	355,206
Youngone Holdings Co. Ltd.	258,000	8,789,242
Yue Yuen Industrial (Holdings) Ltd.	1,138,000	2,483,470
		252,284,287

TOTAL CONSUMER DISCRETIONARY		2,897,003,077

CONSUMER STAPLES - 4.3%
Beverages - 1.0%
A.G. Barr PLC (a)	500,000	3,356,867
Asahi Group Holdings	500,000	20,105,972
Britvic PLC	6,968,131	71,128,016
C&C Group PLC (United Kingdom) (a)	412,710	1,306,246
Jinro Distillers Co. Ltd. (b)	460,240	12,510,212
Lucas Bols BV (a)(d)	120,000	1,412,572
Muhak Co. Ltd. (a)	340,000	2,109,819
Olvi PLC (A Shares)	100,000	5,339,620
Spritzer Bhd	1,000,000	457,638
Willamette Valley Vineyards, Inc. (a)	5,000	34,700
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	12,450,467
		130,212,129
Food & Staples Retailing - 0.9%
Amsterdam Commodities NV	625,000	15,472,762
Belc Co. Ltd.	25,000	1,410,569
Create SD Holdings Co. Ltd.	930,000	30,187,598
Daiichi Co. Ltd.	200,000	1,516,063
Genky DrugStores Co. Ltd.	400,000	14,492,339
Halows Co. Ltd.	100,000	3,102,773
Magnit OJSC	5,388	350,063
MARR SpA	750,000	15,636,592
Medical Ikkou Co. Ltd.	3,000	202,492
Natural Grocers by Vitamin Cottage, Inc.	5,000	83,250
Nihon Chouzai Co. Ltd.	100,000	1,432,049
OM2 Network Co. Ltd.	220,000	2,528,808
Qol Holdings Co. Ltd.	150,000	1,642,561
Retail Partners Co. Ltd.	550,000	6,925,868
Sapporo Clinical Laboratory	20,000	290,420
Satoh & Co. Ltd.	50,000	720,321
Satsudora Holdings Co. Ltd. (b)	325,000	6,326,555
Shoei Foods Corp.	10,000	355,626
Sprouts Farmers Market LLC (a)	10,000	226,500
Total Produce PLC	100,000	177,178
Valor Holdings Co. Ltd.	650,000	15,377,345
Walgreens Boots Alliance, Inc.	100,000	5,025,000
YAKUODO Holdings Co. Ltd.	1,000	24,020
Yuasa Funashoku Co. Ltd.	10,000	281,732
		123,788,484
Food Products - 1.8%
Ajinomoto Malaysia Bhd	1,650,000	6,244,898
Armanino Foods of Distinction	1,000,344	2,490,857
Astral Foods Ltd.	10,000	83,479
Axyz Co. Ltd.	1,000	31,266
Bakkavor Group PLC (a)(d)	100,000	114,408
Bell AG	40,500	11,116,756
Binggrea Co. Ltd.	15,000	751,080
Cal-Maine Foods, Inc. (a)(c)	100,000	3,834,000
Carr's Group PLC	4,270,000	7,898,230
Cranswick PLC	450,773	21,085,773
Delfi Ltd.	13,999,920	7,693,422
Delsole Corp.	150,000	655,879
Fleury Michon SA (c)	2,000	60,192
Fresh Del Monte Produce, Inc.	1,426,600	34,908,902
Glanbia PLC	5,000	61,770
High Liner Foods, Inc.	50,000	460,997
Ingredion, Inc.	850,000	64,149,500
Kaneko Seeds Co. Ltd.	150,000	2,268,366
Kaveri Seed Co. Ltd.	207,575	1,555,530
Laird Superfood, Inc.	1,000	43,340
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	6,811,339
LDC SA	18,150	2,202,593
London Biscuits Bhd (a)(e)	5,000,000	24,737
M. Dias Branco SA	10,000	55,086
Nissin Foods Co. Ltd.	100,000	85,642
Nitto Fuji Flour Milling Co. Ltd.	10,000	638,694
Origin Enterprises PLC	700,000	2,782,063
Pickles Corp.	100,000	3,484,653
President Bakery PCL	16,500	38,866
Prima Meat Packers Ltd.	1,250,000	39,023,342
S Foods, Inc.	325,000	10,797,651
Shinobu Food Products Co. Ltd.	35,000	200,821
Thai President Foods PCL	131,357	840,457
Thai Wah PCL	426,000	67,465
Toyo Sugar Refining Co. Ltd.	210,000	2,447,945
Tyson Foods, Inc. Class A	20,000	1,286,200
Valsoia SpA	50,000	788,808
		237,085,007
Personal Products - 0.4%
Asaleo Care Ltd.	500,000	496,763
Hengan International Group Co. Ltd.	4,000,000	28,710,541
Jacques Bogart SA	15,000	161,281
Sarantis SA	2,400,000	26,416,556
		55,785,141
Tobacco - 0.2%
KT&G Corp.	315,000	22,588,721
Scandinavian Tobacco Group A/S (d)	400,000	7,264,302
		29,853,023

TOTAL CONSUMER STAPLES		576,723,784

ENERGY - 7.3%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	250,000	117,302
Bristow Group, Inc. (a)	250,000	6,052,500
Cactus, Inc.	5,000	131,000
Cathedral Energy Services Ltd. (a)	800,000	100,098
Championx Corp. (a)	1,000,000	15,290,000
Core Laboratories NV	20,000	659,600
Geospace Technologies Corp. (a)	440,000	3,586,000
High Arctic Energy Services, Inc.	400,000	312,805
Liberty Oilfield Services, Inc. Class A	650,000	7,813,000
Oil States International, Inc. (a)	2,199,391	12,316,590
PHX Energy Services Corp.	25,000	48,876
Smart Sand, Inc. (a)(c)	455,000	828,100
Solaris Oilfield Infrastructure, Inc. Class A	200,000	1,820,000
Subsea 7 SA (a)	100,000	939,344
Tidewater, Inc. (a)	82,985	787,528
Tidewater, Inc. warrants 11/14/24 (a)	4,764	1,810
		50,804,553
Oil, Gas & Consumable Fuels - 6.9%
Advantage Oil & Gas Ltd. (a)	200,000	298,729
Alvopetro Energy Ltd. (a)	1,100,000	636,559
Baytex Energy Corp. (a)(c)	4,000,000	2,377,322
Beach Energy Ltd.	1,392,894	1,751,134
Berry Petroleum Corp.	200,000	770,000
Birchcliff Energy Ltd. (c)	7,030,814	11,876,096
Bonanza Creek Energy, Inc. (a)(b)	1,200,000	24,792,000
Bonterra Energy Corp.	500,000	926,686
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	520,800	1,445,818
(Canada)	6,426,000	37,940,411
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	106,555,982
sponsored ADR (H Shares)	50,000	2,371,000
ConocoPhillips Co.	1,500,000	60,045,000
CONSOL Energy, Inc. (a)	250,000	2,030,000
Delek U.S. Holdings, Inc.	450,000	8,442,000
Denbury, Inc. warrants 9/18/23 (a)	38,922	158,023
Enterprise Products Partners LP	15,000	303,450
EQT Corp.	1,845,400	30,098,474
Equitrans Midstream Corp.	122,000	811,300
Frontline Ltd. (NY Shares) (c)	25,000	147,500
Fuji Oil Co. Ltd. (a)	150,000	307,891
HollyFrontier Corp. (c)	500,000	14,230,000
Imperial Oil Ltd.	800,000	15,221,114
International Seaways, Inc. (c)	55,000	880,550
Marathon Oil Corp.	500,000	3,620,000
Motor Oil (HELLAS) Corinth Refineries SA	300,000	4,223,154
Murphy Oil Corp.	4,000,000	49,480,000
NACCO Industries, Inc. Class A	173,109	4,149,423
NuVista Energy Ltd. (a)	250,000	211,144
Oil & Natural Gas Corp. Ltd.	75,000,616	90,894,241
Oil India Ltd.	75,656	115,623
Ovintiv, Inc. (c)	2,000,000	31,520,000
Ovintiv, Inc.	10,000	157,263
PDC Energy, Inc. (a)	400,000	8,684,000
Peyto Exploration & Development Corp. (b)(c)	12,474,700	34,436,513
QEP Resources, Inc.	1,500,000	4,275,000
S-Oil Corp.	10,000	609,805
San-Ai Oil Co. Ltd.	200,000	2,054,513
Sanrin Co. Ltd.	15,000	101,819
Seven Generations Energy Ltd. (a)	200,000	960,313
Sinopec Kantons Holdings Ltd.	6,000,000	2,097,185
Southwestern Energy Co. (a)(b)	50,360,100	189,857,577
Star Petroleum Refining PCL	3,700,000	1,100,234
Thai Oil PCL (For. Reg.)	1,000,000	1,820,915
Total SA sponsored ADR	3,700,083	155,699,493
TransGlobe Energy Corp. (a)	30,000	30,968
Tsakos Energy Navigation Ltd.	140,000	1,167,600
Unit Corp. warrants 9/3/27 (a)(c)(e)	186,865	218,701
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	412,696	573,647
warrants 9/1/25 (a)	206,344	317,770
World Fuel Services Corp.	250,000	7,647,500
		920,441,440

TOTAL ENERGY		971,245,993

FINANCIALS - 17.1%
Banks - 3.3%
Banco de Sabadell SA	101,510	44,569
Bar Harbor Bankshares	350,000	7,528,500
Camden National Corp.	46,843	1,758,955
Central Valley Community Bancorp	25,000	382,500
Citizens Financial Services, Inc.	15,355	860,648
Community Trust Bancorp, Inc.	45,000	1,640,700
Credit Agricole Atlantique Vendee	7,000	916,934
East West Bancorp, Inc. (c)	1,050,000	62,937,000
F & M Bank Corp.	131,632	3,488,248
First Hawaiian, Inc.	100,000	2,325,000
First of Long Island Corp.	5,000	83,650
FNB Corp., Pennsylvania	50,000	493,000
Gunma Bank Ltd.	5,600,000	17,268,605
Hirogin Holdings, Inc.	1,000,000	5,804,573
NIBC Holding NV (c)(d)	1,000,000	8,494,850
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	810,471
OFG Bancorp (c)	1,861,516	31,980,845
Ogaki Kyoritsu Bank Ltd.	60,000	1,134,756
Regions Financial Corp.	25,000	425,250
San ju San Financial Group, Inc.	300,000	3,580,123
Sbanken ASA (d)	625,000	4,947,143
Schweizerische Nationalbank	10	55,010
Shinsei Bank Ltd.	711,200	8,731,712
Sparebank 1 Oestlandet	1,000,000	11,627,975
Sumitomo Mitsui Financial Group, Inc.	3,500,000	108,739,141
Texas Capital Bancshares, Inc. (a)	200,000	12,044,000
The Keiyo Bank Ltd.	600,000	2,297,007
The San-In Godo Bank Ltd.	1,800,000	8,162,681
Unicaja Banco SA (d)	6,000,000	4,157,622
Van Lanschot NV (Bearer)	94,300	2,345,974
Washington Trust Bancorp, Inc.	5,000	217,900
Wells Fargo & Co.	4,000,000	119,520,000
Yamaguchi Financial Group, Inc.	1,700,000	9,656,786
		444,462,128
Capital Markets - 0.3%
ABG Sundal Collier ASA	1,500,000	1,126,022
Blue Sky Alternative Investments Ltd. (a)(e)	10,000	0
CI Financial Corp.	500,000	6,209,189
Daou Data Corp.	10,000	118,474
Diamond Hill Investment Group, Inc.	16,000	2,371,680
Franklin Resources, Inc.	50,000	1,314,500
GAMCO Investors, Inc. Class A	150,000	2,671,500
Goldman Sachs Group, Inc.	50,000	13,558,500
Lazard Ltd. Class A	250,000	10,300,000
		37,669,865
Consumer Finance - 4.7%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	6,881,501
Cash Converters International Ltd. (a)	14,000,000	2,621,378
Discover Financial Services	3,250,932	271,582,859
Navient Corp.	1,050,000	11,817,750
Santander Consumer U.S.A. Holdings, Inc.	1,000,000	22,100,000
Synchrony Financial	9,400,759	316,335,540
		631,339,028
Diversified Financial Services - 1.4%
Fuyo General Lease Co. Ltd.	600,000	41,472,147
Mizuho Leasing Co. Ltd.	200,000	6,196,000
NICE Holdings Co. Ltd.	250,000	3,956,580
Ricoh Leasing Co. Ltd.	1,050,000	30,874,982
Tokyo Century Corp.	1,300,000	104,997,852
		187,497,561
Insurance - 7.1%
AFLAC, Inc.	5,459,347	246,653,297
ASR Nederland NV	1,000,000	38,736,516
Db Insurance Co. Ltd.	1,600,000	52,647,109
FBD Holdings PLC (a)	9,811	84,295
Genworth Financial, Inc. Class A (a)	12,000,000	34,080,000
Hyundai Fire & Marine Insurance Co. Ltd.	550,000	9,786,389
Lincoln National Corp.	450,000	20,470,500
MetLife, Inc.	7,500,956	361,171,031
National Western Life Group, Inc.	24,000	4,320,000
NN Group NV	2,022,101	84,169,479
Power Corp. of Canada (sub. vtg.)	600,000	13,968,328
Principal Financial Group, Inc.	200,000	9,854,000
Prudential Financial, Inc.	250,000	19,570,000
Qualitas Controladora S.A.B. de CV	10,000	52,549
Reinsurance Group of America, Inc.	500,700	52,598,535
Shinkong Insurance Co. Ltd.	100,000	130,484
Talanx AG	180,000	6,727,921
		955,020,433
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	1,035,600	7,227,301
Genworth MI Canada, Inc.	443,200	15,069,666
Genworth Mortgage Insurance Ltd.	4,500,899	7,842,771
Hingham Institution for Savings	10,100	2,214,526
		32,354,264

TOTAL FINANCIALS		2,288,343,279

HEALTH CARE - 19.4%
Biotechnology - 6.0%
Alexion Pharmaceuticals, Inc. (a)	400,000	61,332,000
Amgen, Inc.	1,375,000	331,966,250
Biogen, Inc. (a)	75,000	21,195,750
Cell Biotech Co. Ltd.	375,000	6,538,417
Essex Bio-Technology Ltd.	4,000,000	2,012,059
Gilead Sciences, Inc.	1,400,000	91,840,000
United Therapeutics Corp. (a)	1,750,000	286,685,000
		801,569,476
Health Care Equipment & Supplies - 0.6%
A&T Corp.	90,000	1,526,129
Create Medic Co. Ltd.	35,000	323,786
Fukuda Denshi Co. Ltd.	681,532	52,377,990
InBody Co. Ltd.	5,000	82,932
Interojo Co. Ltd.	5,463	97,938
Medikit Co. Ltd.	70,000	2,125,161
Meridian Bioscience, Inc. (a)	50,000	1,105,000
Nakanishi, Inc.	250,000	4,783,045
Paramount Bed Holdings Co. Ltd.	75,000	3,282,973
Paul Hartmann AG	1,000	485,420
St.Shine Optical Co. Ltd.	900,000	8,546,642
Value Added Technology Co. Ltd.	135,000	2,957,376
Vieworks Co. Ltd.	25,000	725,373
		78,419,765
Health Care Providers & Services - 11.2%
Anthem, Inc.	2,300,000	683,054,003
Centene Corp. (a)	100,000	6,030,000
Cigna Corp.	1,000	217,050
CVS Health Corp.	3,250,030	232,864,650
EBOS Group Ltd.	495,517	10,190,967
Excelsior Medical Co. Ltd.	200,000	389,847
Hokuyaku Takeyama Holdings, Inc.	15,000	104,683
Humana, Inc.	375,000	143,666,250
Laboratory Corp. of America Holdings (a)	400,000	91,564,000
MEDNAX, Inc. (a)	50,000	1,363,500
Saint-Care Holding Corp.	375,000	3,379,636
Sigma Healthcare Ltd. (a)	6,500,000	3,278,633
Tokai Corp.	375,000	7,185,307
Uchiyama Holdings Co. Ltd.	775,000	2,567,426
UnitedHealth Group, Inc.	750,000	250,185,000
Universal Health Services, Inc. Class B	460,000	57,352,800
Viemed Healthcare, Inc. (a)	25,000	209,384
Yagami, Inc.	5,000	91,651
		1,493,694,787
Health Care Technology - 0.1%
Certara, Inc.	60,000	2,065,200
Pharmagest Interactive	100,000	13,931,554
Schrodinger, Inc.	50,000	4,516,500
		20,513,254
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	40,000	8,152,400
Pharmaceuticals - 1.4%
Apex Healthcare Bhd	2,600,000	2,161,039
Biofermin Pharmaceutical Co. Ltd.	100,000	2,377,202
Boiron SA	15,000	622,551
Bristol-Myers Squibb Co.	500,000	30,715,000
Daito Pharmaceutical Co. Ltd.	250,000	8,866,772
Dawnrays Pharmaceutical Holdings Ltd.	26,581,000	4,114,043
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	50,951
DongKook Pharmaceutical Co. Ltd.	415,000	11,558,803
Genomma Lab Internacional SA de CV (a)	3,000,000	3,071,857
Huons Co. Ltd.	3,513	174,332
Jazz Pharmaceuticals PLC (a)	325,000	50,537,500
Kaken Pharmaceutical Co. Ltd.	10,000	391,427
Korea United Pharm, Inc.	50,000	2,188,414
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	19,957,260
Kyung Dong Pharmaceutical Co. Ltd.	50,000	425,612
Lee's Pharmaceutical Holdings Ltd.	10,200,000	6,420,017
Luye Pharma Group Ltd. (d)	4,700,000	2,358,108
Nippon Chemiphar Co. Ltd.	75,010	1,599,096
Orient Europharma Co. Ltd.	200,000	331,298
PT Tempo Scan Pacific Tbk	500,000	48,824
Samjin Pharmaceutical Co. Ltd.	2,000	43,724
Sanofi SA sponsored ADR	200,000	9,442,000
Supernus Pharmaceuticals, Inc. (a)	15,000	440,850
Syngen Biotech Co. Ltd.	62,618	222,877
Taro Pharmaceutical Industries Ltd. (a)	350,000	26,159,000
Towa Pharmaceutical Co. Ltd.	450,000	8,991,837
Vetoquinol SA	10,000	1,046,080
Vivimed Labs Ltd. (a)	100,000	22,234
		194,338,708

TOTAL HEALTH CARE		2,596,688,390

INDUSTRIALS - 11.1%
Aerospace & Defense - 0.2%
Hexcel Corp.	1,000	43,660
Huntington Ingalls Industries, Inc.	100,000	15,733,000
Magellan Aerospace Corp.	200,000	1,409,189
Moog, Inc. Class A	20,000	1,477,400
SIFCO Industries, Inc. (a)	61,000	504,470
The Lisi Group	10,000	228,876
Vectrus, Inc. (a)	60,000	3,084,000
		22,480,595
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,403,265
CTI Logistics Ltd. (a)	456,843	237,417
Hub Group, Inc. Class A (a)	15,000	789,450
Onelogix Group Ltd. (a)	4,600,100	607,187
SBS Co. Ltd.	250,000	5,737,744
		15,775,063
Building Products - 0.3%
Apogee Enterprises, Inc.	50,000	1,755,000
InnoTec TSS AG	50,000	618,911
Installux SA (a)	500	242,710
Kondotec, Inc.	87,000	877,102
KVK Corp.	75,000	1,339,682
Nichias Corp.	5,000	114,087
Nihon Dengi Co. Ltd.	350,000	13,282,257
Nihon Flush Co. Ltd.	359,680	4,419,382
Noda Corp.	400,000	2,608,239
Sekisui Jushi Corp.	750,000	14,499,499
Xinyi Glass Holdings Ltd.	300,000	727,437
		40,484,306
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd (a)	5,300,100	2,831,964
BIC SA	1,000	57,110
Civeo Corp. (a)	243,058	3,376,076
CMC Corp.	15,000	356,723
Delta Plus Group	1,000	96,356
Fursys, Inc.	200,000	5,275,441
Loomis AB (B Shares)	100,000	2,565,729
Matsuda Sangyo Co. Ltd.	150,000	2,570,528
Matthews International Corp. Class A	10,000	305,300
Mitie Group PLC	3,487,817	2,293,840
MYT Netherlands Parent BV ADR	62,600	2,060,792
Nippon Kanzai Co. Ltd.	20,000	387,799
Relia, Inc.	1,000	13,700
Secom Joshinetsu Co. Ltd.	26,250	948,554
VSE Corp.	509,000	17,611,400
		40,751,312
Construction & Engineering - 0.9%
Arcadis NV	1,000,562	35,091,305
Argan, Inc.	10,000	432,300
Boustead Projs. Pte Ltd.	2,549,475	1,938,399
Boustead Singapore Ltd.	10,300,300	6,862,214
Dai-Dan Co. Ltd.	50,000	1,355,673
Daiichi Kensetsu Corp.	275,000	4,515,729
EMCOR Group, Inc.	1,000	88,300
Geumhwa PSC Co. Ltd.	1,000	25,215
Hokuriku Electrical Construction Co. Ltd.	125,000	1,442,790
Joban Kaihatsu Co. Ltd.	5,000	445,367
Kawada Technologies, Inc.	1,000	40,097
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	828,679
Meisei Industrial Co. Ltd.	600,000	4,485,178
Mirait Holdings Corp.	47,000	749,344
Nakano Corp.	10,000	37,424
Nippon Rietec Co. Ltd.	1,041,046	22,958,769
Raiznext Corp.	1,925,000	21,244,928
Seikitokyu Kogyo Co. Ltd.	600,000	4,599,742
Shinnihon Corp.	75,000	597,881
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	46,174
Sumiken Mitsui Road Co. Ltd.	60,000	521,839
Sumitomo Densetsu Co. Ltd.	175,000	4,308,798
Totetsu Kogyo Co. Ltd.	250,000	6,408,420
Watanabe Sato Co. Ltd.	60,000	1,452,671
		120,477,236
Electrical Equipment - 0.7%
Acuity Brands, Inc. (c)	425,000	51,102,000
Aichi Electric Co. Ltd.	150,000	3,737,649
AQ Group AB	853,205	23,228,479
Atkore International Group, Inc. (a)	10,000	443,600
BizLink Holding, Inc.	25,000	277,123
Canare Electric Co. Ltd.	95,000	1,606,234
Dewhurst PLC	25,000	548,060
Gerard Perrier Industrie SA	100	8,009
Hammond Power Solutions, Inc. Class A	529,700	3,810,940
Iwabuchi Corp.	10,000	548,952
Sensata Technologies, Inc. PLC (a)	100,000	5,450,000
Terasaki Electric Co. Ltd.	110,000	1,162,538
		91,923,584
Industrial Conglomerates - 0.1%
Lifco AB	50,018	4,605,968
Mytilineos SA	875,000	12,805,986
Reunert Ltd.	300,000	755,580
		18,167,534
Machinery - 1.0%
Aalberts Industries NV	5,000	225,660
Beijer Alma AB (B Shares)	1,000	16,179
Conrad Industries, Inc. (a)	22,800	273,828
Crane Co.	20,000	1,513,600
Daihatsu Diesel Manufacturing Co. Ltd. (b)	3,184,000	12,493,427
Daiwa Industries Ltd.	1,100,000	10,869,254
Estic Corp.	75,135	3,245,843
Fujimak Corp. (b)	820,000	5,816,602
Fukushima Industries Corp.	100,000	4,138,622
Haitian International Holdings Ltd.	4,501,000	16,283,887
Hillenbrand, Inc.	25,000	1,027,500
Hokuetsu Industries Co. Ltd.	150,000	1,486,467
Hosokawa Micron Corp.	75,000	4,417,872
Hy-Lok Corp.	150,000	1,891,111
Ihara Science Corp.	200,000	3,383,455
Impro Precision Industries Ltd. (d)	250,000	101,570
ITT, Inc.	10,000	747,100
Koike Sanso Kogyo Co. Ltd.	35,000	826,006
Krones AG (c)	15,000	1,243,282
Mitsuboshi Belting Ltd.	12,500	196,429
Nakanishi Manufacturing Co. Ltd.	250,000	2,389,136
Nansin Co. Ltd.	250,000	1,377,154
Oshkosh Corp.	5,000	457,950
Park-Ohio Holdings Corp.	30,000	845,700
Sakura Rubber Co. Ltd.	41,100	1,608,764
Sansei Co. Ltd. (b)	850,000	4,187,312
Semperit AG Holding (a)	300,000	9,411,080
Shinwa Co. Ltd.	35,000	699,031
SIMPAC, Inc.	2,325,000	5,592,191
Snap-On, Inc.	25,000	4,499,750
Suzumo Machinery Co. Ltd.	10,000	143,587
Teikoku Sen-I Co. Ltd.	550,000	11,956,179
The Hanshin Diesel Works Ltd.	30,000	524,130
TK Group Holdings Ltd.	36,536,000	13,618,681
Tocalo Co. Ltd.	400,000	5,445,606
Tsubakimoto Chain Co.	1,000	25,653
Yamada Corp.	80,000	1,833,787
		134,813,385
Marine - 0.2%
Freight Management Holdings Bhd	1,500,000	467,532
Japan Transcity Corp.	1,400,000	6,990,310
SITC International Holdings Co. Ltd.	8,000,000	18,387,128
		25,844,970
Professional Services - 0.8%
ABIST Co. Ltd. (b)	260,000	7,280,348
Akka Technologies SA (a)(c)	660,000	18,461,736
Altech Corp.	194,053	3,846,045
Applus Services SA (a)	50,000	501,196
Artner Co. Ltd.	5,000	41,195
Benext Group, Inc.	75,000	883,574
Bertrandt AG	200,000	10,497,207
Career Design Center Co. Ltd.	150,000	1,274,524
en-japan, Inc.	250,000	7,160,246
Etteplan OYJ	15,000	282,150
Gakujo Co. Ltd.	73,422	905,640
Hays PLC (a)	500,000	964,586
JAC Recruitment Co. Ltd.	300,000	5,330,087
Kelly Services, Inc. Class A (non-vtg.)	50,000	976,000
Kforce, Inc.	11,000	469,150
McMillan Shakespeare Ltd.	2,500,000	24,226,725
NOMURA Co. Ltd.	250,000	1,806,769
Quick Co. Ltd.	289,227	3,153,346
Robert Half International, Inc.	100,000	6,750,000
Robert Walters PLC	5,000	37,679
SaraminHR Co. Ltd.	25,000	581,193
SHL-JAPAN Ltd.	159,600	3,801,633
TriNet Group, Inc. (a)	5,000	370,550
TrueBlue, Inc. (a)	174,017	3,234,976
WDB Holdings Co. Ltd.	100,000	2,491,766
		105,328,321
Road & Rail - 0.8%
Autohellas SA (b)	2,600,000	17,353,765
Daqin Railway Co. Ltd. (A Shares)	42,000,622	41,623,268
Hamakyorex Co. Ltd.	250,000	7,291,517
Higashi Twenty One Co. Ltd.	200,000	1,193,374
NANSO Transport Co. Ltd.	125,000	1,442,790
Nikkon Holdings Co. Ltd.	400,000	8,042,389
Ryder System, Inc.	20,000	1,251,800
SENKO Co. Ltd.	600,000	5,562,079
Shin-Keisei Electric Railway Co. Ltd.	35,000	740,465
STEF-TFE Group	177,660	16,169,947
The Hokkaido Chuo Bus Co. Ltd.	1,000	34,656
Tohbu Network Co. Ltd.	175,000	1,538,737
Universal Logistics Holdings, Inc.	10,000	212,000
Utoc Corp.	1,600,000	7,164,065
		109,620,852
Trading Companies & Distributors - 5.6%
Alconix Corp.	18,000	271,173
Applied Industrial Technologies, Inc.	1,000	70,390
Bergman & Beving AB (B Shares)	625,000	7,494,346
Canox Corp.	422,100	2,458,170
Chori Co. Ltd. (b)	1,566,400	22,790,526
Daiichi Jitsugyo Co. Ltd.	25,000	986,921
Green Cross Co. Ltd. (b)	612,000	5,568,151
Hanwa Co. Ltd.	200,000	5,155,377
HERIGE (a)	60,000	2,140,702
Houston Wire & Cable Co. (a)(b)	1,348,500	4,503,990
Howden Joinery Group PLC (a)	200,000	1,841,482
iMarketKorea, Inc.	35,000	259,748
Itochu Corp.	18,500,000	529,416,679
James Latham PLC	10,000	121,258
Kamei Corp. (b)	2,100,000	23,938,135
Lumax International Corp. Ltd.	1,588,740	3,692,370
Maruka Machinery Co. Ltd.	5,000	91,508
Meiwa Corp.	1,425,000	6,067,593
Mitani Shoji Co. Ltd.	665,000	43,108,024
Mitsubishi Corp.	1,400,000	35,385,937
Momentum Group AB Class B (a)	525,000	9,147,589
MSC Industrial Direct Co., Inc. Class A	25,000	1,939,250
Narasaki Sangyo Co. Ltd.	70,000	1,480,930
Nishikawa Keisoku Co. Ltd.	20,000	906,965
Parker Corp.	100	452
Pla Matels Corp.	300,000	2,193,899
Rasa Corp.	250,000	2,136,140
Sakai Trading Co. Ltd.	30,000	557,640
Sam Yung Trading Co. Ltd.	10,000	121,603
Sanyo Trading Co. Ltd.	200,000	1,854,026
Shinsho Corp.	100,000	1,695,546
Totech Corp.	53,181	1,389,626
Yamazen Co. Ltd.	100,000	936,560
Yuasa Trading Co. Ltd.	675,000	21,104,826
		740,827,532
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	1,892,110
Isewan Terminal Service Co. Ltd.	300,000	2,042,102
Meiko Transportation Co. Ltd.	100,000	1,097,904
Qingdao Port International Co. Ltd. (H Shares) (d)	17,000,000	9,822,977
		14,855,093

TOTAL INDUSTRIALS		1,481,349,783

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.2%
Casa Systems, Inc. (a)	100,000	771,000
F5 Networks, Inc. (a)	110,000	21,554,500
HF Co. (a)(b)	225,000	1,447,158
		23,772,658
Electronic Equipment & Components - 1.3%
AAC Technology Holdings, Inc.	5,000	27,182
Ai Holdings Corp.	25,000	470,428
AT&S Austria Technologie & Systemtechnik AG	10,000	319,164
Avnet, Inc.	100,000	3,531,000
CONEXIO Corp.	10,000	130,603
Daido Signal Co. Ltd.	400,000	2,211,084
Elematec Corp.	800,000	7,576,495
FLEXium Interconnect, Inc.	25,000	106,208
Forval Corp.	1,000	7,876
HAGIAWARA ELECTRIC Co. Ltd.	350,000	8,851,496
Huami Corp. ADR (a)(c)	1,000	13,710
Insight Enterprises, Inc. (a)	1,000	76,100
Kimball Electronics, Inc. (a)	100	1,917
Kingboard Chemical Holdings Ltd.	8,038,500	32,918,115
Kyosha Co. Ltd. (c)	50,000	142,728
Lacroix SA (b)	376,493	14,346,443
Makus, Inc.	300,000	1,392,180
MTS Systems Corp.	5,000	292,700
New Cosmos Electric Co. Ltd.	35,000	732,111
Nihon Denkei Co. Ltd.	50,000	609,576
PAX Global Technology Ltd.	9,000,000	8,845,323
Redington India Ltd.	8,976,871	16,632,962
Riken Kieki Co. Ltd.	550,000	15,721,037
Shibaura Electronics Co. Ltd.	225,000	6,551,625
Simplo Technology Co. Ltd.	1,400,000	18,042,912
Solid State PLC	18,685	161,288
SYNNEX Corp.	50,000	4,081,000
Thinking Electronic Industries Co. Ltd.	1,600,000	9,996,073
VSTECS Holdings Ltd.	20,310,900	17,761,313
		171,550,649
IT Services - 3.5%
All for One Steeb AG	10,000	728,130
Amdocs Ltd.	950,000	67,089,000
Asahi Intelligence Service Co.	13,100	156,832
Avant Corp.	300,000	3,949,592
CDS Co. Ltd.	21,700	285,894
Cielo SA	3,400,000	2,554,008
Concentrix Corp. (a)	50,000	5,346,000
Data Applications Co. Ltd.	30,200	480,340
Dimerco Data System Corp.	500,000	1,017,457
DTS Corp.	528,903	11,245,090
DXC Technology Co.	25,000	705,000
E-Credible Co. Ltd.	240,000	4,731,802
eClerx Services Ltd.	118,050	1,600,869
Enea Data AB (a)	210,000	6,018,812
Estore Corp. (b)	290,000	6,522,889
Future Corp.	739,200	12,385,279
IFIS Japan Ltd.	189,800	1,291,970
Jfe Systems, Inc.	6,200	189,412
Korea Information & Communication Co. Ltd. (a)	325,000	2,470,069
KPS AG	15,000	93,565
Neurones	12,000	342,221
Nice Information & Telecom, Inc.	133,749	3,300,702
NS Solutions Corp.	1,000	32,030
Persistent Systems Ltd.	400,739	8,383,563
Societe Pour L'Informatique Industrielle SA	174,000	4,455,427
Sonata Software Ltd.	100,000	529,783
Sopra Steria Group	450,000	74,760,747
TDC Soft, Inc.	117,107	1,075,535
Tessi SA (a)(c)	199,798	29,095,783
The Western Union Co.	9,500,000	211,565,000
Wavestone (a)	10,000	366,492
		462,769,293
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	567,780
Miraial Co. Ltd. (b)	600,000	6,272,376
Phison Electronics Corp.	600,000	8,118,239
Protec Co. Ltd.	5,352	176,105
		15,134,500
Software - 0.2%
Birlasoft Ltd.	1,800,000	6,181,169
Cresco Ltd.	85,200	1,033,836
Cyient Ltd.	100,000	831,183
Fukui Computer Holdings, Inc.	10,000	359,922
InfoVine Co. Ltd.	63,600	1,134,506
Jastec Co. Ltd.	110,000	1,245,501
KPIT Engineering Ltd.	1,000,000	1,959,923
KSK Co., Ltd.	121,900	2,595,227
Kuaishou Technology (a)	131,500	1,950,472
Linedata Services	10,000	364,065
Sinosoft Tech Group Ltd. (a)	5,000,000	947,990
Software AG (Bearer)	10,000	406,054
System Research Co. Ltd.	86,500	1,420,402
Toho System Science Co. Ltd.	100,000	895,508
Uchida Esco Co. Ltd. (c)	167,600	4,624,221
Zensar Technologies Ltd.	1,912,686	6,188,797
		32,138,776
Technology Hardware, Storage & Peripherals - 1.2%
Bluecom Co. Ltd. (a)	55,000	216,382
Elecom Co. Ltd.	40,000	1,896,033
HP, Inc.	6,500,000	158,210,000
MCJ Co. Ltd.	366,800	3,512,343
NetApp, Inc.	10,000	664,400
		164,499,158

TOTAL INFORMATION TECHNOLOGY		869,865,034

MATERIALS - 4.0%
Chemicals - 2.5%
AdvanSix, Inc. (a)	100	2,132
Air Water, Inc.	100,000	1,616,306
Birla Carbon Thailand PCL (For. Reg.)	50,000	70,164
C. Uyemura & Co. Ltd.	185,000	13,899,947
Cabot Corp.	25,000	1,097,750
Celanese Corp. Class A	25,000	3,053,750
Chokwang Paint Ltd.	50,000	273,161
Ciner Resources LP	10,000	128,700
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	212,898
Daishin-Chemical Co. Ltd. (b)	411,495	5,782,812
EcoGreen International Group Ltd.	1,000,000	167,672
Fuso Chemical Co. Ltd.	200,000	7,074,323
Green Chemical Co. Ltd.	60,204	732,101
Hannong Chemicals, Inc. (b)	1,288,000	20,672,216
Insecticides (India) Ltd.	53,200	353,803
Isamu Paint Co. Ltd. (c)	20,000	650,150
Jcu Corp.	5,000	185,928
Johnson Matthey PLC	5,000	202,234
K+S AG	100,000	1,132,242
Kangnam Jevisco Co. Ltd.	5,000	92,320
Koatsu Gas Kogyo Co. Ltd.	200,000	1,432,049
KPX Holdings Corp.	12,000	603,010
Kraton Performance Polymers, Inc. (a)	13,000	365,040
Kukdong Oil & Chemicals Co. Ltd.	100,000	296,855
Kuriyama Holdings Corp.	225,000	1,402,692
Nippon Soda Co. Ltd.	160,000	4,577,975
NOF Corp.	275,000	13,205,881
Nutrien Ltd.	20,000	985,024
Okamoto Industries, Inc.	2,000	73,894
Scientex Bhd	12,153,600	11,995,761
Scientex Bhd warrants 1/14/26 (a)	810,240	180,387
T&K Toka Co. Ltd.	350,000	2,813,499
Tae Kyung Industrial Co. Ltd.	675,000	3,235,007
Thai Rayon PCL NVDR	250,000	235,967
The Mosaic Co.	7,550,000	195,998,000
Toho Acetylene Co. Ltd.	225,000	3,035,228
Westlake Chemical Corp.	25,000	1,911,500
Westlake Chemical Partners LP	100	2,382
Yara International ASA	675,000	31,561,021
Yip's Chemical Holdings Ltd.	3,500,000	1,354,271
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,000,000	4,998,036
		337,664,088
Construction Materials - 0.2%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	46,217
Buzzi Unicem SpA	368,500	9,091,437
Ibstock PLC (a)(d)	500,000	1,413,995
Imerys SA	10,000	473,770
Mitani Sekisan Co. Ltd.	240,000	10,734,641
Yamau Co. Ltd.	5,000	24,202
Yotai Refractories Co. Ltd.	225,000	1,838,751
		23,623,013
Containers & Packaging - 0.5%
Chuoh Pack Industry Co. Ltd.	12,000	118,459
Groupe Guillin SA	10,000	296,713
Mayr-Melnhof Karton AG	156,000	31,009,600
Packaging Corp. of America	75,000	10,084,500
Showa Paxxs Corp.	5,000	87,355
The Pack Corp.	75,000	1,822,283
WestRock Co.	350,000	14,500,500
		57,919,410
Metals & Mining - 0.8%
ArcelorMittal SA Class A unit (a)	200,000	4,318,000
Castings PLC (c)	75,000	390,493
Chubu Steel Plate Co. Ltd.	458,800	3,162,476
CI Resources Ltd. (a)	400,000	273,602
CK-SAN-ETSU Co. Ltd.	110,000	3,980,142
Compania de Minas Buenaventura SA sponsored ADR (a)	375,000	3,817,500
Gatos Silver, Inc.	275,200	3,635,392
Mount Gibson Iron Ltd.	30,009,314	19,494,425
Okaya & Co. Ltd.	100	8,096
Pacific Metals Co. Ltd. (c)	500,999	10,297,874
Perenti Global Ltd.	22,122,434	21,979,191
Rio Tinto PLC sponsored ADR	100,000	7,642,000
St Barbara Ltd.	10,000,732	16,891,161
Teck Resources Ltd. Class B (sub. vtg.)	500,000	9,133,920
Warrior Metropolitan Coal, Inc.	180,000	4,143,600
Young Poong Corp.	1,000	461,378
		109,629,250
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	83,614

TOTAL MATERIALS		528,919,375

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Arealink Co. Ltd.	50,000	457,301
Business One Holdings, Inc.	17,400	62,959
Century21 Real Estate Japan Ltd.	10,000	102,439
Dongwon Development Co. Ltd.	10,000	43,187
Housecom Corp.	25,000	305,743
Jones Lang LaSalle, Inc. (a)	50,002	7,310,792
Lai Sun Garment (International) Ltd.	206,647	165,248
LSL Property Services PLC (a)	50,000	160,993
Nisshin Group Holdings Co. (b)	2,850,000	11,210,082
Open House Co. Ltd.	75,000	3,021,624
Sunnexta Group, Inc.	25,000	222,684
		23,063,052
UTILITIES - 2.8%
Electric Utilities - 2.3%
EVN AG	50,000	1,169,862
Exelon Corp.	500,000	20,780,000
Fjordkraft Holding ASA (d)	400,000	3,413,675
Holding Co. ADMIE IPTO SA	25,000	72,510
PG&E Corp. (a)	13,815,789	157,914,468
PPL Corp.	4,500,134	124,518,708
Public Power Corp. of Greece (a)	25,000	214,343
		308,083,566
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	110,000	5,301,371
China Resource Gas Group Ltd.	1,800,000	9,007,835
GAIL India Ltd.	15,000,000	25,796,047
Hokuriku Gas Co.	75,000	2,219,676
Keiyo Gas Co. Ltd.	15,000	489,761
Seoul City Gas Co. Ltd.	100,000	7,957,868
Towngas China Co. Ltd.	4,000,000	1,712,830
YESCO Co. Ltd.	240,000	7,446,419
		59,931,807
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	500,000	10,545,000
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	500,000	150,853
Thessaloniki Water & Sewage SA	100,000	498,769
		649,622

TOTAL UTILITIES		379,209,995

TOTAL COMMON STOCKS
(Cost $9,684,939,980)		13,301,847,373

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	1,041,823
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	1,500	150,090

TOTAL CONSUMER DISCRETIONARY		1,191,913

INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	120,197	2,532,551
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	124,996
Jungheinrich AG	1,000	45,727
		170,723

TOTAL INDUSTRIALS		2,703,274

UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	5,965,566
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,903,018)		9,860,753

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.09% (f)	437,727,287	437,814,832
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	220,957,486	220,979,582
TOTAL MONEY MARKET FUNDS
(Cost $658,785,233)		658,794,414
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $10,350,628,231)		13,970,502,540
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(591,468,283)
NET ASSETS - 100%		$13,379,034,257

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,501,222 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$285,014
Fidelity Securities Lending Cash Central Fund	7,822,816
Total	$8,107,830

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$6,263,285	$--	$--	$225,750	$--	$1,017,063	$7,280,348
Autohellas SA	9,938,364	-	-	-	-	7,415,401	17,353,765
Bonanza Creek Energy, Inc.	21,828,000	-	-	-	-	2,964,000	24,792,000
Chori Co. Ltd.	20,879,414	-	-	185,540	-	1,911,112	22,790,526
Daihatsu Diesel Manufacturing Co. Ltd.	12,061,631	-	-	(23,553)	-	431,796	12,493,427
Daishin-Chemical Co. Ltd.	4,894,168	-	-	(7,514)	-	888,644	5,782,812
Estore Corp.	3,035,862	-	258,164	(4,328)	195,492	3,549,699	6,522,889
Fuji Corp.	12,928,315	-	-	243,098	-	1,053,395	13,981,710
Fujimak Corp.	4,911,247	-	-	134,466	-	905,355	5,816,602
G-Tekt Corp.	23,504,322	918,194	-	607,236	-	16,394,990	40,817,506
GameStop Corp. Class A	27,982,851	-	333,797,624	-	233,086,896	72,727,877	-
Gendai Agency, Inc.	2,119,881	-	-	-	-	233,453	2,353,334
Green Cross Co. Ltd.	5,579,141	-	-	(9,119)	-	(10,990)	5,568,151
Guess?, Inc.	47,564,000	-	602,898	1,029,375	(701,582)	59,391,480	105,651,000
Gwangju Shinsegae Co. Ltd.	11,236,546	-	-	260,472	-	1,953,717	13,190,263
Handsman Co. Ltd.	10,635,270	-	-	29,319	-	2,858,226	13,493,496
Hannong Chemicals, Inc.	5,492,951	-	-	147,661	-	15,179,265	20,672,216
HF Co.	962,091	-	-	-	-	485,067	1,447,158
Hibbett Sports, Inc.	31,313,457	-	2,414,219	-	296,867	44,205,830	73,401,935
Houston Wire & Cable Co.	3,384,735	-	-	-	-	1,119,255	4,503,990
Jinro Distillers Co. Ltd.	11,545,833	-	-	474,873	-	964,379	12,510,212
Kamei Corp.	18,846,535	-	-	268,489	-	5,091,600	23,938,135
Lacroix SA	9,668,080	-	-	(52,065)	-	4,678,363	14,346,443
MegaStudy Co. Ltd.	9,225,571	-	-	373,834	-	1,222,179	10,447,750
MegaStudyEdu Co. Ltd.	29,764,236	-	-	881,428	-	9,186,265	38,950,501
Miraial Co. Ltd.	5,713,476	-	-	106,616	-	558,900	6,272,376
Nisshin Group Holdings Co.	9,504,039	-	-	-	-	1,706,043	11,210,082
Peyto Exploration & Development Corp.	18,533,467	-	-	162,245	-	15,903,046	34,436,513
Sally Beauty Holdings, Inc.	69,569,442	-	35,920,133	-	(16,679,227)	28,332,938	-
Sansei Co. Ltd.	2,609,702	-	-	-	-	1,577,610	4,187,312
Satsudora Holdings Co. Ltd.	6,315,243	-	487,013	4,915	139,842	358,483	6,326,555
Southwestern Energy Co.	122,132,043	250,000	-	-	-	67,475,534	189,857,577
TBK Co. Ltd.	7,192,858	-	-	-	-	333,993	7,526,851
Tokatsu Holdings Co. Ltd.	944,688	-	-	-	-	38,652	983,340
Treasure Factory Co. Ltd.	5,420,150	-	-	15,400	-	584,910	6,005,060
Uchida Esco Co. Ltd.	13,083,936	-	3,802,726	16,352	3,120,282	(7,777,271)	-
Unit Corp.	263,520	-	218,701	-	(17,106,550)	17,061,731	-
Whiting Petroleum Corp.	6,146,091	-	-	-	-	1,838,339	-
Yorozu Corp.	17,653,091	-	-	-	-	4,112,263	21,765,354
Zappallas, Inc.	3,580,369	-	-	-	-	543,933	4,124,302
	$634,227,901	$1,168,194	$377,501,478	$5,070,490	$202,352,020	$388,466,525	$790,801,491

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$689,435,611	$652,694,696	$36,740,915	$--
Consumer Discretionary	2,898,194,990	2,896,169,279	2,025,711	--
Consumer Staples	576,723,784	576,615,568	83,479	24,737
Energy	971,245,993	864,471,310	106,555,982	218,701
Financials	2,288,343,279	2,178,793,667	109,549,612	--
Health Care	2,596,688,390	2,596,688,390	--	--
Industrials	1,484,053,057	1,482,690,290	1,362,767	--
Information Technology	869,865,034	867,914,562	1,950,472	--
Materials	528,919,375	528,919,375	--	--
Real Estate	23,063,052	23,063,052	--	--
Utilities	385,175,561	385,175,561	--	--
Money Market Funds	658,794,414	658,794,414	--	--
Total Investments in Securities:	$13,970,502,540	$13,711,990,164	$258,268,938	$243,438

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.4%
Japan	16.9%
Korea (South)	4.4%
United Kingdom	3.7%
France	2.7%
Canada	2.3%
China	1.8%
Cayman Islands	1.7%
Netherlands	1.4%
India	1.3%
Bermuda	1.0%
British Virgin Islands	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $211,774,952) — See accompanying schedule: Unaffiliated issuers (cost $8,971,423,116)	$12,520,906,635
Fidelity Central Funds (cost $658,785,233)	658,794,414
Other affiliated issuers (cost $720,419,882)	790,801,491
Total Investment in Securities (cost $10,350,628,231)		$13,970,502,540
Foreign currency held at value (cost $5,597)		5,600
Receivable for investments sold		3,549,726
Receivable for fund shares sold		1,361,107
Dividends receivable		19,701,817
Distributions receivable from Fidelity Central Funds		2,054,711
Receivable from investment adviser for expense reductions		27,523
Other receivables		43
Total assets		13,997,203,067
Liabilities
Payable for investments purchased	$9,939,537
Payable for fund shares redeemed	385,349,553
Other payables and accrued expenses	1,927,714
Collateral on securities loaned	220,952,006
Total liabilities		618,168,810
Net Assets		$13,379,034,257
Net Assets consist of:
Paid in capital		$9,466,474,801
Total accumulated earnings (loss)		3,912,559,456
Net Assets		$13,379,034,257
Net Asset Value, offering price and redemption price per share ($13,379,034,257 ÷ 707,220,247 shares)		$18.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends (including $5,070,490 earned from other affiliated issuers)		$133,929,462
Income from Fidelity Central Funds (including $7,822,816 from security lending)		8,107,830
Total income		142,037,292
Expenses
Custodian fees and expenses	$292,754
Independent trustees' fees and expenses	30,471
Miscellaneous	12,821
Total expenses before reductions	336,046
Expense reductions	(105,507)
Total expenses after reductions		230,539
Net investment income (loss)		141,806,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,459)	421,967,066
Fidelity Central Funds	20,138
Other affiliated issuers	202,352,020
Foreign currency transactions	(202,137)
Total net realized gain (loss)		624,137,087
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,457,282)	2,114,570,709
Fidelity Central Funds	(77,279)
Other affiliated issuers	388,466,525
Assets and liabilities in foreign currencies	(154,844)
Total change in net unrealized appreciation (depreciation)		2,502,805,111
Net gain (loss)		3,126,942,198
Net increase (decrease) in net assets resulting from operations		$3,268,748,951

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,806,753	$303,445,514
Net realized gain (loss)	624,137,087	(25,027,693)
Change in net unrealized appreciation (depreciation)	2,502,805,111	(512,910,971)
Net increase (decrease) in net assets resulting from operations	3,268,748,951	(234,493,150)
Distributions to shareholders	(560,407,401)	(689,965,124)
Share transactions
Proceeds from sales of shares	235,039,908	1,814,757,837
Reinvestment of distributions	560,407,401	689,965,123
Cost of shares redeemed	(1,912,462,455)	(3,381,648,521)
Net increase (decrease) in net assets resulting from share transactions	(1,117,015,146)	(876,925,561)
Total increase (decrease) in net assets	1,591,326,404	(1,801,383,835)
Net Assets
Beginning of period	11,787,707,853	13,589,091,688
End of period	$13,379,034,257	$11,787,707,853
Other Information
Shares
Sold	13,518,374	115,478,799
Issued in reinvestment of distributions	32,527,746	42,928,837
Redeemed	(109,718,120)	(214,994,521)
Net increase (decrease)	(63,672,000)	(56,586,885)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$16.42	$18.79	$17.30	$14.80	$15.58
Income from Investment Operations
Net investment income (loss)A	.19	.38	.44	.40	.23	.18
Net realized and unrealized gain (loss)	4.21	(.65)	(1.37)	1.91	2.50	(.16)
Total from investment operations	4.40	(.27)	(.93)	2.31	2.73	.02
Distributions from net investment income	(.44)	(.45)	(.42)	(.28)	(.19)	(.23)
Distributions from net realized gain	(.33)	(.40)	(1.02)	(.54)	(.04)	(.58)
Total distributions	(.77)	(.86)B	(1.44)	(.82)	(.23)	(.80)B
Net asset value, end of period	$18.92	$15.29	$16.42	$18.79	$17.30	$14.80
Total ReturnC,D	29.33%	(1.89)%	(5.13)%	13.82%	18.69%	.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.01%	.52%	.79%
Expenses net of fee waivers, if any	- %G,H	.01%	.01%	.01%	.52%	.79%
Expenses net of all reductions	- %G,H	.01%	.01%	- %H	.52%	.79%
Net investment income (loss)	2.20%G	2.46%	2.61%	2.19%	1.48%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$13,379,034	$11,787,708	$13,589,092	$14,520,045	$4,948,389	$2,776,843
Portfolio turnover rateI	14%G	19%	27%	13%	35%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,580,828,644
Gross unrealized depreciation	(1,010,317,969)
Net unrealized appreciation (depreciation)	$3,570,510,675
Tax cost	$10,399,991,865

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(25,088,942)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Intrinsic Opportunities Fund	825,239,188	1,793,293,732

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Intrinsic Opportunities Fund	$20,313

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $28,084,858 and $292,665,645, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Intrinsic Opportunities Fund	$12,821

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Intrinsic Opportunities Fund	$804,301	$135	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through November 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $100,489.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $173.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $4,845.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Series Intrinsic Opportunities Fund	- %-C
Actual		$1,000.00	$1,293.30	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Intrinsic Opportunities Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

O2T-SANN-0321
1.951015.108

Fidelity Flex® Funds

Fidelity Flex® Intrinsic Opportunities Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Anthem, Inc.	5.9
Itochu Corp.	3.3
MetLife, Inc.	3.1
Amgen, Inc.	2.9
Synchrony Financial	2.7
United Therapeutics Corp.	2.5
Discover Financial Services	2.3
Lear Corp.	2.3
UnitedHealth Group, Inc.	2.1
AFLAC, Inc.	2.1
29.2

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Health Care	21.4
Consumer Discretionary	20.5
Financials	18.3
Industrials	9.3
Energy	7.2

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 36.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	2,103	$115,139
Entertainment - 0.0%
GAMEVIL, Inc. (a)	7	225
Interactive Media & Services - 0.6%
Cars.com, Inc. (a)	3,103	36,026
Dip Corp.	1,182	32,308
JOYY, Inc. ADR	1,363	125,451
Zappallas, Inc. (a)	2,306	9,511
ZIGExN Co. Ltd.	4,582	16,579
		219,875
Media - 4.5%
AMC Networks, Inc. Class A (a)	359	17,742
Cogeco Communications, Inc.	65	5,540
Comcast Corp. Class A	11,194	554,887
Corus Entertainment, Inc. Class B (non-vtg.)	710	2,632
Discovery Communications, Inc.:
Class A (a)	8,514	352,650
Class B (a)	38	1,707
DISH Network Corp. Class A (a)	233	6,762
DMS, Inc.	664	8,571
F@N Communications, Inc.	1,290	5,012
Gendai Agency, Inc.	1,954	5,410
Hyundai HCN	5,719	18,153
Hyve Group PLC	676	948
Ipsos SA	7	224
Nippon BS Broadcasting Corp.	415	4,727
Nippon Television Network Corp.	573	6,575
Omnicom Group, Inc.	280	17,466
Pico Far East Holdings Ltd.	17,939	2,915
Proto Corp.	200	1,959
Television Broadcasts Ltd.	2,700	2,619
Trenders, Inc.	409	2,480
ViacomCBS, Inc.:
Class A	2,053	99,899
Class B	10,563	512,306
WOWOW INC.	562	15,249
		1,646,433
Wireless Telecommunication Services - 0.4%
KDDI Corp.	2,840	83,475
Okinawa Cellular Telephone Co.	1,199	53,457
		136,932

TOTAL COMMUNICATION SERVICES		2,118,604

CONSUMER DISCRETIONARY - 20.5%
Auto Components - 6.6%
Adient PLC (a)	6,306	203,621
Burelle SA	6	6,408
Cooper-Standard Holding, Inc. (a)	2,134	65,108
DaikyoNishikawa Corp.	3,609	26,703
DongAh Tire & Rubber Co. Ltd.	39	340
DTR Automotive Corp.	97	2,259
Eagle Industry Co. Ltd.	700	7,298
Fukoku Co. Ltd.	548	3,516
G-Tekt Corp.	6,686	93,513
Gentex Corp.	651	21,516
Hi-Lex Corp.	737	10,477
Hyundai Mobis	2,158	612,635
IJTT Co. Ltd.	3,973	18,244
INFAC Corp.	71	446
Lear Corp.	5,518	831,894
Linamar Corp.	6,106	311,710
Murakami Corp.	65	1,588
Piolax, Inc.	1,100	15,984
Plastic Omnium SA	1,704	67,000
Seoyon Co. Ltd.	1,029	6,956
Seoyon E-Hwa Co., Ltd.	1,782	11,408
Stanley Electric Co. Ltd.	300	9,366
Strattec Security Corp.	226	12,374
TBK Co. Ltd.	400	1,673
The Furukawa Battery Co. Ltd.	244	3,580
Topre Corp.	891	12,317
TPR Co. Ltd.	2,019	26,986
Yorozu Corp.	4,351	51,134
		2,436,054
Distributors - 0.1%
Doshisha Co. Ltd.	858	15,351
Harima-Kyowa Co. Ltd.	349	5,751
Nakayamafuku Co. Ltd.	537	2,917
Yagi & Co. Ltd.	1,019	13,104
Yamae Hisano Co.	137	1,368
		38,491
Diversified Consumer Services - 0.4%
Cross-Harbour Holdings Ltd.	4,335	7,347
Heian Ceremony Service Co. Ltd.	1,332	11,063
Kukbo Design Co. Ltd.	494	8,172
MegaStudy Co. Ltd.	2,610	25,087
MegaStudyEdu Co. Ltd.	2,515	93,436
Multicampus Co. Ltd.	135	3,796
Tsukada Global Holdings, Inc.	3,545	9,443
		158,344
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	333	3,138
Brinker International, Inc.	166	9,774
Hiday Hidaka Corp.	328	5,493
Kura Sushi, Inc.	164	9,942
The Cheesecake Factory, Inc.	22	989
The Restaurant Group PLC (a)	40,300	37,713
		67,049
Household Durables - 2.8%
Ace Bed Co. Ltd.	589	20,250
Avantia Co. Ltd.	1,736	14,253
Bellway PLC	238	8,984
Cuckoo Holdings Co. Ltd.	102	8,801
Emak SpA (a)	3,041	4,406
FJ Next Co. Ltd.	2,474	23,808
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	14,867	130,219
Hamilton Beach Brands Holding Co.:
Class A	398	7,638
Class B	104	1,996
Helen of Troy Ltd. (a)	1,183	288,948
Iida Group Holdings Co. Ltd.	257	5,660
Mohawk Industries, Inc. (a)	2,129	305,724
Pressance Corp.	710	9,985
Q.E.P. Co., Inc.	25	647
Sanei Architecture Planning Co. Ltd.	738	12,351
Taylor Morrison Home Corp. (a)	7,568	196,617
		1,040,287
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	252	3,154
CROOZ, Inc. (a)	100	1,210
Danawa Co. Ltd.	107	3,028
Hyundai Home Shopping Network Corp.	7	496
Moneysupermarket.com Group PLC	2,500	9,180
NS Shopping Co. Ltd.	30	323
		17,391
Leisure Products - 0.1%
Mars Group Holdings Corp.	1,409	20,474
Multiline Retail - 0.3%
Big Lots, Inc.	263	15,696
Grazziotin SA	880	5,975
Lifestyle China Group Ltd. (a)	26,833	4,188
Lifestyle International Holdings Ltd. (a)	26,283	18,712
Macy's, Inc.	2,711	40,773
Ryohin Keikaku Co. Ltd.	206	4,919
Treasure Factory Co. Ltd.	1,972	13,932
Watts Co. Ltd.	186	1,520
		105,715
Specialty Retail - 8.4%
ABC-MART, Inc.	45	2,556
Arcland Sakamoto Co. Ltd.	1,295	18,298
AT-Group Co. Ltd.	2,479	34,317
AutoNation, Inc. (a)	1,892	134,862
Bed Bath & Beyond, Inc.	1,577	55,715
Best Buy Co., Inc.	1,095	119,158
Dick's Sporting Goods, Inc.	57	3,820
Foot Locker, Inc.	6,306	276,329
Fuji Corp.	1,699	33,657
Genesco, Inc. (a)	1,571	60,971
Goldlion Holdings Ltd.	20,919	4,263
Guess?, Inc.	14,347	333,137
Handsman Co. Ltd.	1,718	31,196
Hibbett Sports, Inc. (a)	4,100	231,445
Hour Glass Ltd.	48,700	28,779
JB Hi-Fi Ltd.	1,176	46,529
JD Sports Fashion PLC	69,845	714,865
K's Holdings Corp.	4,416	59,824
Ku Holdings Co. Ltd.	1,413	10,967
Leon's Furniture Ltd.	740	11,921
Lookers PLC (a)	3,142	1,700
Mandarake, Inc.	100	482
Nafco Co. Ltd.	200	3,773
Nitori Holdings Co. Ltd.	109	21,635
Nojima Co. Ltd.	83	2,117
Oriental Watch Holdings Ltd.	14,897	4,842
Padini Holdings Bhd	5,800	3,773
Sacs Bar Holdings, Inc.	789	4,196
Sally Beauty Holdings, Inc. (a)	7,476	112,888
Samse SA	88	16,553
Silvano Fashion Group A/S (a)	7	14
SuperGroup PLC	326	927
T-Gaia Corp.	67	1,249
The Buckle, Inc.	3,942	154,999
Tokatsu Holdings Co. Ltd.	494	1,943
Truworths International Ltd.	228	670
Urban Outfitters, Inc. (a)	5,912	162,166
Vita Group Ltd.	18	15
Williams-Sonoma, Inc.	2,838	365,875
		3,072,426
Textiles, Apparel & Luxury Goods - 1.6%
Best Pacific International Holdings Ltd.	67,675	12,395
Capri Holdings Ltd. (a)	6,657	277,331
Embry Holdings Ltd.	1,000	133
Fossil Group, Inc. (a)	7,374	106,923
Gildan Activewear, Inc.	143	3,573
Grendene SA	300	423
Hagihara Industries, Inc.	604	8,327
Magni-Tech Industries Bhd	23,619	12,328
PVH Corp.	261	22,253
Sakai Ovex Co. Ltd.	460	9,574
Sitoy Group Holdings Ltd.	19,000	1,078
Tapestry, Inc.	3,784	119,650
Ted Baker PLC (a)	10,173	14,064
Texwinca Holdings Ltd.	2,000	395
Youngone Holdings Co. Ltd.	176	5,996
Yue Yuen Industrial (Holdings) Ltd.	3,050	6,656
		601,099

TOTAL CONSUMER DISCRETIONARY		7,557,330

CONSUMER STAPLES - 3.8%
Beverages - 0.8%
A.G. Barr PLC (a)	1,395	9,366
Asahi Group Holdings	1,152	46,324
Britvic PLC	15,828	161,566
C&C Group PLC (United Kingdom) (a)	663	2,098
Jinro Distillers Co. Ltd.	1,105	30,036
Lucas Bols BV (a)(b)	192	2,260
Olvi PLC (A Shares)	245	13,082
Spritzer Bhd	200	92
Willamette Valley Vineyards, Inc. (a)	3	21
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	15,422	30,234
		295,079
Food & Staples Retailing - 0.9%
Amsterdam Commodities NV	1,421	35,179
Belc Co. Ltd.	100	5,642
Daiichi Co. Ltd.	631	4,783
Genky DrugStores Co. Ltd.	930	33,695
Halows Co. Ltd.	280	8,688
MARR SpA	1,742	36,319
Nihon Chouzai Co. Ltd.	239	3,423
OM2 Network Co. Ltd.	657	7,552
Qol Holdings Co. Ltd.	331	3,625
Retail Partners Co. Ltd.	1,259	15,854
Satoh & Co. Ltd.	108	1,556
Satsudora Holdings Co. Ltd.	750	14,600
Shoei Foods Corp.	22	782
Valor Holdings Co. Ltd.	1,508	35,675
Walgreens Boots Alliance, Inc.	2,099	105,475
		312,848
Food Products - 1.7%
Ajinomoto Malaysia Bhd	4,431	16,770
Armanino Foods of Distinction	3,237	8,060
Bell AG	97	26,625
Binggrea Co. Ltd.	10	501
Cal-Maine Foods, Inc. (a)	256	9,815
Carr's Group PLC	9,688	17,920
Cranswick PLC	1,058	49,490
Delfi Ltd.	33,664	18,499
Delsole Corp.	414	1,810
Fresh Del Monte Produce, Inc.	4,499	110,091
Ingredion, Inc.	2,681	202,335
Kaneko Seeds Co. Ltd.	432	6,533
Kaveri Seed Co. Ltd.	527	3,949
Lassonde Industries, Inc. Class A (sub. vtg.)	120	16,347
LDC SA	52	6,310
London Biscuits Bhd (a)(c)	3,375	17
Origin Enterprises PLC	1,809	7,190
Pickles Corp.	318	11,081
Prima Meat Packers Ltd.	2,852	89,036
S Foods, Inc.	799	26,546
Thai President Foods PCL	364	2,329
Thai Wah PCL	300	48
Toyo Sugar Refining Co. Ltd.	631	7,355
Tyson Foods, Inc. Class A	48	3,087
Valsoia SpA	42	663
		642,407
Personal Products - 0.2%
Asaleo Care Ltd.	682	678
Hengan International Group Co. Ltd.	9,165	65,783
		66,461
Tobacco - 0.2%
KT&G Corp.	721	51,703
Scandinavian Tobacco Group A/S (b)	980	17,798
		69,501

TOTAL CONSUMER STAPLES		1,386,296

ENERGY - 7.2%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	170	80
Bristow Group, Inc. (a)	674	16,318
Championx Corp. (a)	3,734	57,093
Geospace Technologies Corp. (a)	1,181	9,625
Liberty Oilfield Services, Inc. Class A	3,074	36,949
Oil States International, Inc. (a)	9,088	50,893
Smart Sand, Inc. (a)	617	1,123
Solaris Oilfield Infrastructure, Inc. Class A	428	3,895
Subsea 7 SA (a)	155	1,456
Tidewater, Inc. (a)	89	845
Tidewater, Inc. warrants 11/14/24 (a)	50	19
		178,296
Oil, Gas & Consumable Fuels - 6.7%
Alvopetro Energy Ltd. (a)	4,657	2,695
Baytex Energy Corp. (a)	13,387	7,956
Beach Energy Ltd.	4,064	5,109
Berry Petroleum Corp.	165	635
Birchcliff Energy Ltd.	17,941	30,305
Bonanza Creek Energy, Inc. (a)	2,885	59,604
Bonterra Energy Corp.	617	1,144
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	1,182	3,281
(Canada)	14,444	85,280
China Petroleum & Chemical Corp.:
(H Shares)	511,059	242,028
sponsored ADR (H Shares)	152	7,208
CNOOC Ltd.	1,090	1,066
ConocoPhillips Co.	4,730	189,342
CONSOL Energy, Inc. (a)	534	4,336
Delek U.S. Holdings, Inc.	1,987	37,276
Denbury, Inc. warrants 9/18/23 (a)	92	374
EQT Corp.	5,819	94,908
Equitrans Midstream Corp.	337	2,241
HollyFrontier Corp.	1,820	51,797
Imperial Oil Ltd.	1,824	34,704
International Seaways, Inc.	137	2,193
Marathon Oil Corp.	1,459	10,563
Motor Oil (HELLAS) Corinth Refineries SA	698	9,826
Murphy Oil Corp.	12,612	156,010
NACCO Industries, Inc. Class A	482	11,554
Oil & Natural Gas Corp. Ltd.	170,355	206,455
Oil India Ltd.	12	18
Ovintiv, Inc.	6,306	99,383
PDC Energy, Inc. (a)	1,892	41,075
Peyto Exploration & Development Corp.	21,608	59,649
QEP Resources, Inc.	4,492	12,802
S-Oil Corp.	27	1,646
San-Ai Oil Co. Ltd.	390	4,006
Seven Generations Energy Ltd. (a)	335	1,609
Sinopec Kantons Holdings Ltd.	14,943	5,223
Southwestern Energy Co. (a)	158,786	598,623
Star Petroleum Refining PCL	6,058	1,801
Thai Oil PCL (For. Reg.)	3,206	5,838
Total SA sponsored ADR	8,405	353,682
Tsakos Energy Navigation Ltd.	172	1,434
Unit Corp. warrants 9/3/27 (a)(c)	320	375
Whiting Petroleum Corp. warrants 9/1/24 (a)	880	1,223
World Fuel Services Corp.	631	19,302
		2,465,579

TOTAL ENERGY		2,643,875

FINANCIALS - 18.3%
Banks - 3.3%
Bar Harbor Bankshares	947	20,370
Camden National Corp.	101	3,793
Central Valley Community Bancorp	17	260
Citizens Financial Services, Inc.	34	1,906
Community Trust Bancorp, Inc.	90	3,281
Credit Agricole Atlantique Vendee	9	1,179
East West Bancorp, Inc.	3,311	198,461
F & M Bank Corp.	308	8,162
First Hawaiian, Inc.	270	6,278
Gunma Bank Ltd.	12,986	40,045
Hirogin Holdings, Inc.	2,467	14,320
NIBC Holding NV (b)	2,281	19,377
Nordea Bank ABP (Stockholm Stock Exchange)	69	559
OFG Bancorp	4,229	72,654
Ogaki Kyoritsu Bank Ltd.	100	1,891
San ju San Financial Group, Inc.	804	9,595
Sbanken ASA (b)	1,777	14,066
Shinsei Bank Ltd.	1,829	22,455
Sparebank 1 Oestlandet	2,509	29,175
Sumitomo Mitsui Financial Group, Inc.	7,950	246,993
Texas Capital Bancshares, Inc. (a)	818	49,260
The Keiyo Bank Ltd.	1,772	6,784
The San-In Godo Bank Ltd.	4,638	21,033
Unicaja Banco SA (b)	15,717	10,891
Van Lanschot NV (Bearer)	55	1,368
Wells Fargo & Co.	12,612	376,847
Yamaguchi Financial Group, Inc.	4,261	24,204
		1,205,207
Capital Markets - 0.5%
ABG Sundal Collier ASA	1,023	768
CI Financial Corp.	1,327	16,479
Diamond Hill Investment Group, Inc.	38	5,633
Franklin Resources, Inc.	111	2,918
GAMCO Investors, Inc. Class A	516	9,190
Goldman Sachs Group, Inc.	331	89,757
Lazard Ltd. Class A	1,119	46,103
		170,848
Consumer Finance - 5.4%
Aeon Credit Service (Asia) Co. Ltd.	25,992	17,365
Cash Converters International Ltd. (a)	36,676	6,867
Discover Financial Services	10,251	856,369
Navient Corp.	4,190	47,158
Santander Consumer U.S.A. Holdings, Inc.	3,285	72,599
Synchrony Financial	29,641	997,420
		1,997,778
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	1,368	94,556
Mizuho Leasing Co. Ltd.	492	15,242
NICE Holdings Co. Ltd.	633	10,018
Ricoh Leasing Co. Ltd.	2,395	70,424
Tokyo Century Corp.	2,975	240,284
		430,524
Insurance - 7.7%
AFLAC, Inc.	17,214	777,729
ASR Nederland NV	2,272	88,009
Db Insurance Co. Ltd.	3,635	119,608
Genworth Financial, Inc. Class A (a)	37,836	107,454
Hyundai Fire & Marine Insurance Co. Ltd.	1,326	23,594
Lincoln National Corp.	1,419	64,550
MetLife, Inc.	23,651	1,138,796
National Western Life Group, Inc.	56	10,080
NN Group NV	4,593	191,183
Power Corp. of Canada (sub. vtg.)	1,436	33,431
Principal Financial Group, Inc.	868	42,766
Prudential Financial, Inc.	858	67,164
Reinsurance Group of America, Inc.	1,579	165,874
Talanx AG	435	16,259
		2,846,497
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	2,388	16,666
Genworth MI Canada, Inc.	1,080	36,722
Genworth Mortgage Insurance Ltd.	11,061	19,274
Hingham Institution for Savings	28	6,139
		78,801

TOTAL FINANCIALS		6,729,655

HEALTH CARE - 21.4%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	1,262	193,502
Amgen, Inc.	4,336	1,046,840
Biogen, Inc. (a)	260	73,479
Cell Biotech Co. Ltd.	882	15,378
Essex Bio-Technology Ltd.	9,280	4,668
Gilead Sciences, Inc.	4,415	289,624
United Therapeutics Corp. (a)	5,518	903,959
		2,527,450
Health Care Equipment & Supplies - 0.5%
A&T Corp.	105	1,780
Fukuda Denshi Co. Ltd.	1,549	119,046
Medikit Co. Ltd.	210	6,375
Meridian Bioscience, Inc. (a)	107	2,365
Nakanishi, Inc.	559	10,695
Paramount Bed Holdings Co. Ltd.	220	9,630
St.Shine Optical Co. Ltd.	2,026	19,239
Value Added Technology Co. Ltd.	419	9,179
Vieworks Co. Ltd.	56	1,625
		179,934
Health Care Providers & Services - 12.7%
Anthem, Inc.	7,252	2,153,685
Centene Corp. (a)	244	14,713
CVS Health Corp.	10,248	734,269
EBOS Group Ltd.	1,123	23,096
Humana, Inc.	1,183	453,219
Laboratory Corp. of America Holdings (a)	1,262	288,884
MEDNAX, Inc. (a)	144	3,927
Saint-Care Holding Corp.	849	7,652
Sigma Healthcare Ltd. (a)	17,099	8,625
Tokai Corp.	965	18,490
Uchiyama Holdings Co. Ltd.	1,706	5,652
UnitedHealth Group, Inc.	2,365	788,917
Universal Health Services, Inc. Class B	1,451	180,911
		4,682,040
Health Care Technology - 0.1%
Certara, Inc.	137	4,716
Pharmagest Interactive	232	32,321
Schrodinger, Inc.	126	11,382
		48,419
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	104	21,196
Pharmaceuticals - 1.1%
Apex Healthcare Bhd	8,041	6,683
Biofermin Pharmaceutical Co. Ltd.	330	7,845
Bristol-Myers Squibb Co.	1,577	96,875
Daito Pharmaceutical Co. Ltd.	649	23,018
Dawnrays Pharmaceutical Holdings Ltd.	64,252	9,945
DongKook Pharmaceutical Co. Ltd.	570	15,876
Genomma Lab Internacional SA de CV (a)	6,914	7,080
Jazz Pharmaceuticals PLC (a)	739	114,915
Korea United Pharm, Inc.	115	5,033
Lee's Pharmaceutical Holdings Ltd.	26,309	16,559
Luye Pharma Group Ltd. (b)	10,874	5,456
Nippon Chemiphar Co. Ltd.	183	3,901
PT Tempo Scan Pacific Tbk	300	29
Sanofi SA sponsored ADR	500	23,605
Taro Pharmaceutical Industries Ltd. (a)	795	59,418
Towa Pharmaceutical Co. Ltd.	1,029	20,561
Vetoquinol SA	7	732
Vivimed Labs Ltd. (a)	200	44
		417,575

TOTAL HEALTH CARE		7,876,614

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	369	58,055
Magellan Aerospace Corp.	634	4,467
Moog, Inc. Class A	38	2,807
SIFCO Industries, Inc. (a)	25	207
The Lisi Group	3	69
Vectrus, Inc. (a)	132	6,785
		72,390
Air Freight & Logistics - 0.1%
AIT Corp.	2,131	19,897
CTI Logistics Ltd. (a)	304	158
Hub Group, Inc. Class A (a)	26	1,368
Onelogix Group Ltd. (a)	2,727	360
SBS Co. Ltd.	609	13,977
		35,760
Building Products - 0.2%
Apogee Enterprises, Inc.	130	4,563
InnoTec TSS AG	33	408
KVK Corp.	109	1,947
Nihon Dengi Co. Ltd.	844	32,029
Nihon Flush Co. Ltd.	948	11,648
Noda Corp.	1,158	7,551
Sekisui Jushi Corp.	1,817	35,127
		93,273
Commercial Services & Supplies - 0.2%
Asia File Corp. Bhd (a)	17,831	9,528
Civeo Corp. (a)	580	8,056
Loomis AB (B Shares)	260	6,671
Matsuda Sangyo Co. Ltd.	374	6,409
Mitie Group PLC	8,937	5,878
Secom Joshinetsu Co. Ltd.	45	1,626
VSE Corp.	1,018	35,223
		73,391
Construction & Engineering - 0.7%
Arcadis NV	2,273	79,718
Boustead Projs. Pte Ltd.	8,376	6,368
Boustead Singapore Ltd.	27,440	18,281
Dai-Dan Co. Ltd.	107	2,901
Geumhwa PSC Co. Ltd.	1	25
Hokuriku Electrical Construction Co. Ltd.	422	4,871
Kawasaki Setsubi Kogyo Co. Ltd.	383	1,814
Meisei Industrial Co. Ltd.	1,503	11,235
Mirait Holdings Corp.	109	1,738
Nippon Rietec Co. Ltd.	2,385	52,598
Raiznext Corp.	4,426	48,847
Seikitokyu Kogyo Co. Ltd.	1,337	10,250
Shinnihon Corp.	100	797
Sumitomo Densetsu Co. Ltd.	459	11,301
Totetsu Kogyo Co. Ltd.	568	14,560
Watanabe Sato Co. Ltd.	78	1,888
		267,192
Electrical Equipment - 0.7%
Acuity Brands, Inc.	1,341	161,242
Aichi Electric Co. Ltd.	100	2,492
AQ Group AB	2,048	55,757
Canare Electric Co. Ltd.	258	4,362
Hammond Power Solutions, Inc. Class A	771	5,547
Iwabuchi Corp.	20	1,098
Sensata Technologies, Inc. PLC (a)	257	14,007
Terasaki Electric Co. Ltd.	170	1,797
		246,302
Industrial Conglomerates - 0.1%
Lifco AB	142	13,076
Mytilineos SA	2,061	30,164
Reunert Ltd.	205	516
		43,756
Machinery - 0.8%
Conrad Industries, Inc. (a)	1	12
Crane Co.	45	3,406
Daihatsu Diesel Manufacturing Co. Ltd.	900	3,531
Daiwa Industries Ltd.	2,697	26,649
Estic Corp.	221	9,547
Fujimak Corp.	1,914	13,577
Fukushima Industries Corp.	262	10,843
Haitian International Holdings Ltd.	10,341	37,412
Hillenbrand, Inc.	78	3,206
Hokuetsu Industries Co. Ltd.	320	3,171
Hosokawa Micron Corp.	212	12,488
Hy-Lok Corp.	413	5,207
Ihara Science Corp.	463	7,833
Koike Sanso Kogyo Co. Ltd.	72	1,699
Krones AG	22	1,823
Nakanishi Manufacturing Co. Ltd.	536	5,122
Nansin Co. Ltd.	628	3,459
Park-Ohio Holdings Corp.	102	2,875
Sakura Rubber Co. Ltd.	100	3,914
Sansei Co. Ltd.	2,505	12,340
Semperit AG Holding (a)	688	21,583
SIMPAC, Inc.	5,408	13,008
Snap-On, Inc.	65	11,699
Teikoku Sen-I Co. Ltd.	1,337	29,064
The Hanshin Diesel Works Ltd.	78	1,363
TK Group Holdings Ltd.	83,764	31,223
Tocalo Co. Ltd.	936	12,743
Yamada Corp.	171	3,920
		292,717
Marine - 0.2%
Japan Transcity Corp.	3,229	16,123
SITC International Holdings Co. Ltd.	19,166	44,051
		60,174
Professional Services - 0.7%
ABIST Co. Ltd.	611	17,109
Akka Technologies SA (a)	1,567	43,833
Altech Corp.	537	10,643
Benext Group, Inc.	255	3,004
Bertrandt AG	469	24,616
Career Design Center Co. Ltd.	403	3,424
en-japan, Inc.	607	17,385
Gakujo Co. Ltd.	278	3,429
Hays PLC (a)	1,620	3,125
JAC Recruitment Co. Ltd.	677	12,028
Kelly Services, Inc. Class A (non-vtg.)	130	2,538
McMillan Shakespeare Ltd.	5,914	57,311
NOMURA Co. Ltd.	533	3,852
Quick Co. Ltd.	699	7,621
Robert Half International, Inc.	236	15,930
SHL-JAPAN Ltd.	449	10,695
TrueBlue, Inc. (a)	431	8,012
WDB Holdings Co. Ltd.	338	8,422
		252,977
Road & Rail - 0.7%
Autohellas SA	6,085	40,614
Daqin Railway Co. Ltd. (A Shares)	95,871	95,010
Hamakyorex Co. Ltd.	479	13,971
Higashi Twenty One Co. Ltd.	186	1,110
NANSO Transport Co. Ltd.	356	4,109
Nikkon Holdings Co. Ltd.	1,047	21,051
Ryder System, Inc.	52	3,255
SENKO Co. Ltd.	1,631	15,120
Shin-Keisei Electric Railway Co. Ltd.	75	1,587
STEF-TFE Group	422	38,409
Tohbu Network Co. Ltd.	278	2,444
Utoc Corp.	3,630	16,253
		252,933
Trading Companies & Distributors - 4.6%
Bergman & Beving AB (B Shares)	1,445	17,327
Canox Corp.	1,394	8,118
Chori Co. Ltd.	3,108	45,220
Daiichi Jitsugyo Co. Ltd.	52	2,053
Green Cross Co. Ltd.	1,200	10,918
Hanwa Co. Ltd.	455	11,728
HERIGE (a)	169	6,030
Houston Wire & Cable Co. (a)	3,749	12,522
Howden Joinery Group PLC (a)	636	5,856
iMarketKorea, Inc.	7	52
Itochu Corp.	42,021	1,202,520
Kamei Corp.	4,810	54,830
Lumax International Corp. Ltd.	4,164	9,678
Meiwa Corp.	1,600	6,813
Mitani Shoji Co. Ltd.	1,514	98,144
Mitsubishi Corp.	3,202	80,933
Momentum Group AB Class B (a)	1,324	23,069
MSC Industrial Direct Co., Inc. Class A	53	4,111
Narasaki Sangyo Co. Ltd.	89	1,883
Nishikawa Keisoku Co. Ltd.	37	1,678
Pla Matels Corp.	901	6,589
Rasa Corp.	541	4,623
Sanyo Trading Co. Ltd.	520	4,820
Shinsho Corp.	250	4,239
Totech Corp.	249	6,506
Yamazen Co. Ltd.	176	1,648
Yuasa Trading Co. Ltd.	1,600	50,026
		1,681,934
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	7,299	4,604
Isewan Terminal Service Co. Ltd.	677	4,608
Meiko Transportation Co. Ltd.	148	1,625
Qingdao Port International Co. Ltd. (H Shares) (b)	41,174	23,791
		34,628

TOTAL INDUSTRIALS		3,407,427

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	357	69,954
HF Co. (a)	651	4,187
		74,141
Electronic Equipment & Components - 0.8%
Avnet, Inc.	309	10,911
Daido Signal Co. Ltd.	848	4,688
Elematec Corp.	1,942	18,392
HAGIAWARA ELECTRIC Co. Ltd.	877	22,179
Kingboard Chemical Holdings Ltd.	18,279	74,854
Lacroix SA	163	6,211
Makus, Inc.	890	4,130
PAX Global Technology Ltd.	21,606	21,235
Redington India Ltd.	10,834	20,074
Riken Kieki Co. Ltd.	1,263	36,101
Simplo Technology Co. Ltd.	3,213	41,408
SYNNEX Corp.	151	12,325
Thinking Electronic Industries Co. Ltd.	3,609	22,547
		295,055
IT Services - 3.5%
Amdocs Ltd.	2,996	211,578
Avant Corp.	676	8,900
Cielo SA	8,843	6,643
Concentrix Corp. (a)	143	15,290
Dimerco Data System Corp.	1,115	2,269
DTS Corp.	1,289	27,406
E-Credible Co. Ltd.	595	11,731
eClerx Services Ltd.	287	3,892
Enea Data AB (a)	485	13,901
Estore Corp.	662	14,890
Future Corp.	1,817	30,444
IFIS Japan Ltd.	254	1,729
Korea Information & Communication Co. Ltd. (a)	936	7,114
Neurones	7	200
Nice Information & Telecom, Inc.	394	9,723
Persistent Systems Ltd.	1,029	21,527
Sopra Steria Group	1,039	172,614
TDC Soft, Inc.	293	2,691
Tessi SA (a)(d)	461	67,134
The Western Union Co.	29,954	667,076
		1,296,752
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	34	386
Miraial Co. Ltd.	1,346	14,071
Phison Electronics Corp.	1,512	20,458
		34,915
Software - 0.3%
Birlasoft Ltd.	4,066	13,963
Cresco Ltd.	320	3,883
Ebix, Inc.	328	17,079
InfoVine Co. Ltd.	43	767
Jastec Co. Ltd.	303	3,431
KPIT Engineering Ltd.	3,090	6,056
KSK Co., Ltd.	373	7,941
Qualtrics International, Inc.	200	8,800
Sinosoft Tech Group Ltd. (a)	9,956	1,888
System Research Co. Ltd.	291	4,778
Toho System Science Co. Ltd.	202	1,809
Uchida Esco Co. Ltd.	596	16,444
Zensar Technologies Ltd.	4,943	15,994
		102,833
Technology Hardware, Storage & Peripherals - 1.4%
Elecom Co. Ltd.	101	4,787
HP, Inc.	20,495	498,848
MCJ Co. Ltd.	1,182	11,318
		514,953

TOTAL INFORMATION TECHNOLOGY		2,318,649

MATERIALS - 3.7%
Chemicals - 2.4%
Air Water, Inc.	260	4,202
C. Uyemura & Co. Ltd.	447	33,585
Cabot Corp.	65	2,854
Celanese Corp. Class A	72	8,795
Chokwang Paint Ltd.	34	186
Daishin-Chemical Co. Ltd.	603	8,474
Fuso Chemical Co. Ltd.	459	16,236
Green Chemical Co. Ltd.	40	486
Isamu Paint Co. Ltd.	52	1,690
K+S AG	316	3,578
Koatsu Gas Kogyo Co. Ltd.	537	3,845
Kuriyama Holdings Corp.	650	4,052
Nippon Soda Co. Ltd.	410	11,731
NOF Corp.	632	30,350
Nutrien Ltd.	43	2,118
Scientex Bhd	28,200	27,834
Scientex Bhd warrants 1/14/26 (a)	1,880	419
T&K Toka Co. Ltd.	963	7,741
Tae Kyung Industrial Co. Ltd.	1,551	7,433
The Mosaic Co.	23,806	618,004
Toho Acetylene Co. Ltd.	509	6,866
Westlake Chemical Corp.	76	5,811
Yara International ASA	1,566	73,222
Yip's Chemical Holdings Ltd.	8,343	3,228
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	5,083	12,703
		895,443
Construction Materials - 0.1%
Buzzi Unicem SpA	836	20,625
Ibstock PLC (a)(b)	766	2,166
Mitani Sekisan Co. Ltd.	568	25,405
Yotai Refractories Co. Ltd.	588	4,805
		53,001
Containers & Packaging - 0.5%
Mayr-Melnhof Karton AG	360	71,561
Packaging Corp. of America	273	36,708
The Pack Corp.	200	4,859
WestRock Co.	1,304	54,025
		167,153
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (a)	618	13,343
Castings PLC	51	266
Chubu Steel Plate Co. Ltd.	1,262	8,699
CI Resources Ltd. (a)	16	11
CK-SAN-ETSU Co. Ltd.	325	11,760
Compania de Minas Buenaventura SA sponsored ADR (a)	980	9,976
Mount Gibson Iron Ltd.	68,831	44,713
Pacific Metals Co. Ltd.	1,246	25,611
Perenti Global Ltd.	50,249	49,924
Rio Tinto PLC sponsored ADR	232	17,729
St Barbara Ltd.	23,130	39,066
Teck Resources Ltd. Class B (sub. vtg.)	1,213	22,159
Warrior Metropolitan Coal, Inc.	405	9,323
		252,580

TOTAL MATERIALS		1,368,177

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. (a)	127	18,569
Nisshin Group Holdings Co.	6,946	27,321
Open House Co. Ltd.	247	9,951
		55,841
UTILITIES - 3.1%
Electric Utilities - 2.6%
EVN AG	92	2,153
Exelon Corp.	1,682	69,904
Fjordkraft Holding ASA (b)	1,137	9,703
Holding Co. ADMIE IPTO SA	17	49
PG&E Corp. (a)	43,562	497,914
PPL Corp.	14,189	392,610
Public Power Corp. of Greece (a)	17	146
		972,479
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	296	14,266
China Resource Gas Group Ltd.	4,301	21,524
GAIL India Ltd.	35,519	61,083
Hokuriku Gas Co.	164	4,854
Seoul City Gas Co. Ltd.	228	18,144
Towngas China Co. Ltd.	12,220	5,233
YESCO Co. Ltd.	541	16,785
		141,889
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	2,096	44,205
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	300	91

TOTAL UTILITIES		1,158,664

TOTAL COMMON STOCKS
(Cost $30,575,785)		36,621,132

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	25	1,736
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	265	5,584
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	88

TOTAL INDUSTRIALS		5,672

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	1,320	15,749
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,639)		23,157

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.09% (e)	153,579	153,610
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	18,646	18,648
TOTAL MONEY MARKET FUNDS
(Cost $172,258)		172,258
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $30,768,682)		36,816,547
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(36,167)
NET ASSETS - 100%		$36,780,380

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,508 or 0.3% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$626
Fidelity Securities Lending Cash Central Fund	391
Total	$1,017

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,118,604	$2,035,129	$83,475	$--
Consumer Discretionary	7,559,066	7,556,660	2,406	--
Consumer Staples	1,386,296	1,386,279	--	17
Energy	2,643,875	2,400,406	243,094	375
Financials	6,729,655	6,482,103	247,552	--
Health Care	7,876,614	7,876,614	--	--
Industrials	3,413,099	3,412,223	876	--
Information Technology	2,318,649	2,318,649	--	--
Materials	1,368,177	1,368,177	--	--
Real Estate	55,841	55,841	--	--
Utilities	1,174,413	1,174,413	--	--
Money Market Funds	172,258	172,258	--	--
Total Investments in Securities:	$36,816,547	$36,238,752	$577,403	$392

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.7%
Japan	13.3%
Korea (South)	3.1%
United Kingdom	2.9%
France	2.3%
Canada	1.8%
China	1.6%
Cayman Islands	1.4%
Netherlands	1.1%
Bermuda	1.1%
India	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,786) — See accompanying schedule: Unaffiliated issuers (cost $30,596,424)	$36,644,289
Fidelity Central Funds (cost $172,258)	172,258
Total Investment in Securities (cost $30,768,682)		$36,816,547
Cash		18,481
Foreign currency held at value (cost $1,549)		1,543
Receivable for fund shares sold		25,696
Dividends receivable		39,076
Distributions receivable from Fidelity Central Funds		158
Other receivables		63
Total assets		36,901,564
Liabilities
Payable for investments purchased	$96,343
Payable for fund shares redeemed	2,319
Other payables and accrued expenses	3,886
Collateral on securities loaned	18,636
Total liabilities		121,184
Net Assets		$36,780,380
Net Assets consist of:
Paid in capital		$26,127,521
Total accumulated earnings (loss)		10,652,859
Net Assets		$36,780,380
Net Asset Value, offering price and redemption price per share ($36,780,380 ÷ 2,372,090 shares)		$15.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$303,247
Income from Fidelity Central Funds (including $391 from security lending)		1,017
Total income		304,264
Expenses
Independent trustees' fees and expenses	$66
Miscellaneous	28
Total expenses		94
Net investment income (loss)		304,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,126,979
Fidelity Central Funds	119
Foreign currency transactions	440
Total net realized gain (loss)		5,127,538
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,884)	5,830,259
Fidelity Central Funds	(249)
Assets and liabilities in foreign currencies	(469)
Total change in net unrealized appreciation (depreciation)		5,829,541
Net gain (loss)		10,957,079
Net increase (decrease) in net assets resulting from operations		$11,261,249

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$304,170	$423,997
Net realized gain (loss)	5,127,538	(343,193)
Change in net unrealized appreciation (depreciation)	5,829,541	284,356
Net increase (decrease) in net assets resulting from operations	11,261,249	365,160
Distributions to shareholders	(597,794)	(475,154)
Share transactions
Proceeds from sales of shares	9,745,524	17,387,666
Reinvestment of distributions	597,794	475,154
Cost of shares redeemed	(8,702,242)	(9,731,174)
Net increase (decrease) in net assets resulting from share transactions	1,641,076	8,131,646
Total increase (decrease) in net assets	12,304,531	8,021,652
Net Assets
Beginning of period	24,475,849	16,454,197
End of period	$36,780,380	$24,475,849
Other Information
Shares
Sold	793,562	1,657,408
Issued in reinvestment of distributions	48,525	41,842
Redeemed	(728,806)	(907,259)
Net increase (decrease)	113,281	791,991

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$11.22	$12.26	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.30	.26	.08
Net realized and unrealized gain (loss)	4.79	(.25)	(1.01)	1.34	.76
Total from investment operations	4.92	.01	(.71)	1.60	.84
Distributions from net investment income	(.25)	(.28)	(.28)	(.13)	–
Distributions from net realized gain	–	(.11)	(.05)	(.05)	–
Total distributions	(.25)	(.39)	(.33)	(.18)	–
Net asset value, end of period	$15.51	$10.84	$11.22	$12.26	$10.84
Total ReturnC,D	46.00%	(.07)%	(5.84)%	14.86%	8.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	.01%	- %H	- %H	- %G,H
Expenses net of fee waivers, if anyH	- %G	-%	-%	-%	- %G
Expenses net of all reductionsH	- %G	-%	-%	-%	- %G
Net investment income (loss)	2.11%G	2.45%	2.56%	2.21%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$36,780	$24,476	$16,454	$30,637	$8,025
Portfolio turnover rateI	77%G	33%	27%	6%	9%J

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Flex Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,402,723
Gross unrealized depreciation	(1,396,269)
Net unrealized appreciation (depreciation)	$6,006,454
Tax cost	$30,810,093

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(176,387)
Long-term	(229,422)
Total capital loss carryforward	$(405,809)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Intrinsic Opportunities Fund	14,392,402	10,631,316

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Intrinsic Opportunities Fund	$239

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $255,832 and $140,908, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Intrinsic Opportunities Fund	$28

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Intrinsic Opportunities Fund	$–	$–

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Flex Intrinsic Opportunities Fund	- %-C
Actual		$1,000.00	$1,460.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex Intrinsic Opportunities Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

ZTO-SANN-0321
1.9881590.103

Fidelity® Low-Priced Stock K6 Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
UnitedHealth Group, Inc.	4.5
Next PLC	3.4
Metro, Inc. Class A (sub. vtg.)	3.0
Ross Stores, Inc.	3.0
Seagate Technology LLC	2.5
AutoZone, Inc.	2.4
MetLife, Inc.	2.3
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2.1
Monster Beverage Corp.	2.0
Amgen, Inc.	1.9
27.1

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Consumer Discretionary	24.4
Information Technology	15.7
Financials	13.2
Consumer Staples	11.8
Health Care	11.4

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments - 41.7%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	2,200	$120,450
Entertainment - 0.0%
Cinemark Holdings, Inc.	21,900	443,256
Interactive Media & Services - 0.1%
QuinStreet, Inc. (a)	11,300	239,221
XLMedia PLC (a)	7,259	3,406
Z Holdings Corp.	77,833	483,294
		725,921
Media - 1.6%
AMC Networks, Inc. Class A (a)(b)	26,406	1,304,985
Comcast Corp. Class A	128,137	6,351,751
Corus Entertainment, Inc. Class B (non-vtg.)	42,683	158,215
Discovery Communications, Inc.:
Class A (a)(b)	233,150	9,657,073
Class C (non-vtg.) (a)	60,975	2,135,954
DISH Network Corp. Class A (a)	5,000	145,100
Gray Television, Inc. (a)	9,600	163,680
Hyundai HCN	211,755	672,154
Intage Holdings, Inc.	240,873	2,702,046
MSG Network, Inc. Class A (a)(b)	34,858	601,998
Nexstar Broadcasting Group, Inc. Class A	4,240	481,961
Nordic Entertainment Group AB Class B	23	1,204
Pico Far East Holdings Ltd.	1,791,252	291,101
Proto Corp.	14,470	141,737
Reach PLC (a)	202	531
RKB Mainichi Broadcasting Corp.	2,836	162,452
Saga Communications, Inc. Class A	30,721	691,223
Sky Network Television Ltd. (a)	1,940,475	228,686
TechTarget, Inc. (a)	11,620	868,014
Tegna, Inc.	80,772	1,294,775
The New York Times Co. Class A	9,556	473,882
TOW Co. Ltd.	266,472	684,338
TVA Group, Inc. Class B (non-vtg.) (a)	207,367	340,544
ViacomCBS, Inc. Class B	74,313	3,604,181
WOWOW INC.	13,255	359,642
		33,517,227
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	26	1,159

TOTAL COMMUNICATION SERVICES		34,808,013

CONSUMER DISCRETIONARY - 24.4%
Auto Components - 1.5%
Adient PLC (a)	86,429	2,790,792
ASTI Corp.	13,052	182,051
Cooper-Standard Holding, Inc. (a)	19,100	582,741
DaikyoNishikawa Corp.	19,405	143,576
ElringKlinger AG (a)(b)	50,838	958,732
G-Tekt Corp.	11,647	162,899
Gentex Corp.	155,377	5,135,210
GUD Holdings Ltd.	17,309	157,815
Hi-Lex Corp.	111,147	1,580,007
Lear Corp.	38,030	5,733,403
Linamar Corp.	20,114	1,026,817
Motonic Corp.	160,181	1,876,243
Murakami Corp.	67,193	1,641,576
Nippon Seiki Co. Ltd.	216,914	2,667,289
Piolax, Inc.	149,585	2,173,549
S&T Holdings Co. Ltd.	68,802	962,769
Samsung Climate Control Co. Ltd.	28,201	204,752
SJM Co. Ltd.	50	180
Strattec Security Corp.	28,426	1,556,324
Sungwoo Hitech Co. Ltd.	195,830	1,299,241
TBK Co. Ltd.	55,577	232,400
Yachiyo Industry Co. Ltd. (a)	65,252	376,891
Yutaka Giken Co. Ltd.	74,030	1,166,161
		32,611,418
Automobiles - 0.0%
Isuzu Motors Ltd.	24,428	233,214
Kabe Husvagnar AB (B Shares)	20,137	375,929
Stellantis NV	1	15
		609,158
Distributors - 0.1%
Arata Corp.	6,676	293,503
Central Automotive Products Ltd.	4,563	112,959
LKQ Corp. (a)	8,200	287,738
Nakayamafuku Co. Ltd.	39,946	216,996
PALTAC Corp.	2,629	136,790
SPK Corp.	37,225	444,234
Uni-Select, Inc.	95,342	506,254
		1,998,474
Diversified Consumer Services - 0.1%
Clip Corp.	15,820	129,587
Cross-Harbour Holdings Ltd.	167,031	283,080
Step Co. Ltd.	64,504	944,667
YDUQS Participacoes SA	21,600	132,449
		1,489,783
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp. (b)	6,568	121,639
Brinker International, Inc.	17,071	1,005,140
Curves Holdings Co. Ltd.	19,912	158,353
Flanigans Enterprises, Inc. (a)	7,004	163,683
Hiday Hidaka Corp.	104,602	1,751,605
Ibersol SGPS SA (a)	66,460	393,584
J.D. Weatherspoon PLC (a)	14,100	222,363
Koshidaka Holdings Co. Ltd.	19,912	79,272
NeoGames SA	1,800	52,074
Ruth's Hospitality Group, Inc.	9,600	174,624
Sportscene Group, Inc. Class A	39,801	131,347
The Monogatari Corp.	3,842	424,016
The Restaurant Group PLC (a)	1,217,458	1,139,312
		5,817,012
Household Durables - 4.9%
Barratt Developments PLC (a)	4,359,295	38,154,809
Bellway PLC	267,917	10,113,232
D.R. Horton, Inc.	74,900	5,752,320
Dorel Industries, Inc. Class B (sub. vtg.) (a)	122,945	1,428,710
Emak SpA (a)	319,562	463,039
First Juken Co. Ltd.	84,374	852,238
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	93,300	817,205
Hamilton Beach Brands Holding Co.:
Class A	13,607	261,118
Class B	2,326	44,636
Helen of Troy Ltd. (a)	59,793	14,604,440
Henry Boot PLC	163,215	608,271
Lennar Corp. Class A	4,500	374,175
M/I Homes, Inc. (a)	74,524	3,679,250
Mohawk Industries, Inc. (a)	118,418	17,004,825
Q.E.P. Co., Inc.	685	17,728
Sanei Architecture Planning Co. Ltd.	72,715	1,216,950
Taylor Morrison Home Corp. (a)	90,101	2,340,824
Tempur Sealy International, Inc. (a)	17,500	462,000
Token Corp.	49,912	3,874,023
Toll Brothers, Inc.	2,200	112,420
TopBuild Corp. (a)	1,212	242,339
TRI Pointe Homes, Inc. (a)	16,200	327,240
Whirlpool Corp.	1,000	185,090
ZAGG, Inc. (a)	384	1,597
		102,938,479
Internet & Direct Marketing Retail - 0.3%
Aucnet, Inc.	11,299	141,420
Belluna Co. Ltd.	485,063	5,325,528
Dustin Group AB (c)	23,474	223,046
Moneysupermarket.com Group PLC	31,464	115,536
Qurate Retail, Inc. Series A	20,000	252,000
Secoo Holding Ltd. ADR (a)	172	459
		6,057,989
Leisure Products - 0.0%
Mars Group Holdings Corp.	33,281	483,590
Miroku Corp.	10,218	151,887
		635,477
Multiline Retail - 3.9%
Big Lots, Inc. (b)	129,439	7,724,920
Lifestyle China Group Ltd. (a)	1,334,830	208,318
Lifestyle International Holdings Ltd. (a)	1,565,253	1,114,397
Next PLC	686,000	72,656,040
Ryohin Keikaku Co. Ltd.	4	96
		81,703,771
Specialty Retail - 11.6%
AT-Group Co. Ltd.	79,719	1,103,562
AutoNation, Inc. (a)	13,862	988,083
AutoZone, Inc. (a)	45,901	51,334,301
Bed Bath & Beyond, Inc. (b)	772,444	27,290,447
Best Buy Co., Inc.	182,624	19,873,144
BMTC Group, Inc.	235,919	2,005,427
Bonia Corp. Bhd	54	11
Buffalo Co. Ltd.	5,778	65,588
Burlington Stores, Inc. (a)	1,381	343,731
Delek Automotive Systems Ltd.	53,673	536,934
Dick's Sporting Goods, Inc.	5,300	355,153
Foot Locker, Inc.	264,308	11,581,977
Genesco, Inc. (a)	56,414	2,189,427
Goldlion Holdings Ltd.	1,597,411	325,529
Guess?, Inc.	297,702	6,912,640
Hibbett Sports, Inc. (a)	8,085	456,398
Hour Glass Ltd.	1,130,542	668,078
IA Group Corp.	6,999	225,516
JD Sports Fashion PLC	497,300	5,089,876
Jumbo SA	591,356	9,293,439
K's Holdings Corp.	89,000	1,205,700
Ku Holdings Co. Ltd.	65,455	508,043
Leon's Furniture Ltd.	17,563	282,931
Mr. Bricolage SA (a)	51,857	626,164
Murphy U.S.A., Inc.	2,300	286,511
Nafco Co. Ltd.	116,726	2,202,020
Ross Stores, Inc.	560,055	62,328,521
Sally Beauty Holdings, Inc. (a)	514,799	7,773,465
T-Gaia Corp.	9	168
The Buckle, Inc. (b)	364,957	14,350,109
Urban Outfitters, Inc. (a)	147,446	4,044,444
USS Co. Ltd.	242,742	4,773,961
Williams-Sonoma, Inc.	43,381	5,592,679
		244,613,977
Textiles, Apparel & Luxury Goods - 1.7%
Best Pacific International Holdings Ltd.	388,167	71,092
Capri Holdings Ltd. (a)	205,794	8,573,378
CRG, Inc. Bhd (a)(d)	200	4
Deckers Outdoor Corp. (a)	2,351	686,445
Dr. Martens Ltd. (a)	101,000	622,733
Embry Holdings Ltd.	127,813	16,980
Fossil Group, Inc. (a)	292,596	4,242,642
G-III Apparel Group Ltd. (a)	38,500	1,041,040
Gildan Activewear, Inc.	547,209	13,672,201
Handsome Co. Ltd.	89,900	2,499,924
JLM Couture, Inc. (a)	9,668	21,753
Kontoor Brands, Inc. (b)	5,018	181,250
McRae Industries, Inc.	1,687	37,958
Movado Group, Inc.	3,900	80,574
Steven Madden Ltd.	3,900	131,040
Sun Hing Vision Group Holdings Ltd.	1,192,634	201,509
Tapestry, Inc.	31,985	1,011,366
Ted Baker PLC (a)	336,766	465,573
Texwinca Holdings Ltd.	3,563,042	703,119
Victory City International Holdings Ltd. (a)	45,017,998	319,349
Youngone Corp.	25,264	799,672
Youngone Holdings Co. Ltd.	19	647
Yue Yuen Industrial (Holdings) Ltd.	109,279	238,481
		35,618,730

TOTAL CONSUMER DISCRETIONARY		514,094,268

CONSUMER STAPLES - 11.8%
Beverages - 2.3%
A.G. Barr PLC (a)	200,898	1,348,776
Britvic PLC	498,660	5,090,131
Jinro Distillers Co. Ltd.	1,990	54,092
Monster Beverage Corp. (a)	478,374	41,537,214
Olvi PLC (A Shares)	3,978	212,410
Spritzer Bhd	288,800	132,166
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	329,859
		48,704,648
Food & Staples Retailing - 7.9%
Amsterdam Commodities NV	10,474	259,299
Aoki Super Co. Ltd.	7,085	192,437
Belc Co. Ltd.	122,884	6,933,452
BJ's Wholesale Club Holdings, Inc. (a)	10,000	420,700
Casey's General Stores, Inc.	884	165,732
Cosmos Pharmaceutical Corp.	123,800	18,887,050
Create SD Holdings Co. Ltd.	317,153	10,294,718
Daikokutenbussan Co. Ltd.	27,055	1,441,280
Dong Suh Companies, Inc.	31,200	860,630
Genky DrugStores Co. Ltd.	53,315	1,931,648
Halows Co. Ltd.	98,112	3,044,193
Kroger Co.	8,200	282,900
Kusuri No Aoki Holdings Co. Ltd.	39,220	3,212,636
MARR SpA	9,100	189,724
McColl's Retail Group PLC (a)	107,755	39,125
Metro, Inc. Class A (sub. vtg.)	1,455,000	62,899,238
Naked Wines PLC	41,027	403,048
North West Co., Inc.	6,786	171,779
Qol Holdings Co. Ltd.	150,454	1,647,532
Sprouts Farmers Market LLC (a)	1,900	43,035
Sundrug Co. Ltd.	226,841	8,998,275
Total Produce PLC	649,842	1,151,379
United Natural Foods, Inc. (a)(b)	40,485	1,096,334
Valor Holdings Co. Ltd.	18,609	440,242
Walgreens Boots Alliance, Inc.	727,652	36,564,513
Yaoko Co. Ltd.	56,785	3,724,406
		165,295,305
Food Products - 1.4%
Carr's Group PLC	134,332	248,474
Cranswick PLC	32,388	1,515,011
Darling Ingredients, Inc. (a)	4,100	254,241
Food Empire Holdings Ltd.	2,949,387	1,609,685
Fresh Del Monte Produce, Inc.	303,009	7,414,630
Inghams Group Ltd.	73,573	184,991
Ingredion, Inc.	54,849	4,139,454
Kaveri Seed Co. Ltd.	4,300	32,223
Laird Superfood, Inc.	400	17,336
Lassonde Industries, Inc. Class A (sub. vtg.)	1,119	152,438
Mitsui Sugar Co. Ltd.	25,595	453,768
Namyang Dairy Products Co. Ltd.	631	161,927
Origin Enterprises PLC	559,480	2,223,584
Pacific Andes International Holdings Ltd. (a)(d)	3,104,000	29,225
Pacific Andes Resources Development Ltd. (a)(d)	176,886	1,465
Pickles Corp.	7,284	253,822
Rocky Mountain Chocolate Factory, Inc.	32,264	137,445
S Foods, Inc.	26,632	884,809
Seaboard Corp.	2,800	8,809,388
Thai President Foods PCL	37,210	238,079
Tyson Foods, Inc. Class A	4,000	257,240
Ulker Biskuvi Sanayi A/S (a)	4	12
		29,019,247
Personal Products - 0.1%
Hengan International Group Co. Ltd.	34,920	250,643
Sarantis SA	240,946	2,652,068
		2,902,711
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	98	39,008
Scandinavian Tobacco Group A/S (c)	124,634	2,263,447
		2,302,455

TOTAL CONSUMER STAPLES		248,224,366

ENERGY - 3.8%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	98,817	46,366
Bristow Group, Inc. (a)	12,300	297,783
Cactus, Inc.	5,200	136,240
Cathedral Energy Services Ltd. (a)	80,000	10,010
Championx Corp. (a)	39,220	599,674
Geospace Technologies Corp. (a)	53,991	440,027
Helix Energy Solutions Group, Inc. (a)(b)	42,127	173,563
John Wood Group PLC	58,576	235,156
KS Energy Services Ltd. (a)(d)	810,548	7,932
Liberty Oilfield Services, Inc. Class A	300,953	3,617,455
Oil States International, Inc. (a)	217,926	1,220,386
PHX Energy Services Corp.	94,894	185,521
Smart Sand, Inc. (a)	19,500	35,490
Solaris Oilfield Infrastructure, Inc. Class A	8,896	80,954
Tidewater, Inc. warrants 11/14/24 (a)	2,854	1,085
Total Energy Services, Inc.	122,757	297,593
		7,385,235
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	7,889	190,993
Beach Energy Ltd.	1,118,020	1,405,565
Berry Petroleum Corp.	124,214	478,224
Bonanza Creek Energy, Inc. (a)	111,184	2,297,061
China Petroleum & Chemical Corp.:
(H Shares)	177,812	84,209
sponsored ADR (H Shares)	7,051	334,358
Cimarex Energy Co.	3,812	160,790
CNX Resources Corp. (a)	69,485	880,375
Delek U.S. Holdings, Inc. (b)	122,684	2,301,552
Eni SpA	178,278	1,800,746
Enterprise Products Partners LP	7,053	142,682
EQT Corp.	484,259	7,898,264
Fuji Kosan Co. Ltd.	19,657	221,633
Great Eastern Shipping Co. Ltd.	365,452	1,307,371
Hankook Shell Oil Co. Ltd.	3,600	787,024
HollyFrontier Corp.	55,096	1,568,032
Kyungdong Invest Co. Ltd.	4,756	120,772
Marathon Oil Corp.	896,297	6,489,190
Marathon Petroleum Corp.	148,780	6,421,345
Murphy Oil Corp. (b)	899,565	11,127,619
NACCO Industries, Inc. Class A	26,362	631,897
Oil & Natural Gas Corp. Ltd.	2,999,469	3,635,096
Ovintiv, Inc.	145,050	2,285,988
Pioneer Natural Resources Co.	3,148	380,593
QEP Resources, Inc.	835,796	2,382,019
Reliance Industries Ltd.	6,900	174,437
Southwestern Energy Co. (a)	1,922,877	7,249,246
Star Petroleum Refining PCL	731,882	217,633
Thai Oil PCL (For. Reg.)	35,720	65,043
Total SA sponsored ADR	125,619	5,286,048
Tsakos Energy Navigation Ltd.	9	75
Whiting Petroleum Corp. (a)(b)	130,326	2,650,831
World Fuel Services Corp.	90,202	2,759,279
		73,735,990

TOTAL ENERGY		81,121,225

FINANCIALS - 13.2%
Banks - 1.8%
ACNB Corp.	6,508	163,025
Bank Ireland Group PLC	866,967	3,261,534
Bank of America Corp.	6,200	183,830
Bar Harbor Bankshares	800	17,208
Camden National Corp.	12,496	469,225
Cathay General Bancorp	60,325	2,040,192
Central Pacific Financial Corp.	8,800	174,944
Central Valley Community Bancorp	7,400	113,220
Codorus Valley Bancorp, Inc.	54,347	858,683
Comerica, Inc.	2,800	160,160
Community Trust Bancorp, Inc.	4,900	178,654
Dah Sing Banking Group Ltd.	118,482	117,974
Dimeco, Inc.	2,273	73,873
East West Bancorp, Inc.	39,732	2,381,536
First Bancorp, Puerto Rico	118,661	1,079,815
First Foundation, Inc.	8,300	168,158
First Hawaiian, Inc.	16,180	376,185
FNB Corp., Pennsylvania	40,557	399,892
Hanmi Financial Corp.	26,631	368,040
Hope Bancorp, Inc.	132,594	1,482,401
Independent Bank Corp.	9,800	179,928
LCNB Corp.	8,000	123,040
Meridian Bank/Malvern, PA	10,361	210,121
NIBC Holding NV (c)	17,998	152,890
OFG Bancorp	29,654	509,456
Popular, Inc.	3,900	221,325
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	88,503	976,415
Sparebanken More (primary capital certificate)	15,207	532,610
Sparebanken Nord-Norge	174,908	1,588,671
Synovus Financial Corp.	5,500	204,600
Van Lanschot NV (Bearer)	73,154	1,819,909
Wells Fargo & Co.	550,500	16,448,940
Western Alliance Bancorp.	5,000	340,900
		37,377,354
Capital Markets - 1.0%
AllianceBernstein Holding LP	31,520	1,114,232
Banca Generali SpA	3,433	106,736
Cowen Group, Inc. Class A	3,300	82,995
Donnelley Financial Solutions, Inc. (a)	984	17,604
Hamilton Lane, Inc. Class A	3,605	271,709
Lazard Ltd. Class A	118,024	4,862,589
LPL Financial	2,500	270,850
Nordnet AB	16,600	267,386
State Street Corp.	208,828	14,617,960
Virtu Financial, Inc. Class A	5,600	155,512
Waddell & Reed Financial, Inc. Class A	11,000	278,190
		22,045,763
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	926,695	619,131
Cash Converters International Ltd. (a)	1,364,618	255,513
Discover Financial Services	176,358	14,732,947
Encore Capital Group, Inc. (a)	4,300	127,710
H&T Group PLC	36,155	138,706
Navient Corp.	45,600	513,228
Nicholas Financial, Inc. (a)	16,572	152,131
OneMain Holdings, Inc.	4,800	223,488
Santander Consumer U.S.A. Holdings, Inc.	735,350	16,251,235
Synchrony Financial	988,705	33,269,923
		66,284,012
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	115,150	118,815
Ricoh Leasing Co. Ltd.	57,997	1,705,387
		1,824,202
Insurance - 6.7%
AEGON NV	3,288,513	13,635,049
AFLAC, Inc.	156,985	7,092,582
Allstate Corp.	2,900	310,822
American Financial Group, Inc.	1,800	169,452
ASR Nederland NV	43,636	1,690,307
Brighthouse Financial, Inc. (a)	21	743
Chubb Ltd.	1,200	174,804
Employers Holdings, Inc.	4,000	122,000
FBD Holdings PLC (a)	8,755	75,222
First American Financial Corp.	7,720	403,679
Globe Life, Inc.	1,950	176,261
GoHealth, Inc. (a)	700	9,317
Hartford Financial Services Group, Inc.	6,600	316,932
Hiscox Ltd. (a)	12,541	160,558
Hyundai Fire & Marine Insurance Co. Ltd.	10,217	181,796
Lincoln National Corp.	403,243	18,343,524
MetLife, Inc.	1,004,265	48,355,360
National Western Life Group, Inc.	10,019	1,803,420
NN Group NV	90,208	3,754,887
Old Republic International Corp.	7,900	142,990
Primerica, Inc.	4,226	588,724
Principal Financial Group, Inc.	23,285	1,147,252
Prudential Financial, Inc.	60,776	4,757,545
Reinsurance Group of America, Inc.	78,462	8,242,433
RenaissanceRe Holdings Ltd.	31,035	4,668,905
The Travelers Companies, Inc.	2,000	272,600
Unum Group	1,032,939	23,995,173
		140,592,337
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	539,288	4,379,019
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	27,236	190,076
Genworth MI Canada, Inc.	171,218	5,821,747
Genworth Mortgage Insurance Ltd.	309,621	539,512
Meta Financial Group, Inc.	1,400	54,082
		6,605,417

TOTAL FINANCIALS		279,108,104

HEALTH CARE - 11.4%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	3,000	459,990
Amgen, Inc.	166,364	40,165,261
Biogen, Inc. (a)	4,661	1,317,245
Cell Biotech Co. Ltd.	3,100	54,051
Essex Bio-Technology Ltd.	100,769	50,688
Gilead Sciences, Inc.	18,181	1,192,674
United Therapeutics Corp. (a)	9	1,474
		43,241,383
Health Care Equipment & Supplies - 0.3%
Arts Optical International Holdings Ltd. (a)	1,459,858	148,749
Boston Scientific Corp. (a)	8,640	306,202
Hoshiiryou Sanki Co. Ltd.	16,938	603,167
Integra LifeSciences Holdings Corp. (a)	2,372	156,647
Nakanishi, Inc.	36,719	702,514
Prim SA	86,512	1,007,872
ResMed, Inc.	3,116	628,092
St.Shine Optical Co. Ltd.	173,000	1,642,855
Techno Medica Co. Ltd.	2,033	30,200
Utah Medical Products, Inc.	20,081	1,740,420
Vieworks Co. Ltd.	5,000	145,075
		7,111,793
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	1,213	126,395
Anthem, Inc.	133,397	39,616,241
Centene Corp. (a)	13,000	783,900
Cigna Corp.	2,800	607,740
CVS Health Corp.	155,264	11,124,666
DVx, Inc.	40,465	394,046
Hi-Clearance, Inc.	112,000	483,810
Humana, Inc.	600	229,866
Laboratory Corp. of America Holdings (a)	21,910	5,015,418
Medica Sur SA de CV (a)	20,104	36,012
MEDNAX, Inc. (a)(b)	126,720	3,455,654
Patterson Companies, Inc.	3,500	110,880
Quest Diagnostics, Inc.	2,100	271,215
Ship Healthcare Holdings, Inc.	4,036	232,731
Tokai Corp.	22,587	432,785
Triple-S Management Corp. (a)	125,370	2,937,419
UDG Healthcare PLC (United Kingdom)	68,726	768,386
UnitedHealth Group, Inc.	281,143	93,783,672
Universal Health Services, Inc. Class B	104,550	13,035,294
WIN-Partners Co. Ltd.	151,002	1,585,777
		175,031,907
Health Care Technology - 0.1%
Certara, Inc.	11,600	399,272
Schrodinger, Inc.	15,483	1,398,579
		1,797,851
Pharmaceuticals - 0.6%
Bliss Gvs Pharma Ltd.	287,698	726,155
Bristol-Myers Squibb Co.	1,718	105,537
Daewoong Co. Ltd.	16,000	668,819
Daito Pharmaceutical Co. Ltd.	10,192	361,481
Dawnrays Pharmaceutical Holdings Ltd.	2,607,392	403,556
DongKook Pharmaceutical Co. Ltd.	4,580	127,565
FDC Ltd.	213,721	854,620
Fuji Pharma Co. Ltd.	47,144	548,652
Genomma Lab Internacional SA de CV (a)	205,299	210,216
Jazz Pharmaceuticals PLC (a)	1,159	180,225
Kaken Pharmaceutical Co. Ltd.	1	39
Korea United Pharm, Inc.	12,000	525,219
Kyung Dong Pharmaceutical Co. Ltd.	74,604	635,047
Lee's Pharmaceutical Holdings Ltd.	581,221	365,828
Recordati SpA	112,836	5,849,740
Taro Pharmaceutical Industries Ltd. (a)	3,200	239,168
Viatris, Inc. (a)	60,800	1,032,992
Vivimed Labs Ltd. (a)	17,923	3,985
Whanin Pharmaceutical Co. Ltd.	652	10,698
		12,849,542

TOTAL HEALTH CARE		240,032,476

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	10,085	1,046,722
Ultra Electronics Holdings PLC	6,177	169,014
Vectrus, Inc. (a)	4,314	221,740
		1,437,476
Air Freight & Logistics - 0.0%
Air T Funding warrants 8/30/21 (a)	137	26
Air T, Inc. (a)	54	1,102
Sinotrans Ltd. (H Shares)	854	287
		1,415
Airlines - 0.0%
JetBlue Airways Corp. (a)	9,644	138,295
Spirit Airlines, Inc. (a)	13,900	360,566
		498,861
Building Products - 0.2%
American Woodmark Corp. (a)	1,900	164,369
Builders FirstSource, Inc. (a)	4,462	170,672
Carrier Global Corp.	85	3,273
Gibraltar Industries, Inc. (a)	6,215	557,050
Jeld-Wen Holding, Inc. (a)	37,491	974,391
Kondotec, Inc.	123,783	1,247,934
Owens Corning	3,100	240,560
		3,358,249
Commercial Services & Supplies - 0.6%
Acme United Corp.	1,594	49,988
Aeon Delight Co. Ltd.	6,168	161,406
AJIS Co. Ltd.	53,849	1,979,270
Asia File Corp. Bhd (a)	252,700	135,023
Calian Technologies Ltd.	36,000	1,681,267
Civeo Corp. (a)	66,071	917,726
CoreCivic, Inc.	171,998	1,222,906
HNI Corp.	5,700	183,882
Left Field Printing Group Ltd.	83,508	4,685
Lion Rock Group Ltd.	1,336,124	125,802
Matthews International Corp. Class A	4,000	122,120
Mears Group PLC (a)	73,865	155,857
Mitie Group PLC	2,329,503	1,532,049
NICE Total Cash Management Co., Ltd.	79,711	374,896
Prosegur Compania de Seguridad SA (Reg.)	62,254	172,855
VICOM Ltd.	435,051	707,400
VSE Corp.	73,902	2,557,009
		12,084,141
Construction & Engineering - 0.8%
AECOM (a)	59,270	2,969,427
API Group Corp. (a)(c)	30,446	545,288
Arcadis NV	76,755	2,691,920
Boustead Projs. Pte Ltd.	132,778	100,953
Boustead Singapore Ltd.	279,428	186,159
Comfort Systems U.S.A., Inc.	4,000	221,720
Daiichi Kensetsu Corp.	103,850	1,705,303
EMCOR Group, Inc.	8,411	742,691
Fluor Corp.	40,367	697,945
Geumhwa PSC Co. Ltd.	28,039	706,998
Granite Construction, Inc.	30,510	903,401
Kyeryong Construction Industrial Co. Ltd.	27,197	746,562
Meisei Industrial Co. Ltd.	80,526	601,956
Mirait Holdings Corp.	29,536	470,907
Nippon Rietec Co. Ltd.	70,452	1,553,717
Raiznext Corp.	85,585	944,544
Seikitokyu Kogyo Co. Ltd.	171	1,311
Severfield PLC	197,061	189,002
Shinnihon Corp.	114,521	912,932
United Integrated Services Co.	20,200	172,354
Valmont Industries, Inc.	950	183,274
		17,248,364
Electrical Equipment - 0.8%
Acuity Brands, Inc.	36,394	4,376,015
Aichi Electric Co. Ltd.	24,673	614,793
AQ Group AB	52,822	1,438,077
Atkore International Group, Inc. (a)	4,100	181,876
AZZ, Inc.	46,023	2,190,235
Chiyoda Integre Co. Ltd.	23,976	397,139
Generac Holdings, Inc. (a)	1,570	386,879
GrafTech International Ltd.	11,525	111,793
Hammond Power Solutions, Inc. Class A	29,193	210,030
I-Sheng Electric Wire & Cable Co. Ltd.	727,500	1,086,926
Korea Electric Terminal Co. Ltd.	59,476	4,015,091
Regal Beloit Corp.	2,000	250,960
Sensata Technologies, Inc. PLC (a)	21,331	1,162,540
Servotronics, Inc. (a)	10,301	93,224
TKH Group NV (depositary receipt)	14,609	690,003
		17,205,581
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	119,500	9,031,508
General Electric Co.	43,165	461,002
Lifco AB	12,360	1,138,186
Mytilineos SA	57,131	836,136
Reunert Ltd.	123,759	311,700
		11,778,532
Machinery - 2.0%
Aalberts Industries NV	545,510	24,619,916
Allison Transmission Holdings, Inc.	23,990	976,393
ASL Marine Holdings Ltd. (a)	3,290,598	74,313
Colfax Corp. (a)	7,894	293,025
Crane Co.	5,256	397,774
Cummins, Inc.	649	152,139
Daiwa Industries Ltd.	16,057	158,661
Ebara Jitsugyo Co. Ltd.	4	145
Haitian International Holdings Ltd.	712,769	2,578,683
Hurco Companies, Inc.	3,948	116,150
Hyster-Yale Materials Handling Class A	46,302	4,153,752
Ihara Science Corp.	71,525	1,210,008
ITT, Inc.	6,149	459,392
JOST Werke AG (a)(c)	6,963	352,785
Kyowakogyosyo Co. Ltd.	2,836	103,428
Luxfer Holdings PLC sponsored	13,101	215,773
Maruzen Co. Ltd.	96,133	1,653,842
Miller Industries, Inc.	1,900	75,772
Mincon Group PLC	148,391	201,689
Nadex Co. Ltd.	48,067	325,816
Nitchitsu Co. Ltd.	3,447	45,085
Park-Ohio Holdings Corp.	11,900	335,461
Semperit AG Holding (a)	27,654	867,513
SIMPAC, Inc.	80,000	192,419
Stabilus SA	3,431	257,108
Takamatsu Machinery Co. Ltd.	23,571	150,547
Tocalo Co. Ltd.	188,458	2,565,670
Trinity Industrial Corp.	58,810	400,320
		42,933,579
Marine - 0.1%
Genco Shipping & Trading Ltd.	54,900	434,259
Kirby Corp. (a)	14,426	732,264
SITC International Holdings Co. Ltd.	115,695	265,912
Tokyo Kisen Co. Ltd.	49,896	278,669
		1,711,104
Professional Services - 0.2%
ABIST Co. Ltd.	64	1,792
Kforce, Inc.	3,300	140,745
McMillan Shakespeare Ltd.	117,662	1,140,226
Nielsen Holdings PLC	65,610	1,465,071
Persol Holdings Co. Ltd.	17,765	332,251
Robert Half International, Inc.	2,100	141,750
SHL-JAPAN Ltd.	7,385	175,909
Synergie SA (a)	9,334	355,676
TrueBlue, Inc. (a)	10,500	195,195
		3,948,615
Road & Rail - 0.9%
Alps Logistics Co. Ltd.	171,996	1,781,619
Chilled & Frozen Logistics Holdings Co. Ltd.	86,021	1,626,059
Daqin Railway Co. Ltd. (A Shares)	2,617,346	2,593,831
Hamakyorex Co. Ltd.	117,251	3,419,751
Higashi Twenty One Co. Ltd.	15,310	91,353
Knight-Swift Transportation Holdings, Inc. Class A	13,625	545,000
Sakai Moving Service Co. Ltd.	88,707	4,111,628
Trancom Co. Ltd.	51,615	4,025,916
		18,195,157
Trading Companies & Distributors - 1.4%
AddTech AB (B Shares)	262,672	3,489,175
Alconix Corp.	141,132	2,126,176
Applied Industrial Technologies, Inc.	3,800	267,482
Chori Co. Ltd.	25,814	375,584
GMS, Inc. (a)	7,900	229,021
Goodfellow, Inc.	45,950	286,750
HERIGE (a)	4,486	160,053
Houston Wire & Cable Co. (a)	15,792	52,745
Itochu Corp.	337,787	9,666,490
Lumax International Corp. Ltd.	158,000	367,206
Meiwa Corp.	128,841	548,600
Mitani Shoji Co. Ltd.	58,615	3,799,664
MRC Global, Inc. (a)	133,012	919,113
MSC Industrial Direct Co., Inc. Class A	1,920	148,934
Nishikawa Keisoku Co. Ltd.	4	181
NOW, Inc. (a)	59,072	489,707
Otec Corp.	7,305	160,125
Parker Corp.	134,062	605,388
Richelieu Hardware Ltd.	54,575	1,599,160
Senshu Electric Co. Ltd.	53,851	1,588,616
Tanaka Co. Ltd.	1,931	12,831
TECHNO ASSOCIE Co. Ltd.	18,814	182,850
Totech Corp.	70,656	1,846,250
Univar, Inc. (a)	7,700	143,143
Yamazen Co. Ltd.	9	84
		29,065,328
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	709,578	447,533
Isewan Terminal Service Co. Ltd.	94,184	641,111
Meiko Transportation Co. Ltd.	60,296	661,992
Qingdao Port International Co. Ltd. (H Shares) (c)	840,660	485,752
Winas Ltd. (d)	1,396,900	8,413
		2,244,801

TOTAL INDUSTRIALS		161,711,203

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	4,096	802,611
Electronic Equipment & Components - 5.9%
A&D Co. Ltd.	43,704	486,504
Alviva Holdings Ltd.	508,545	380,158
Amphenol Corp. Class A	3,923	489,904
Arrow Electronics, Inc. (a)	3,132	305,777
Avnet, Inc.	7,221	254,974
CDW Corp.	6,696	881,595
Coda Octopus Group, Inc. (a)	9	55
CONEXIO Corp.	9	118
Daido Signal Co. Ltd.	6,183	34,178
Dynapack International Technology Corp.	249,000	799,154
Elematec Corp.	185,081	1,752,832
Fabrinet (a)	1,300	102,622
Hi-P International Ltd.	824,735	1,241,697
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,000,000	43,786,370
IDIS Holdings Co. Ltd.	48,087	554,657
Image Sensing Systems, Inc. (a)(b)	3,859	16,980
Insight Enterprises, Inc. (a)	34,336	2,612,970
Jabil, Inc.	4,600	190,302
Keysight Technologies, Inc. (a)	17,402	2,463,949
Kingboard Chemical Holdings Ltd.	6,474,531	26,513,573
Kingboard Laminates Holdings Ltd.	272,123	440,128
Muramoto Electronic Thailand PCL (For. Reg.)	88,616	595,116
Nippo Ltd.	51,118	355,281
PAX Global Technology Ltd.	302,112	296,920
Redington India Ltd.	2,089,461	3,871,497
Restar Holdings Corp.	67,164	1,341,420
ScanSource, Inc. (a)	122,709	2,968,331
Shibaura Electronics Co. Ltd.	37,725	1,098,489
Sigmatron International, Inc. (a)	11,995	60,935
Simplo Technology Co. Ltd.	432,000	5,567,527
SYNNEX Corp.	192,370	15,701,239
Tomen Devices Corp.	39,251	1,431,465
Tripod Technology Corp.	73,000	334,886
VSTECS Holdings Ltd.	7,114,133	6,221,110
Wayside Technology Group, Inc.	23,205	421,171
Wireless Telecom Group, Inc. (a)	15,933	31,229
		123,605,113
IT Services - 4.3%
ALTEN (a)	43,413	4,588,763
Amdocs Ltd.	323,165	22,821,912
Argo Graphics, Inc.	59,740	1,793,711
CACI International, Inc. Class A (a)	3,586	865,015
Computer Services, Inc.	22,016	1,364,992
Concentrix Corp. (a)	195,470	20,899,652
CSE Global Ltd.	2,447,915	884,522
Data Applications Co. Ltd.	9	143
Dimerco Data System Corp.	30,000	61,047
DXC Technology Co.	42,327	1,193,621
E-Credible Co. Ltd.	7,775	153,291
eClerx Services Ltd.	125,131	1,696,894
EOH Holdings Ltd. (a)	465,486	270,087
EPAM Systems, Inc. (a)	2,139	736,736
Estore Corp.	10,800	242,921
ExlService Holdings, Inc. (a)	10,096	774,161
Gabia, Inc.	71,800	863,482
Global Dominion Access SA (c)	156	718
Global Payments, Inc.	4,155	733,441
Indra Sistemas SA (a)	939,931	8,292,549
Know IT AB	114,121	3,837,584
ManTech International Corp. Class A	9,794	878,424
Net 1 UEPS Technologies, Inc. (a)(b)	13,855	68,028
NIC, Inc.	3,600	96,912
Nice Information & Telecom, Inc.	9,680	238,886
Science Applications International Corp.	7,654	735,014
Societe Pour L'Informatique Industrielle SA	99,702	2,552,960
Softcreate Co. Ltd.	42,905	1,075,236
The Western Union Co.	581,245	12,944,326
TravelSky Technology Ltd. (H Shares)	76,142	170,094
Verra Mobility Corp. (a)	27,200	348,160
WNS Holdings Ltd. sponsored ADR (a)	5,011	336,639
		91,519,921
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Energy Industries, Inc.	11,321	1,161,308
Array Technologies, Inc.	8,500	346,460
ASM Pacific Technology Ltd.	11,309	164,969
Axell Corp.	10,728	73,743
Boe Varitronix Ltd.	358,072	175,497
CMC Materials, Inc.	5,010	738,023
Entegris, Inc.	11,890	1,169,857
Leeno Industrial, Inc.	100	13,716
Melexis NV	10,071	1,128,059
Miraial Co. Ltd.	9,926	103,766
MKS Instruments, Inc.	6,319	998,844
Powertech Technology, Inc.	738,000	2,566,178
Renesas Electronics Corp. (a)	32,695	374,567
Semtech Corp. (a)	6,984	495,515
Trio-Tech International (a)	13,876	67,992
		9,578,494
Software - 2.0%
AdaptIT Holdings Ltd. (a)	183,092	52,997
Altair Engineering, Inc. Class A (a)	10,831	605,778
ANSYS, Inc. (a)	77,400	27,428,238
Aspen Technology, Inc. (a)	2,878	385,364
C3.Ai, Inc. (b)	1,900	265,240
Cerence, Inc. (a)(b)	7,462	835,072
Cyient Ltd.	300,000	2,493,549
Digital Turbine, Inc. (a)	13,177	753,856
Ebix, Inc. (b)	71,454	3,720,610
ICT Group NV (b)	35,701	450,579
InfoVine Co. Ltd.	2,756	49,162
KSK Co., Ltd.	31,746	675,866
Kuaishou Technology (a)	20,100	298,133
Manhattan Associates, Inc. (a)	8,055	912,068
Micro Focus International PLC sponsored ADR	2	12
NetGem SA (a)	56,976	82,280
Nucleus Software Exports Ltd. (a)	35,047	266,989
Open Text Corp.	4,078	182,669
Pegasystems, Inc.	3,694	470,800
Pro-Ship, Inc.	33,224	452,946
Telos Corp.	10,300	363,590
Vitec Software Group AB	3,942	141,286
Zensar Technologies Ltd.	272,135	880,536
		41,767,620
Technology Hardware, Storage & Peripherals - 3.0%
Compal Electronics, Inc.	4,499,000	3,445,202
Corsair Gaming, Inc. (b)	11,400	430,692
HP, Inc.	173,858	4,231,704
Samsung Electronics Co. Ltd.	2,800	205,295
Seagate Technology LLC	795,770	52,616,312
Super Micro Computer, Inc. (a)	74,837	2,319,947
Xerox Holdings Corp.	6,600	138,798
		63,387,950

TOTAL INFORMATION TECHNOLOGY		330,661,709

MATERIALS - 4.0%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	18,544	500,503
Birla Carbon Thailand PCL (For. Reg.)	835,622	1,172,607
C. Uyemura & Co. Ltd.	30,122	2,263,212
Chase Corp.	37,363	3,745,267
Core Molding Technologies, Inc. (a)	50,665	606,967
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)	80,059	171,084
DuPont de Nemours, Inc.	1,413	112,263
EcoGreen International Group Ltd.	3,648,036	611,672
Element Solutions, Inc.	13,000	221,390
FMC Corp.	75,575	8,184,017
Fujikura Kasei Co., Ltd.	162,974	765,509
Fuso Chemical Co. Ltd.	11,985	423,929
Gujarat Narmada Valley Fertilizers Co.	373,242	1,079,871
Gujarat State Fertilizers & Chemicals Ltd.	2,265,887	2,383,753
Honshu Chemical Industry Co. Ltd.	55,440	961,182
Huntsman Corp.	12,786	337,806
Innospec, Inc.	46,339	4,068,101
KPX Holdings Corp.	3,573	179,546
Kraton Performance Polymers, Inc. (a)	2,600	73,008
Livent Corp. (a)	81,242	1,480,229
Miwon Chemicals Co. Ltd.	3,108	168,129
Miwon Commercial Co. Ltd.	5,067	595,777
Muto Seiko Co. Ltd.	15,500	92,487
Nihon Parkerizing Co. Ltd.	20,947	203,381
Nippon Soda Co. Ltd.	23,064	659,915
SK Kaken Co. Ltd.	3,943	1,449,286
Soken Chemical & Engineer Co. Ltd.	40,159	725,772
T&K Toka Co. Ltd.	98,228	789,613
Thai Rayon PCL:
(For. Reg.)	163,581	154,399
NVDR	92,472	87,281
The Chemours Co. LLC	17,930	472,276
The Mosaic Co.	105,227	2,731,693
Trinseo SA	5,600	284,648
Yara International ASA	130,242	6,089,734
Yip's Chemical Holdings Ltd.	1,873,546	724,940
		44,571,247
Construction Materials - 0.3%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	42,685	394,555
Buzzi Unicem SpA	75,574	1,864,522
Mitani Sekisan Co. Ltd.	107,900	4,826,116
RHI Magnesita NV	7,975	423,966
West China Cement Ltd.	143	21
		7,509,180
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	3,300	162,921
Chuoh Pack Industry Co. Ltd.	25,254	249,297
International Paper Co.	2,000	100,620
Kohsoku Corp.	104,757	1,465,168
Mayr-Melnhof Karton AG	1,388	275,906
Packaging Corp. of America	2,968	399,077
Samhwa Crown & Closure Co. Ltd.	2,820	96,825
Silgan Holdings, Inc.	13,860	504,920
The Pack Corp.	117,679	2,859,259
WestRock Co.	38,192	1,582,295
		7,696,288
Metals & Mining - 1.1%
Arconic Rolled Products Corp. (a)	44	1,109
Chubu Steel Plate Co. Ltd.	30,148	207,808
Cleveland-Cliffs, Inc.	847,617	13,002,445
Commercial Metals Co.	8,500	167,365
Compania de Minas Buenaventura SA sponsored ADR (a)	176,810	1,799,926
Gatos Silver, Inc.	61,500	812,415
Granges AB	22,520	259,526
Hill & Smith Holdings PLC	61,609	1,141,271
Orvana Minerals Corp. (a)	42,722	10,357
Perenti Global Ltd.	898,993	893,172
Reliance Steel & Aluminum Co.	1,500	174,120
Steel Dynamics, Inc.	3,900	133,653
Tohoku Steel Co. Ltd.	37,725	539,160
Tokyo Tekko Co. Ltd.	45,839	870,436
Warrior Metropolitan Coal, Inc.	106,969	2,462,426
Webco Industries, Inc. (a)(d)	487	51,135
		22,526,324
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	17,761	675,096
Schweitzer-Mauduit International, Inc.	4,000	148,560
Stella-Jones, Inc.	36,990	1,329,471
Western Forest Products, Inc.	133,930	131,966
		2,285,093

TOTAL MATERIALS		84,588,132

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	4,200	146,328
NSI NV	527	21,712
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	2,266	1,647
		169,687
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	4,772	74,807
Century21 Real Estate Japan Ltd.	7,585	77,700
Jones Lang LaSalle, Inc. (a)	8,048	1,176,698
LSL Property Services PLC (a)	101,558	327,002
Midland Holdings Ltd. (a)	14	1
Midland IC&I Ltd. (a)	11	0
Open House Co. Ltd.	1	40
Realogy Holdings Corp. (a)	15,000	213,000
Relo Group, Inc.	16,342	406,268
Selvaag Bolig ASA	46,926	285,975
Servcorp Ltd.	58,008	126,791
Sino Land Ltd.	145,627	202,853
Tejon Ranch Co. (a)(b)	31,426	500,616
Wing Tai Holdings Ltd.	118,517	169,514
		3,561,265

TOTAL REAL ESTATE		3,730,952

UTILITIES - 2.0%
Electric Utilities - 1.8%
Exelon Corp.	61,915	2,573,187
NRG Energy, Inc.	4,700	194,627
PG&E Corp. (a)	1,603,847	18,331,971
PPL Corp.	589,493	16,311,271
		37,411,056
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	4,200	202,416
China Resource Gas Group Ltd.	14,169	70,907
Hokuriku Gas Co.	11,328	335,260
K&O Energy Group, Inc.	19,422	264,597
Keiyo Gas Co. Ltd.	8,200	267,736
Star Gas Partners LP	15,000	143,400
		1,284,316
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,566,000	2,773,670
Vistra Corp.	8,700	173,739
		2,947,409
Multi-Utilities - 0.0%
CMS Energy Corp.	12,635	718,679
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	409,213	123,462

TOTAL UTILITIES		42,484,922

TOTAL COMMON STOCKS
(Cost $1,683,363,467)		2,020,565,370

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	1,300	130,078
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Namyang Dairy Products Co. Ltd.	400	65,272
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	194	4,920
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	9,650	203,326

TOTAL INDUSTRIALS		208,246

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $407,730)		403,596
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (Cost $0)(d)(e)	388,666	0
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.09% (f)	85,850,531	85,867,701
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	55,118,555	55,124,067
TOTAL MONEY MARKET FUNDS
(Cost $140,991,766)		140,991,768
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,824,762,963)		2,161,960,734
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(55,287,363)
NET ASSETS - 100%		$2,106,673,371

Values shown as $0 in the Schedule of Investments may reflect amounts less than $1.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,023,926 or 0.2% of net assets.

 (d) Level 3 security

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,481
Fidelity Securities Lending Cash Central Fund	161,604
Total	$213,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$34,808,013	$34,808,013	$--	$--
Consumer Discretionary	514,224,346	514,224,342	--	4
Consumer Staples	248,289,638	248,258,948	--	30,690
Energy	81,121,225	79,228,338	1,884,955	7,932
Financials	279,108,104	265,473,055	13,635,049	--
Health Care	240,032,476	240,032,476	--	--
Industrials	161,919,449	161,599,336	311,700	8,413
Information Technology	330,661,709	329,660,334	1,001,375	--
Materials	84,588,132	84,536,997	--	51,135
Real Estate	3,730,952	3,730,952	--	--
Utilities	42,484,922	42,484,922	--	--
Corporate Bonds	--	--	--	--
Money Market Funds	140,991,768	140,991,768	--	--
Total Investments in Securities:	$2,161,960,734	$2,145,029,481	$16,833,079	$98,174

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.3%
Japan	10.0%
United Kingdom	6.8%
Canada	4.8%
Ireland	3.4%
Taiwan	2.9%
Netherlands	2.4%
Cayman Islands	2.2%
India	1.2%
Bermuda	1.1%
Bailiwick of Guernsey	1.1%
Others (Individually Less Than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,879,923) — See accompanying schedule: Unaffiliated issuers (cost $1,683,771,197)	$2,020,968,966
Fidelity Central Funds (cost $140,991,766)	140,991,768
Total Investment in Securities (cost $1,824,762,963)		$2,161,960,734
Cash		25,849
Foreign currency held at value (cost $760,965)		756,620
Receivable for investments sold		3,598,907
Receivable for fund shares sold		2,439,205
Dividends receivable		1,457,963
Distributions receivable from Fidelity Central Funds		42,143
Other receivables		75,334
Total assets		2,170,356,755
Liabilities
Payable for investments purchased	$4,194,806
Payable for fund shares redeemed	2,991,970
Accrued management fee	894,443
Other payables and accrued expenses	478,784
Collateral on securities loaned	55,123,381
Total liabilities		63,683,384
Net Assets		$2,106,673,371
Net Assets consist of:
Paid in capital		$1,774,375,967
Total accumulated earnings (loss)		332,297,404
Net Assets		$2,106,673,371
Net Asset Value, offering price and redemption price per share ($2,106,673,371 ÷ 159,341,804 shares)		$13.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$16,656,353
Income from Fidelity Central Funds (including $161,604 from security lending)		213,085
Total income		16,869,438
Expenses
Management fee	$4,980,037
Independent trustees' fees and expenses	4,742
Interest	244
Miscellaneous	22,163
Total expenses before reductions	5,007,186
Expense reductions	(4)
Total expenses after reductions		5,007,182
Net investment income (loss)		11,862,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,797)	61,024,088
Fidelity Central Funds	1,499
Foreign currency transactions	92,745
Total net realized gain (loss)		61,118,332
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $478,886)	357,768,652
Fidelity Central Funds	(8,733)
Assets and liabilities in foreign currencies	(24,567)
Total change in net unrealized appreciation (depreciation)		357,735,352
Net gain (loss)		418,853,684
Net increase (decrease) in net assets resulting from operations		$430,715,940

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,862,256	$36,216,173
Net realized gain (loss)	61,118,332	(53,525,566)
Change in net unrealized appreciation (depreciation)	357,735,352	(30,941,753)
Net increase (decrease) in net assets resulting from operations	430,715,940	(48,251,146)
Distributions to shareholders	(31,826,765)	(51,263,392)
Share transactions
Proceeds from sales of shares	237,349,211	718,795,421
Reinvestment of distributions	31,826,765	51,263,392
Cost of shares redeemed	(422,883,802)	(732,369,550)
Net increase (decrease) in net assets resulting from share transactions	(153,707,826)	37,689,263
Total increase (decrease) in net assets	245,181,349	(61,825,275)
Net Assets
Beginning of period	1,861,492,022	1,923,317,297
End of period	$2,106,673,371	$1,861,492,022
Other Information
Shares
Sold	19,503,922	65,370,553
Issued in reinvestment of distributions	2,747,573	4,541,122
Redeemed	(34,885,986)	(69,800,041)
Net increase (decrease)	(12,634,491)	111,634

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.82	$11.19	$11.52	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.20	.20	.17	–C
Net realized and unrealized gain (loss)	2.52	(.27)	(.29)	1.19	.23
Total from investment operations	2.59	(.07)	(.09)	1.36	.23
Distributions from net investment income	(.19)	(.22)	(.17)	(.06)	–
Distributions from net realized gain	–	(.08)	(.06)	(.01)	–
Total distributions	(.19)	(.30)	(.24)D	(.07)	–
Net asset value, end of period	$13.22	$10.82	$11.19	$11.52	$10.23
Total ReturnE,F	24.20%	(.74)%	(.73)%	13.33%	2.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%I
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%I
Net investment income (loss)	1.19%I	1.86%	1.85%	1.54%	(.14)%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,106,673	$1,861,492	$1,923,317	$2,092,759	$459,470
Portfolio turnover rateJ,K	13%I	21%	20%	23%	3%L

 A For the period May 26, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$499,842,704
Gross unrealized depreciation	(165,341,599)
Net unrealized appreciation (depreciation)	$334,501,105
Tax cost	$1,827,459,629

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(29,260,134)
Long-term	(31,339,081)
Total capital loss carryforward	$(60,599,215)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock K6 Fund	123,896,507	305,274,785

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $18,901,543 in exchange for 1,718,322 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 3,929,798 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $43,502,867. The Fund had a net realized gain of $8,990,208 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $224,490,934 in exchange for 19,957,245 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock K6 Fund	$4,244

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Low-Priced Stock K6 Fund	Borrower	$13,128,000.34%		$244

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $16,912,746 and $12,200,387, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Low-Priced Stock K6 Fund	$1,989

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock K6 Fund	$19,602	$53	$10,189

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Low-Priced Stock K6 Fund	.50%
Actual		$1,000.00	$1,242.00	$2.83
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Low-Priced Stock K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

LPSK6-SANN-0321
1.9883998.103

Fidelity® Value Discovery K6 Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.9
Comcast Corp. Class A	3.0
Cigna Corp.	2.2
Samsung Electronics Co. Ltd.	2.2
Bank of America Corp.	2.2
Cisco Systems, Inc.	2.1
JPMorgan Chase & Co.	2.0
Procter & Gamble Co.	2.0
Bristol-Myers Squibb Co.	1.9
UnitedHealth Group, Inc.	1.9
23.4

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Financials	18.0
Health Care	15.8
Industrials	11.4
Communication Services	10.6
Utilities	9.9

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	96.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 16.8%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	57,300	$3,137,175
Entertainment - 0.6%
Electronic Arts, Inc.	3,400	486,880
Lions Gate Entertainment Corp. Class B (a)	46,289	572,132
		1,059,012
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A (a)	1,663	3,038,900
Facebook, Inc. Class A (a)	4,100	1,059,153
		4,098,053
Media - 5.1%
Comcast Corp. Class A	115,997	5,749,971
Fox Corp. Class A	17,928	558,995
Interpublic Group of Companies, Inc.	100,355	2,415,545
WPP PLC	98,400	1,028,243
		9,752,754
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	15,600	1,966,848

TOTAL COMMUNICATION SERVICES		20,013,842

CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.8%
Lear Corp.	10,400	1,567,904
Household Durables - 0.8%
Newell Brands, Inc.	23,400	562,068
Whirlpool Corp.	4,800	888,432
		1,450,500
Multiline Retail - 0.8%
Dollar General Corp.	8,000	1,556,880
Specialty Retail - 2.7%
Best Buy Co., Inc.	18,300	1,991,406
Dick's Sporting Goods, Inc.	12,200	817,522
Lowe's Companies, Inc.	10,400	1,735,240
Williams-Sonoma, Inc.	4,000	515,680
		5,059,848
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	28,425	2,423,516
Tapestry, Inc.	47,000	1,486,140
		3,909,656

TOTAL CONSUMER DISCRETIONARY		13,544,788

CONSUMER STAPLES - 6.5%
Beverages - 0.5%
C&C Group PLC (United Kingdom) (a)	291,600	922,928
Food & Staples Retailing - 1.7%
Kroger Co.	57,600	1,987,200
U.S. Foods Holding Corp. (a)	42,300	1,310,877
		3,298,077
Food Products - 1.7%
Mondelez International, Inc.	51,000	2,827,440
Tyson Foods, Inc. Class A	6,700	430,877
		3,258,317
Household Products - 2.6%
Procter & Gamble Co.	29,700	3,807,837
Reckitt Benckiser Group PLC	6,000	508,670
Spectrum Brands Holdings, Inc.	6,900	521,433
		4,837,940

TOTAL CONSUMER STAPLES		12,317,262

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	28,611	420,296
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	51,300	940,329
Parex Resources, Inc. (a)	120,000	1,815,836
Teekay LNG Partners LP	61,316	759,705
		3,515,870

TOTAL ENERGY		3,936,166

FINANCIALS - 18.0%
Banks - 6.8%
Bank of America Corp.	139,200	4,127,280
Cullen/Frost Bankers, Inc.	5,200	479,648
JPMorgan Chase & Co.	29,600	3,808,632
M&T Bank Corp.	16,000	2,119,520
PNC Financial Services Group, Inc.	16,300	2,339,376
		12,874,456
Capital Markets - 1.5%
Affiliated Managers Group, Inc.	10,900	1,201,071
BlackRock, Inc. Class A	1,000	701,260
Invesco Ltd.	29,500	607,405
State Street Corp.	6,181	432,670
		2,942,406
Consumer Finance - 2.7%
Capital One Financial Corp.	20,882	2,177,157
Discover Financial Services	35,453	2,961,744
		5,138,901
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	32,375	7,377,291
Insurance - 3.1%
Allstate Corp.	4,545	487,133
American International Group, Inc.	23,400	876,096
Chubb Ltd.	14,588	2,125,034
The Travelers Companies, Inc.	17,341	2,363,578
		5,851,841

TOTAL FINANCIALS		34,184,895

HEALTH CARE - 15.8%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	14,000	2,146,620
Amgen, Inc.	11,475	2,770,409
Regeneron Pharmaceuticals, Inc. (a)	2,600	1,309,984
		6,227,013
Health Care Providers & Services - 8.3%
Anthem, Inc.	6,533	1,940,170
Centene Corp. (a)	54,500	3,286,350
Cigna Corp.	19,385	4,207,514
CVS Health Corp.	30,219	2,165,191
Humana, Inc.	1,500	574,665
UnitedHealth Group, Inc.	10,900	3,636,022
		15,809,912
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	59,500	3,655,085
Roche Holding AG (participation certificate)	7,586	2,618,020
Sanofi SA sponsored ADR	33,459	1,579,599
		7,852,704

TOTAL HEALTH CARE		29,889,629

INDUSTRIALS - 11.4%
Aerospace & Defense - 0.4%
L3Harris Technologies, Inc.	2,200	377,322
Northrop Grumman Corp.	1,300	372,593
		749,915
Air Freight & Logistics - 0.6%
Deutsche Post AG	12,300	607,560
XPO Logistics, Inc. (a)	5,200	574,132
		1,181,692
Building Products - 2.1%
Carrier Global Corp.	14,100	542,850
Owens Corning	22,400	1,738,240
Trane Technologies PLC	11,300	1,619,855
		3,900,945
Electrical Equipment - 1.3%
Regal Beloit Corp.	13,200	1,656,336
Vestas Wind Systems A/S	3,900	837,399
		2,493,735
Industrial Conglomerates - 2.8%
3M Co.	14,600	2,564,636
Siemens AG	17,100	2,654,973
		5,219,609
Machinery - 3.8%
ITT, Inc.	19,100	1,426,961
Oshkosh Corp.	24,700	2,262,273
Otis Worldwide Corp.	14,650	947,123
Pentair PLC	24,600	1,339,716
Stanley Black & Decker, Inc.	6,600	1,145,034
		7,121,107
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	5,300	210,781
United Rentals, Inc. (a)	2,600	631,826
		842,607

TOTAL INDUSTRIALS		21,509,610

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 2.2%
Cisco Systems, Inc.	88,200	3,931,956
CommScope Holding Co., Inc. (a)	18,500	271,765
		4,203,721
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	21,917	2,638,807
IT Services - 2.0%
Amdocs Ltd.	15,469	1,092,421
Capgemini SA	5,500	797,606
Cognizant Technology Solutions Corp. Class A	23,343	1,819,587
		3,709,614
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	6,900	1,107,243
ON Semiconductor Corp. (a)	5,600	193,144
		1,300,387
Software - 0.5%
NortonLifeLock, Inc.	45,100	950,257

TOTAL INFORMATION TECHNOLOGY		12,802,786

MATERIALS - 3.7%
Chemicals - 1.5%
Albemarle Corp. U.S.	1,100	178,926
DuPont de Nemours, Inc.	33,100	2,629,795
		2,808,721
Metals & Mining - 2.2%
BHP Billiton Ltd. sponsored ADR	3,400	227,052
Lundin Mining Corp.	197,500	1,760,704
Newmont Corp.	36,800	2,193,280
		4,181,036

TOTAL MATERIALS		6,989,757

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	2,600	591,136
Simon Property Group, Inc.	11,700	1,087,281
		1,678,417
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	54,738	3,337,923

TOTAL REAL ESTATE		5,016,340

UTILITIES - 9.9%
Electric Utilities - 7.2%
Duke Energy Corp.	23,700	2,227,800
Evergy, Inc.	32,700	1,756,971
Exelon Corp.	54,689	2,272,875
FirstEnergy Corp.	5,000	153,800
PG&E Corp. (a)	173,000	1,977,390
Portland General Electric Co.	25,600	1,082,624
PPL Corp.	36,300	1,004,421
Southern Co.	54,200	3,193,464
		13,669,345
Gas Utilities - 0.3%
Atmos Energy Corp.	6,100	542,900
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	18,700	456,093
Vistra Corp.	59,200	1,182,224
		1,638,317
Multi-Utilities - 1.6%
Dominion Energy, Inc.	29,400	2,142,966
NiSource, Inc.	38,200	846,130
		2,989,096

TOTAL UTILITIES		18,839,658

TOTAL COMMON STOCKS
(Cost $143,516,787)		179,044,733

Nonconvertible Preferred Stocks - 2.2%
INFORMATION TECHNOLOGY - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co. Ltd.
(Cost $2,626,091)	63,860	4,174,005

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.09% (b)
(Cost $7,396,421)	7,394,942	7,396,421
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $153,539,299)		190,615,159
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,126,102)
NET ASSETS - 100%		$189,489,057

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,484
Fidelity Securities Lending Cash Central Fund	218
Total	$1,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,013,842	$18,985,599	$1,028,243	$--
Consumer Discretionary	13,544,788	13,544,788	--	--
Consumer Staples	12,317,262	11,808,592	508,670	--
Energy	3,936,166	3,936,166	--	--
Financials	34,184,895	34,184,895	--	--
Health Care	29,889,629	27,271,609	2,618,020	--
Industrials	21,509,610	20,064,651	1,444,959	--
Information Technology	16,976,791	16,976,791	--	--
Materials	6,989,757	6,989,757	--	--
Real Estate	5,016,340	5,016,340	--	--
Utilities	18,839,658	18,839,658	--	--
Money Market Funds	7,396,421	7,396,421	--	--
Total Investments in Securities:	$190,615,159	$185,015,267	$5,599,892	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Switzerland	3.9%
Korea (South)	2.2%
Canada	2.2%
Ireland	2.1%
Germany	1.7%
France	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $146,142,878)	$183,218,738
Fidelity Central Funds (cost $7,396,421)	7,396,421
Total Investment in Securities (cost $153,539,299)		$190,615,159
Foreign currency held at value (cost $61)		61
Receivable for investments sold		569,552
Receivable for fund shares sold		87,065
Dividends receivable		325,204
Distributions receivable from Fidelity Central Funds		312
Other receivables		4,389
Total assets		191,601,742
Liabilities
Payable for investments purchased	$1,914,893
Payable for fund shares redeemed	125,528
Accrued management fee	72,264
Total liabilities		2,112,685
Net Assets		$189,489,057
Net Assets consist of:
Paid in capital		$160,371,911
Total accumulated earnings (loss)		29,117,146
Net Assets		$189,489,057
Net Asset Value, offering price and redemption price per share ($189,489,057 ÷ 15,734,455 shares)		$12.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$1,528,802
Non-Cash dividends		210,622
Income from Fidelity Central Funds (including $218 from security lending)		1,702
Total income		1,741,126
Expenses
Management fee	$398,913
Independent trustees' fees and expenses	419
Interest	62
Miscellaneous	4,459
Total expenses before reductions	403,853
Expense reductions	(2)
Total expenses after reductions		403,851
Net investment income (loss)		1,337,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,899,414
Fidelity Central Funds	(12)
Foreign currency transactions	401
Total net realized gain (loss)		2,899,803
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28,829,857
Fidelity Central Funds	(68)
Assets and liabilities in foreign currencies	128
Total change in net unrealized appreciation (depreciation)		28,829,917
Net gain (loss)		31,729,720
Net increase (decrease) in net assets resulting from operations		$33,066,995

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,337,275	$3,978,139
Net realized gain (loss)	2,899,803	(8,634,620)
Change in net unrealized appreciation (depreciation)	28,829,917	(2,850,046)
Net increase (decrease) in net assets resulting from operations	33,066,995	(7,506,527)
Distributions to shareholders	(3,362,410)	(6,868,130)
Share transactions
Proceeds from sales of shares	29,911,443	62,134,131
Reinvestment of distributions	3,362,410	6,868,130
Cost of shares redeemed	(37,881,878)	(81,936,188)
Net increase (decrease) in net assets resulting from share transactions	(4,608,025)	(12,933,927)
Total increase (decrease) in net assets	25,096,560	(27,308,584)
Net Assets
Beginning of period	164,392,497	191,701,081
End of period	$189,489,057	$164,392,497
Other Information
Shares
Sold	2,615,603	6,095,665
Issued in reinvestment of distributions	310,770	624,873
Redeemed	(3,390,958)	(8,047,567)
Net increase (decrease)	(464,585)	(1,327,029)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.94	$10.98	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.23C	.22	.19	–D
Net realized and unrealized gain (loss)	2.02	(.62)	.09	.49	.38
Total from investment operations	2.10	(.39)	.31	.68	.38
Distributions from net investment income	(.21)	(.23)	(.27)	(.08)	–
Distributions from net realized gain	–	(.17)	(.08)	–	–
Total distributions	(.21)	(.40)	(.35)	(.08)	–
Net asset value, end of period	$12.04	$10.15	$10.94	$10.98	$10.38
Total ReturnE,F	20.94%	(3.80)%	2.98%	6.58%	3.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%I	.45%	.45%	.45%	.45%I
Expenses net of fee waivers, if any	.46%I	.45%	.45%	.45%	.45%I
Expenses net of all reductions	.46%I	.44%	.45%	.45%	.45%I
Net investment income (loss)	1.51%I	2.27%C	2.13%	1.81%	(.28)%I
Supplemental Data
Net assets, end of period (000 omitted)	$189,489	$164,392	$191,701	$266,215	$297,069
Portfolio turnover rateJ	56%I	82%	45%	38%K	- %K,L

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.93%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,065,467
Gross unrealized depreciation	(3,774,849)
Net unrealized appreciation (depreciation)	$36,290,618
Tax cost	$154,324,541

The Fund elected to defer to its next fiscal year approximately $9,259,760 of capital losses recognized during the period November 1, 2019 to July 31, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery K6 Fund	47,847,224	59,899,195

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery K6 Fund	$989

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Discovery K6 Fund	Borrower	$3,371,500.33%		$62

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $3,432,056 and $3,734,216, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Value Discovery K6 Fund	$177

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Discovery K6 Fund	$22	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Value Discovery K6 Fund	.46%
Actual		$1,000.00	$1,209.40	$2.56
Hypothetical-C		$1,000.00	$1,022.89	$2.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Value Discovery K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

FVDK6-SANN-0321
1.9884002.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2021